EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.2 Schedule 1

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	2041946	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041946	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041946	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985314	XXXXX	FPRO8998	02/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/11/2025		A	A	N/A	A	N/A	A	A	A	N/A	A	N/A	A
XXX	1985314	XXXXX	FCOM8997	02/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985314	XXXXX	FCRE8999	02/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985362	XXXXX	FCRE8999	02/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985362	XXXXX	FPRO8998	02/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/05/2025		A	A	N/A	A	N/A	A	A	A	N/A	A	N/A	A
XXX	1985362	XXXXX	FCOM8997	02/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048749	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	N/A	A	N/A	A	A	A	N/A	A	N/A	A
XXX	2048749	XXXXX	FCRE7009	05/20/2025	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required - Replacement cost estimate of $XXX is higher than required coverage amount of $XXX. Unpaid principal balance for first lien and second mortgage is $XXX.	Document Uploaded. Please see attached.; Document Uploaded. HOI dwelling cover is $XXX ($XXX+$XXX). XXX% of first & second mortgages ($XXX+XXX=$XXX) is $XXX. We only required the dwelling cover to be XXX% of the first & second mortgages combine. The dwelling combine cover is $XXX which is more than $XXX (XXX% of the mortgage combine).	Hazard Insurance coverage meets guideline requirement; The Guidelines require XXX% of the replacement cost or the unpaid principal balance of the mortgages, provided it equals no less than XXX% of the replacement cost value of the improvements. Please provide a policy with acceptable coverages. Exception remains.	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048749	XXXXX	FCOM8997	03/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005105	XXXXX	FCRE8999	03/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005105	XXXXX	FPRO8998	03/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005105	XXXXX	FCOM8997	03/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2004905	XXXXX	FCOM8997	04/03/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2004905	XXXXX	FPRO8998	04/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2004905	XXXXX	FCRE8999	04/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985260	XXXXX	finding-3352	02/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985260	XXXXX	FCRE8999	02/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1985260	XXXXX	FPRO8998	02/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/14/2025		A	A	N/A	A	N/A	A	A	A	N/A	A	N/A	A
XXX	2004956	XXXXX	FPRO8998	04/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2004956	XXXXX	FCRE8999	04/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2004956	XXXXX	FCOM8997	04/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005158	XXXXX	FCRE8999	04/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005158	XXXXX	FCOM8997	04/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2005158	XXXXX	FPRO8998	04/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077382	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077382	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077382	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041947	XXXXX	FCOM3608	06/13/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041947	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041947	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026842	XXXXX	finding-3430	04/21/2025	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026842	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026842	XXXXX	FCRE8999	04/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077381	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077381	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077381	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041922	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041922	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041922	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041624	XXXXX	FCOM1224	04/22/2025	Compliance	Missing Doc	Condo Rider is Missing	Condo Rider is Missing Property is a condo and condo rider is missing.	Document Uploaded. copy of signed condo Rider ; Document Uploaded. This property is PUD not a CONDO see attached DOT it's mark as PUD and the PUD rider is attached.	The Condo Rider is Present; A Condo Rider signed by the borrower was received. ; XXX refers to Condominium, limited review for established condo project, Residential Community Association Policy in file, XXX checked project type condo, legal description refers to condominium plat records, AVM property type is condominium.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041624	XXXXX	FCRE1292	04/23/2025	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Income XXX Months Income Verified is Missing Retirement income documentation is missing from the file.	Document Uploaded. Income	Income XXX Months Income Verified is Present Or Not Applicable; Retirement income provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041624	XXXXX	FCOM8997	04/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041624	XXXXX	FPRO8998	04/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041478	XXXXX	FPRO8998	04/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041478	XXXXX	FCRE8999	04/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041478	XXXXX	FCOM8997	04/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026806	XXXXX	finding-3352	04/17/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/17/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026806	XXXXX	FCRE8999	04/17/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/17/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026806	XXXXX	FPRO8998	04/17/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/17/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077380	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077380	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077380	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077353	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077353	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077353	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026752	XXXXX	FCRE1146	04/23/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report in the loan file is corrupt and illegible, a legible copy is required.	Document Uploaded. Please see attached Legible Title Doc.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2026752	XXXXX	FCOM8997	04/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2026752	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077354	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077354	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077354	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027170	XXXXX	FCRE8999	04/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027170	XXXXX	FPRO8998	04/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027170	XXXXX	FCOM8997	04/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077355	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077355	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077355	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077356	XXXXX	FCOM3608	08/21/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Document Required: The intent to proceed is missing.	Document Uploaded. Hello, Please see attached auth form Thank you,	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2077356	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077356	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027069	XXXXX	FCRE1146	04/24/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report in the loan file is corrupt and illegible, a legible copy is required.	Document Uploaded.	Title Document is fully Present; O&E provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/24/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2027069	XXXXX	FCOM8997	04/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027069	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068593	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068593	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068593	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077357	XXXXX	FCRE1182	09/03/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. XXX Approval/Underwriting summary missing from loan file.	Document Uploaded. Hello, XXX attached Thank you,	Cleared as we have received the missing XXX.; Approval/Underwriting Summary is fully present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2077357	XXXXX	FCRE1197	09/03/2025	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX.	Condition cleared as we have received the missing document. ; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077357	XXXXX	FCRE1145	08/22/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Unable to validate. Title document is missing. Mortgage statement for Xst lien is missing. Lender needs to provide.	Document Uploaded. Hello, Title report attached Thank you,	Title Document is fully Present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE1964	08/21/2025	Credit	Missing Doc	Missing income documentation	Xrd Party VOE is missing from the loan file. Lender should provide. Paystub, WX, WVOE, Income calculator are also missing from the loan file. We are unable to verify the borrower's employment/income without the missing documents.	Document Uploaded. Hello, Attached Income docs Thank you,	Condition resolved as we have received the missing income documents and VOE.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE8611	08/21/2025	Credit	Income/Employment	Income/Employment General	Xrd Party VOE is missing from the loan file. Lender should provide. Paystub, WX, WVOE, Income calculator are also missing from the loan file. We are unable to verify the borrower's employment/income without the missing documents.	Document Uploaded. Hello, attached VOE and Income Docs Thank you,	Condition resolved as we have received the missing income documents and VOE.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077357	XXXXX	FCOM1231	08/21/2025	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXX is Missing The Initial XXX is missing from the loan file. The lender should provide the missing Initial XXX.	Document Uploaded. Hello, attached XXX initial Thank you,	Condition cleared as we have received the missing document. ; The Initial XXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE1316	08/21/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing Xrd Party VOE is missing from the loan file. Lender should provide. Paystub, WX, WVOE, Income calculator are also missing from the loan file. We are unable to verify the borrower's employment/income without the missing documents.	Document Uploaded. Hello, Attached VOE for review Thank you,	Condition cleared as we have received the missing document. ; Borrower XXX Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE5770	08/21/2025	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower XXX Credit Report is Missing. The borrower's credit report is missing. Cannot validate. The lender needs to provide.	Document Uploaded.	Cleared as we have received the missing credit report. ; Borrower XXX Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE1157	08/21/2025	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Unable to validate. Hazard insurance policy is missing from the file. Lender needs to provide.	Document Uploaded. Hazard ins attached Thank you,	Cleared as we have received the missing hazard declarations. ; Hazard Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE1161	08/21/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate Unable to validate. Flood certificate is missing from the file. Lender needs to provide.	Document Uploaded. Flood attached Thank you,	Cleared as we have received the Flood cert. ; Flood Certificate is fully present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FPRO1242	08/21/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM/Appraisal document and PCR are missing.	Document Uploaded. Hello, Please see attached AVM Thank you,	Cleared as we have received the missing appraisal. ; Appraisal is Present or is Waived	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCRE1201	08/21/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Risk Assessment is missing from loan file. Unable to validate. Lender needs to provide.	Document Uploaded. Fraud Report attached Thank you,	Cleared as we have received the Fraud report.; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCOM1252	08/21/2025	Compliance	Missing Doc	TRID: Missing Loan Estimate	There's no evidence of any LE's in the loan file.	Document Uploaded. Hello, Please see Disclosures and LE with CD's Thank you	All disclosures provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077357	XXXXX	FCOM1266	08/21/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Document Required: Homeownership Counseling Disclosure Is Missing	Document Uploaded. Hello, Please see attached Homeowner list Thank you,	Homeownership Counseling Disclosure Is Present or Not Applicable	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2077357	XXXXX	FCOM3608	08/21/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Document Required : The intent to proceed is missing.	Document Uploaded. Hello, Please see Intent to proceed Thank you,	Proof of Intent to Proceed has been provided.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2067949	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with no established escrows due to loan being a Xnd lien, AVM/appraisal delivery not required. Exception downgraded to a A.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067949	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067949	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077358	XXXXX	finding-3634	09/14/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).; TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the HOA Certification fee and an increase from $XXX to $XXX for the HOA Master Insurance Fee.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2077358	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077358	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077359	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077359	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077359	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067957	XXXXX	finding-2962	08/08/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows due to loan being a Xnd lien, AVM/appraisal delivery not required. Exception downgraded to a A.
This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067957	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows due to loan being a Xnd lien, AVM/appraisal delivery not required. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067957	XXXXX	finding-3634	08/08/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of Title - Demand Fee on PCCD XX/XX/XXXX. COC in file on XX/XX/XXXX for addition of fee however COC is not allowed post closing.	Document Uploaded. Please see attached Trid cure	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2067957	XXXXX	FCOM3608	08/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Please see Intent to proceed	Proof of Intent to Proceed has been provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2067957	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067957	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077360	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077360	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077360	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077361	XXXXX	FCRE1193	08/22/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender to provide supporting documentation for Omitted Solar lease agreement attached to subject property. The Total Debt to Income Ratio (Back) is XXX% greater than Max allowed of XXX%.	Document Uploaded. Solar Lease agreement can be exclude the Solar Lease payment of $XXX. The DTI is at XXX% but when you add the solar lease payment, it will increase to XXX%. Provided documentation to exclude the lease payment. Pleaes see review attached. ; Document Uploaded. Attached UCC filing for the solar panels	Audit reviewed Lender's response and has determined the Solar Lease agreement meets guidelines requirements for the omission of the Lease payment. Audit re-calculated DTI of XXX% is within tolerance of the maximum DTI of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audit reviewed Lenders response, however; there is an Solar lease agreement in file with a Monthly payment of $XXX and should be included in DTI. Condition remains.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077361	XXXXX	FCRE1146	08/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Lender to provide evidence of Uniform Commercial Code (UCC) lien to be cleared or provide approval of lien position, subject must be in a Xnd lien position	Document Uploaded. See attached a copy of the UCC Filing. It is for a “fixture filing” on the solar panel equipment and the filing indicated it is not a lien on the real property. It is on the title report for information only since it is of record.	Lender provided UCC filing verifying it is for the Solar Panels on the property and is not a lien. Condition cleared.; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077361	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077361	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077361	XXXXX	FCOM3608	08/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Documentation Required- Executed intent to proceed.	Document Uploaded. Intent was captured verbally thru our LOS system.	Proof of Intent to Proceed has been provided.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2027053	XXXXX	FCOM3608	04/22/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Intent attached	The intent to proceed is provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/22/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2027053	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2027053	XXXXX	FCRE8999	04/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048768	XXXXX	FCRE1193	06/18/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The auditor is calculating the borrower's income as $XXX/month, which reduces the total income to $XXX/month. Written VOE reflects working XXX hours per week at $XXX/hour. The lender is using a XXX month average including XXX income which was a considerably higher monthly income. This is not the most conservative approach. In addition, the lender did not include the $XXX/mo solar lease payment in the ratios.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Borrower's income recalculated utilizing XXXXX yr avg for part-time employee with fluctuating hours supported by ytd earnings. Solar lease payment permitted to be excluded per guidelines; lease includes production guarantee that will reimburse the borrower if the system fails to produce the stated amount. DTI within guidelines. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/18/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048768	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048768	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041859	XXXXX	FCOM1262	06/04/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing File is missing Right of Rescission executed by borrower.	Document Uploaded. RTC	Right of Rescission is Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041859	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041859	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077362	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077362	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077362	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041745	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041745	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041745	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041625	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041625	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041625	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068390	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068390	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068390	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041479	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041479	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041479	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041860	XXXXX	FCRE1146	06/09/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report provided is corrupt and illegible. Provide a legible copy of the title report.	Document Uploaded.	Title Document is fully Present; Property report/title has been received for the subject property.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041860	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041860	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041626	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041626	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041626	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041528	XXXXX	FCRE1293	06/09/2025	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Income XXX Months Income Verified is Missing Retirement income documentation in the amount of $XXX for Borrower XXX is missing.	Document Uploaded. Please see attached Retirement Income doc.	Income XXX Months Income Verified is Present Or Not Applicable; Retirement doc provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041528	XXXXX	FCRE1294	06/09/2025	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Income X Months Income Verified is Missing Social Security Retirement income documentation in the amount of $XXX for Borrower XXX is missing.	Document Uploaded. Please see attached Social Security Retirement Income doc.	Income X Months Income Verified is Present Or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041528	XXXXX	FCRE1158	06/09/2025	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The coverage amount is less than XXX% of the unpaid principal balance of the mortgages. Provide evidence from insurance company the coverage is XXX% of the replacement cost of the improvements.	Document Uploaded. Please re-review. Dwelling Coverage of $XXX is sufficient. The Xst Mortgage is $XXX and Xnd Mortgage is $XXX which equals to $XXX. The dwelling coverage is more than enough.	Hazard Insurance Policy is fully present; LOE HOI	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041528	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041528	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048750	XXXXX	finding-3634	06/19/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). Refund in the amount of XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the transfer taxes. The COC dated XX/XX/XXXX doesn't provide enough information to determine if the increase was valid. Please provide a more detailed explanation.	Document Uploaded. Cure package	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048750	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048750	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041627	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041627	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041627	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041949	XXXXX	finding-2838	06/13/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041949	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041949	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041949	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041934	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041934	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041934	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041651	XXXXX	FCRE1146	06/05/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. Please see attached legible Title Report.	Title Document is fully Present; A legible Ownership & Encumbrance report was provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041651	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041651	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041817	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041817	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041817	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041529	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041529	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041529	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041628	XXXXX	FCRE1146	06/11/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. Please see attached legible Title doc.	Title Document is fully Present; Received the property report/title for the subject property.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041628	XXXXX	FCRE7496	06/10/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Required Mortgage Statement is not in file for review. This document is needed to determine current unpaid principal balance, current interest rate and next due. Lease Agreements are also missing from the file to validate the amount of rents received listed on the final XXX for XXX and for XXX. Schedule E shows both properties as multiple units and XXX only list one unit for each property. Please provide clarification for the number of units on XXX & XXX. Schedule E shows address as XXX and other property address shows as XXX.	Document Uploaded. Please see attached Resolution docs (LOE, Rental Worksheet, Property Detail Report, Taxes and Insurance).	Received lender's income calculator for the rental income and tax/insurance information for both REOs.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041628	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041628	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041861	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041861	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041861	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041629	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041629	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041629	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041530	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041530	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041530	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041862	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041862	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041862	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041863	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041863	XXXXX	finding-2502	06/14/2025	Compliance	Points & Fees	XXX nonprime Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041863	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041863	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041630	XXXXX	finding-3352	06/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041630	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041630	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041531	XXXXX	FCRE1201	06/09/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded. Please see attached Fraud Report.	Third Party Fraud Report is provided; Fraud provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041531	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041531	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041818	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041818	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041818	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041631	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041631	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041631	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048776	XXXXX	finding-3652	06/24/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. Lender credits decreased from $XXX to $XXX; the HOA certification fee decreased from $XXX to $XXX and the HOA Master Insurance fee from $XXX to $XXX.	Document Uploaded. Please see attached COC.; Please re-review. Lender Credit of $XXX never decreased and stayed the same - refer to executed CD dated X/XX/XX.	Valid COC provided; exception resolved; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).; The total section J amounts did not decrease, however itemized lender paid fee in the paid by others column is included in lender credits total. The amount of lender paid fees was $XXX on the initial CD but decreased to $XXX on the final CD	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048776	XXXXX	finding-3352	06/24/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048776	XXXXX	FCRE1146	06/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title Report provided is corrupt and illegible. Provide a legible copy of the title report.	Document Uploaded. Please see attached legible Title doc.	Title Document is fully Present; Property report/title received for the subject property.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048776	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041864	XXXXX	FCRE5774	06/04/2025	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Credit inquiry with XXX dated XX/XX/XXXX was not addressed by the borrower. Credit report was pulled for lender on XX/XX/XXXX.	Document Uploaded. Credit Inquiry acknowledged on document attached.	Borrower XXX Credit Report is not partially present.; LOE on inquiry	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041864	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041864	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048809	XXXXX	finding-3634	06/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Attorney fee. A COC is required to determine if this was a valid increase.	Document Uploaded. Cure package	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048809	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048809	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048823	XXXXX	finding-3634	06/24/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure required: Cure of $XXX required for addition of Title - Processing Fee added to PCCD. Cure requires PCCD, LOE, copy of refund check.	Document Uploaded. Please see refund and PCCD; Please review the COC provided. Borrower cancelled the initial signing appointment so the Title-Processing/Print Fee is valid. There is no tolerance issue since it was a valid change in circumstance. ; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; Per SFA guidance PCCDs will not be permitted to re-baseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii)). If the fee was disclosed to the borrower prior to or at consummation, provide the CD dated at or prior to the consummation date (date documents were signed); PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii))	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048823	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048823	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041950	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041950	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041950	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041746	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041746	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041746	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041819	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041819	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041819	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041935	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041935	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041935	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041865	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041865	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041865	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041652	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041652	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041652	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041820	XXXXX	FCRE1336	06/05/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Evidence of frequency, duration and recent receipt of Retirement/Pension income of $X,XXX has not been provided.	Document Uploaded. Upload attempt XXX; Document Uploaded. Pension Docs attached.	Borrower XXX Award Letter Provided; Unable to open corrupt file.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041820	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041820	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041747	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041747	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041747	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041748	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041748	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041748	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041653	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041653	XXXXX	FCRE8999	06/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041653	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041936	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041936	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041936	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041632	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041632	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041632	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041749	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041749	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041749	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041821	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041821	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041821	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041532	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041532	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041532	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041533	XXXXX	FCRE1183	06/04/2025	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Underwriting Summary XXX is blank.	Document Uploaded. UW Summary completed on separate document. See attached.	UW decision with XXX information received, finding resolved ; Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041533	XXXXX	FCRE1146	06/04/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. O&E Attached	O&E received, finding resolved; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041533	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041533	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041534	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041534	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041534	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041951	XXXXX	FCOM1262	06/04/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing The Right of Rescission is missing from the loan file. Please provide a copy of the Right of Rescission signed by the borrower.	Document Uploaded. RTC	Right of Rescission is Provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041951	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041951	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041750	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041750	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041750	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041952	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041952	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041952	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041822	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041822	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041822	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041937	XXXXX	FCOM1227	06/09/2025	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	Document Uploaded.	PUD rider was in the original file on pg XXX of the credit package. Rescinded finding. ; The PUD Rider is Present or is Not Applicable (Property Type is PUD)		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041937	XXXXX	FCRE1437	06/11/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Guidelines require that salaried and variable income covering the most recent X-year period be documented with written VOE or paystubs and X years WX's or transcripts. The loan file is missing XXX WX for borrower as required by guidelines.	Document Uploaded.	Agree with lender's rebuttal. Pud rider located on pg XXX of the original credit package. Finding has been rescinded.; Income and Employment Meet Guidelines; Agree with lender's rebuttal. Pud rider located on pg XXX of the original credit package. Finding has been rescinded. ; Reviewed lender's rebuttal. Agree XXX WX/WVOE is not required. Finding has been rescinded.		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041937	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041937	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041633	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041633	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041633	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041953	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041953	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041953	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041654	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041654	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041654	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041823	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041823	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041823	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041535	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041535	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041535	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048819	XXXXX	finding-3634	06/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure required: Cure of $XXX required for increase in transfer taxes. Transfer taxes increased from $XXX on Initial LE issued XX/XX/XXXX to $XXX on Revised LE issued XX/XX/XXXX. COC provided is not sufficient for increase. Cure requires PCCD, LOE, copy of refund check, and proof of mailing.	Document Uploaded. Copy of refund check , CD, LOE and XXX	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048819	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048819	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041938	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041938	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041938	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041954	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041954	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041954	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041655	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041655	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041655	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048818	XXXXX	finding-3634	07/02/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Notary fee was added to the CD issued XX/XX/XXXX without a valid reason. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Hello,

They added the notary fee because the original signing occurred XXX and the XXX didn’t sign her portion of the docs. The signing was rescheduled. Also attached the original DOT showing the spouse didn’t sign it

Thank you,	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048818	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048818	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041875	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041875	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041875	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041824	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041824	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041824	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041876	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041876	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041876	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041656	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041656	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041656	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041866	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041866	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041866	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041867	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041867	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041867	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041704	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041704	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041704	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041751	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041751	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041751	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041634	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041634	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041634	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041877	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041877	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041877	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041705	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041705	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041705	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041868	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041868	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041868	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041635	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041635	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041635	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041869	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041869	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041869	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041657	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041657	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041657	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041706	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041706	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041706	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041658	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041658	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041658	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041825	XXXXX	FVAL3825	06/13/2025	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX and XXX (XXX)) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX. Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.	Document Uploaded.	PCI was in file		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041825	XXXXX	FPRO0383	06/13/2025	Property	Missing Doc	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is a FEMA disaster case; however, the Post Disaster Inspection Report was not provided.	Document Uploaded.	PCI was in file		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041825	XXXXX	finding-2838	06/13/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041825	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041825	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041800	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041800	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041800	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041801	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Invalid Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041801	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Invalid Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041801	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Invalid Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041636	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041636	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041636	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048799	XXXXX	finding-3352	06/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048799	XXXXX	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Taxes. A COC is required to determine if this was a valid increase.	Document Uploaded. Refund Docs Attached.; Document Uploaded. COC Change in creditworthiness	Cure package provided to the borrower; exception downgraded to a X/B; The reason indicated on the COC is not a valid reason for the increase in transfer taxes	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048799	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048799	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041826	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041826	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041826	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041659	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041659	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041659	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041802	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041802	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041802	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041878	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041878	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041878	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041870	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041870	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041870	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041871	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041871	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041871	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041879	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041879	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041879	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041536	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041536	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041536	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041803	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041803	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041803	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041637	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041637	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041637	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041537	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041537	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041537	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041804	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041804	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041804	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041872	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041872	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041872	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048821	XXXXX	finding-3634	06/24/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Notary paid to the affiliate was added on the PCCD issued XX/XX/XXXX. No cure was given for the addition of fee after closing. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. ; Escalating as this COC was not done as a post close change. Loan did not closed until after COC date.; The uploaded COC was not a post close COC. The loan had not funded as yet. COC dated PRIOR to funding which was XX/XX/XXXX. ; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B; Provide the CD that shows the fee disclosed to the borrower prior to consummation in order to resolve. Consummation means the time that a consumer becomes contractually obligated on a new loan or a modification that increases the amount of an existing loan (signing date). Consummation is XX/XX/XXXX however the date of the change was XX/XX/XXXX; per SFA guidance PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii)); Lender rebuttal and COC reviewed and will not be excepted. PCCD's can not be permitted to rebaseline fee tolerance amounts despite occurance of a valid changed circumstance. Please provide a cure package.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048821	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048821	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041828	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041828	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041828	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041880	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041880	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041880	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048767	XXXXX	finding-3352	06/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048767	XXXXX	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The X% tolerance violation is due to an addition of a $XXX Notary fee (paid to an affiliate of lender) on the PCCD dated XX/XX/XXXX. A COC issued post consummation is not permitted, a tolerance cure will be required.	Document Uploaded. Refund Docs attached.; Document Uploaded. Please see Settlement Statement signed at closing showing the Notary Fee. Borrower was aware of fee at closing. ; Document Uploaded. COC attached. Additional Notary fee added at signing due to the need of a split signing.	Cure package provided to the borrower; exception downgraded to a X/B; The fee was disclosed on the settlement statement at consummation, however since it was not disclosed on the CD presented at closing the total of payments and finance charge calculation were under-disclosed which would result in a cure required. The fee is required to be provided on the closing disclosure and can be adjusted on a PCCD but the tolerances do not reset with this PCCD; A COC issued post consummation is not permitted, a tolerance cure will be required. Fees disclosed on most recent post close CDs issued within XX days of consummation (PCCD greater than XX days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) will be tested for X% and/or XXX% aggregate tolerance as applicable under § XXXXXX(e)(X) and any corresponding tolerance exceptions cited. PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii))	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048767	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048767	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041638	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041638	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041638	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041805	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041805	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041805	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041829	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041829	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041829	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041881	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041881	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041881	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041538	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041538	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041538	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041660	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041660	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041660	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041873	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041873	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041873	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041874	XXXXX	FCRE1146	06/11/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. Please see attached legible Title doc.	Title Document is fully Present; Title/Property report received for the subject property.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041874	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041874	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041661	XXXXX	FCRE1146	06/06/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. Title O&E attached.	Title Document is fully Present; O&E provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041661	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041661	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041806	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041806	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041806	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041807	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041807	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041807	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048791	XXXXX	finding-3634	06/23/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure required: Cure of $XXX required for addition of Title - Signing Fee without valid COC. Cure requires PCCD, LOE, and copy of refund check, or valid COC. Please advise what additional services required the Signing fee to be added. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. copy of the coc for signing fee ; Document Uploaded. copy of COC for signing fee	valid coc provided; exception resolved; COC provided is the same as in the original loan file, Please provide a valid COC with valid reason for the addition of the Title Signing Fee for $XXX or cure package.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048791	XXXXX	FCRE1497	06/23/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Social Security income and VA benefit income were utilized. Missing SSI award letter and VA Letter to validate the income utilized.	Document Uploaded. copy of award letter	ATR: Reasonable Income or Assets Was Considered; SSI letter provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048791	XXXXX	FCRE1336	06/23/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Missing SSI Awards letter to validated SSI income utilized	Document Uploaded. copy of borrower income	Borrower XXX Award Letter Provided; Borrower XXX Award Letter Missing; SSI letter provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048791	XXXXX	FCRE1437	06/23/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Social Security income and VA benefit income were utilized. Missing SSI award letter and VA Letter to validate the income utilized.	Document Uploaded. copy of award letter	Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines; SSI letter provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048791	XXXXX	FCRE1146	06/23/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A legible Ownership and Encumbrance Report is missing.	Document Uploaded. copy of title report	Title Document is fully Present; O&E provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048791	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041882	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041882	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041882	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041539	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041539	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041539	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041830	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041830	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041830	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041662	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041662	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041662	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041883	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV of XXX% is less than guideline XXX% ltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline dti XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041883	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV of XXX% is less than guideline XXX% ltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline dti XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041883	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV of XXX% is less than guideline XXX% ltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline dti XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041808	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041808	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041808	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048798	XXXXX	finding-3634	06/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Attorney Fee. A COC is required to determine if this was a valid increase. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Cure package	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048798	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048798	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041639	XXXXX	finding-3352	06/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041639	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041639	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048822	XXXXX	finding-3634	06/23/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Discount Points.	Document Uploaded. Please see attached COCs.; Document Uploaded. Please see attached Bona fide discount points calculation.	Valid COC provided; Exception resolved; TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. Bona Fide Discount Point calculation provided, however still missing a valid COC for the increase in Discount Points from $XXX, to $XXX on the final CD dated XX/XX/XXXX. Please provide a valid COC or cure package.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048822	XXXXX	finding-3532	06/23/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. The Initial Closing Disclosure is missing. Provide the Closing Disclosure and confirmation the borrowers received it a minimum of X days prior to consummation.	Document Uploaded. Please see attached Initial CD	Initial CD provided; Exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048822	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048822	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041707	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041707	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041707	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041809	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041809	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041809	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048820	XXXXX	finding-3634	07/01/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Please see attached COC. Borrower rescheduled the initial signing last minute. Notary charged for printing out the docs and having to print new docs.	Valid COC provided; exception resolved; Valid COC provided; exception resolved; TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The zero tolerance violation is due to the Notary fee paid to the affiliate being added to the CD issued XX/XX/XXXX without a valid reason.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/01/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048820	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048820	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041663	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041663	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041663	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041810	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041810	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041810	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048802	XXXXX	finding-3634	06/30/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXX Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The X% tolerance violation is due to the increase in Transfer Taxes on the revised LE dated XX/XX/XXXX. The COC dated XX/XX/XXXX in file did not detail a valid reason for the fee increase. In VA the mortgage taxes on refinance transactions follow the loan amount. Please provide a cure package for $XXX.	Document Uploaded. Please see attached Resolution (check copy, PCCD, tracking, letter).	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048802	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048802	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041664	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041664	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041664	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041708	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041708	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041708	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041688	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041688	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041688	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041709	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041709	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041709	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041710	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041710	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041710	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041540	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041540	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041540	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041711	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041711	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041711	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041541	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041541	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041541	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041712	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041712	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041712	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041811	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041811	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041811	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041542	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041542	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041542	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041812	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the Appraisal Requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041812	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041812	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048797	XXXXX	finding-3634	06/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure required: Cure of $XXX required for increase in transfer taxes without valid COC. COC provided indicates additional services required but does not specify the additional services that caused increase. Cure requires PCCD, LOE, copy of refund check, and proof of mailing or valid COC.	Document Uploaded. copy of COC	Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048797	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048797	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048783	XXXXX	FCRE2900	07/08/2025	Credit	Missing Doc	Borrower Non-US Citizen Identification Document Missing	Non US Citizen Borrower is missing Identification Document. BX Non-US Citizen Identification Document is missing in the file	Document Uploaded. Please see updated I-XXXA	Borrower Identification Document provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048783	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048783	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041689	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041689	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041689	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041713	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% DTI of XXX% is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041713	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% DTI of XXX% is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041713	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% DTI of XXX% is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041543	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041543	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041543	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041608	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041608	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041608	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041831	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041831	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041831	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041496	XXXXX	FCRE1182	06/16/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041496	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041496	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041690	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041690	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041690	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041891	XXXXX	finding-2978	06/15/2025	Compliance	Points & Fees	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX CMR XXXX higher-priced mortgage loan test. (XXX CMR XXXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041891	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041891	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041891	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041609	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041609	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041609	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041714	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041714	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041714	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041892	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041892	XXXXX	FCRE8999	06/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041892	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041691	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041691	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041691	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041665	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041665	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041665	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041813	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041813	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041813	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041497	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041497	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041497	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041692	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041692	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041692	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041666	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041666	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041666	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041884	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041884	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041884	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041715	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041715	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041715	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041814	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041814	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041814	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041498	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041498	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041498	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041815	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041815	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041815	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041716	XXXXX	finding-3532	06/10/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. This loan failed the initial closing disclosure delivery date test. The Initial CD is not signed and there isn't proof of when the CD was received by the borrower, therefore mail rule applies. CD dated XX/XX, mail rule received XX/XX, earliest closing date is XX/XX/XXXX. Provide documentation the borrower received the Closing Disclosure a minimum of XXX business days prior to closing.

Document Uploaded. Disclosure tracking included	Initial CD receipt date provided; exception resolved; Initial CD receipt date provided; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041716	XXXXX	FCOM3608	06/10/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Documentation required to confirm the Intent to Proceed was received.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041716	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041716	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041667	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041667	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041667	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041610	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041610	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041610	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041843	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041843	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041843	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041885	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041885	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041885	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041893	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041893	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041893	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041668	XXXXX	FCRE1169	06/15/2025	Credit	Insurance	Flood Insurance Effective Date is after the Disbursement Date	Flood Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Per Flood Policy effective date is XX/XX/XXXX	Document Uploaded. Attached HOI and Flood XXX to XXX	Flood Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Flood Insurance Effective Date Is Not Provided; Flood insurance received.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041668	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041668	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048808	XXXXX	FCRE7496	07/02/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Verification of HOA fee for the subject property is missing.	Document Uploaded. Please see attached.	Verification of HOA provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048808	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048808	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041693	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041693	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041693	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041886	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041886	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041886	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041611	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041611	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041611	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041844	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041844	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041844	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041499	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041499	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041499	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048807	XXXXX	finding-3634	06/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Title Lien Search Fee. The COC doesn't provide enough information to determine if this was a valid increase. Provide a more detailed explanation.
Document Uploaded. Please see attached PCCD	Cure package provided to the borrower; exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048807	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048807	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041694	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041694	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041694	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041887	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041887	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041887	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041500	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041500	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041500	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048801	XXXXX	finding-3634	07/08/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The X% tolerance violation is due to an increase in Lien Search Fee from $XXX on the initial LE to $XXX on the final CD, as well as an addition of a Lender Attorney Fee of $XXX. An invalid COC was provided, as a reasonable explanation was not included. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Please see attached Refund check, refund letter, PCCD and FedEx label; Document Uploaded. Please see attached LE Change of Circumstance	Cure package provided to borrower within XXX days of discovery; exception resolved; The COC provided did not list a valid reason. To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: X) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); X) specific reason for the revision and how it impacted the specific fee(s) that increased; X) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and X) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § XXXXXX(e)(X)(iv)(A) through (F) has occurred)To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum,
should include: X) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); X) specific reason for the revision and how it impacted the specific fee(s) that increased; X) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and X) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § XXXXXX(e)(X)(iv)(A) through (F) has occurred)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048801	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048801	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041894	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041894	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041894	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041695	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041695	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041695	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041845	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041845	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041845	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041888	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041888	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041888	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041669	XXXXX	FCRE1336	06/09/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Borrower SSI document is missing	Document Uploaded. Please see attached	Borrower XXX Award Letter Provided; XXX Social Security statement was provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041669	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041669	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048782	XXXXX	FCRE1964	06/19/2025	Credit	Missing Doc	Missing income documentation	Missing page XXX of the SSI statement that confirms the borrower is receiving in addition to the $XXX a death benefit in the amount $XXX.	Document Uploaded. Please see sheet attached. Death benefit does not appear to be used in the calculation of income. Can this be waived? Thank you!	Audit confirms death benefit was not included in income documentation. SSI income used was verified in file.		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048782	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048782	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041670	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041670	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041670	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048800	XXXXX	FPRO1500	07/02/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing HOA Questionnaire Missing	Document Uploaded. Please see attached FMNA HOA approval	HOA Questionnaire Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048800	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048800	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041612	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041612	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041612	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041889	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041889	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041889	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048748	XXXXX	FCRE1316	07/03/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing	Document Uploaded.	VVOE provided, exception resolved. ; Borrower XXX Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048748	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048748	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041696	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041696	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041696	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041671	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041671	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041671	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041895	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041895	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041895	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048763	XXXXX	FCOM3608	06/24/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Please see attached.	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2048763	XXXXX	FCRE1253	06/20/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert	Document Uploaded. Please see attached page X	Property Tax Cert Provided; O&E provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048763	XXXXX	finding-2838	06/16/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048763	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048763	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041896	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041896	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041896	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041720	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041720	XXXXX	FCRE8999	06/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041720	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041721	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041721	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041721	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048796	XXXXX	FCRE1146	07/01/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Need full O&E to show date property was aquired.	Document Uploaded. Please see attached Title Report	Title Document is fully Present; O&E provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/01/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048796	XXXXX	FCRE1253	07/01/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert Need property cert or full O&E	Document Uploaded. Please see attached tax cert	Property Tax Cert Provided; Tax cert provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/01/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048796	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048796	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041717	XXXXX	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Intent attached	The intent to proceed is provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041717	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041717	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041897	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041897	XXXXX	FCRE8999	06/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041897	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048747	XXXXX	FCRE1146	07/03/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A legible Ownership and Encumbrance Report is missing.	Document Uploaded.	A legible copy of the O&E report was provided, exception resolved.; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048747	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048747	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041722	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041722	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041722	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048766	XXXXX	FCRE1193	06/23/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The auto loan with XXX was not paid at close. Payoff letter provided in file. The debt was added back into DTI. Final CD does not show payoff.	Document Uploaded. Loan was paid off at closing, see attached PCCD	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX%; PCCD provided with auto loan payoff.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048766	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048766	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041718	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041718	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041718	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041890	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041890	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041890	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041697	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041697	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041697	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041723	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041723	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041723	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041846	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041846	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041846	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048806	XXXXX	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). The loan failed charges that cannot increase test. TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to increase of the transfer taxes from $XXX to $XXX on LE dated XX/XX/XXXX without valid COC. COC in file does not provide valid reason for an increase of the transfer taxes.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048806	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048806	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041512	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041512	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041512	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041513	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041513	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041513	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041514	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041514	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041514	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048795	XXXXX	FCRE1146	06/18/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership and Encumbrance Report is ineligible	Document Uploaded. Legible copy. Thank you	Title Document is fully Present; A legible Ownership and Encumbrance Report was provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048795	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048795	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041724	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041724	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041724	XXXXX	FCOM8997	06/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048790	XXXXX	FCRE1206	06/23/2025	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The fraud report provided has high alerts that were not cleared. The drive score is X.	Document Uploaded. Attached Fraud Report with cleared alerts	All Interested Parties Checked against Exclusionary Lists; Fraud report provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048790	XXXXX	FCRE1204	06/23/2025	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The fraud report provided has high alerts that were not cleared. The drive score is XXX.	Document Uploaded. Attached Fraud Report with cleared alerts	All Fraud Report Alerts have been cleared or None Exist; Fraud report provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048790	XXXXX	FCRE1205	06/23/2025	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared The fraud report provided has high alerts that were not cleared. The drive score is XXX.	Document Uploaded. Attached Fraud Report with cleared alerts	OFAC Check Completed and Cleared; Fraud report provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048790	XXXXX	FCRE1203	06/23/2025	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The fraud report provided has high alerts that were not cleared. The drive score is XXX.	Document Uploaded. Attached Fraud Report with cleared alerts	Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048790	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048790	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041501	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041501	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041501	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048762	XXXXX	FCOM8997	06/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048762	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048762	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041515	XXXXX	FCRE1316	06/12/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing VOE dated no more than XXX days prior to Note is missing.	Document Uploaded. Please see attached VOE	Borrower XXX Xrd Party VOE Prior to Close Was Provided; A Xrd party of verification of employment was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041515	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041515	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041847	XXXXX	FCRE1146	06/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership and Encumbrance Report is Illegible.	Document Uploaded.	Title Document is fully Present; A legible Ownership and Encumbrance Report was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041847	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041847	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041516	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041516	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041516	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041613	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041613	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041613	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041898	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041898	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041898	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041725	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041725	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041725	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048794	XXXXX	finding-3652	06/24/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. Lender credit decreased from $XXX on the initial CD issued XX/XX/XXXX to $XXX of final CD issued XX/XX/XXXX. No COC in file to support change.	Document Uploaded. attached TRID Cure	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048794	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048794	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041614	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041614	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041614	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041726	XXXXX	FCRE1146	06/10/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The Ownership and Encumbrance Report provided is illegible.	Document Uploaded. title attached	Title Document is fully Present; Property Report/Title received for the subject property.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041726	XXXXX	FCOM3608	06/09/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Missing Intent to Proceed	Document Uploaded. intent attached	The intent to proceed is provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041726	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041726	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041698	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041698	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041698	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041899	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041899	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041899	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041719	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041719	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041719	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041727	XXXXX	finding-3652	06/12/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	Lender credit decreased from $XXX on LE issued XX/XX/XXXX to $XXX on XX/XX/XXXX per COC in file. The file does not have a revised LE and initial CD issue date is XX/XX/XXXX. This violation can be cured by providing the re-disclosed LE dated XX/XX/XXXX. This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. See attached LE	LE dated within XXX days of the COC provided; Exception resolved; LE dated within XXX days of the COC provided; Exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041727	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041727	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041502	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041502	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041502	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041699	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041699	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041699	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041700	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041700	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041700	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041701	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041701	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041701	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041768	XXXXX	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing.	Document Uploaded. Intent attached	The intent to proceed is provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041768	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Downgraded to level X, HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041768	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041768	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041503	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041503	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041503	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041769	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041769	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041769	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041504	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041504	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041504	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041517	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041517	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041517	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041615	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041615	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041615	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041849	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXXX cltv is less than guideline XXX% cltv	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041849	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXXX cltv is less than guideline XXX% cltv	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041849	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXXX cltv is less than guideline XXX% cltv	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041505	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041505	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041505	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041518	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041518	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041518	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041702	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041702	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041702	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041506	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041506	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041506	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041507	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041507	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041507	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048781	XXXXX	finding-2838	06/19/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048781	XXXXX	finding-3352	06/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048781	XXXXX	finding-3634	06/19/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure required: Cure of $.XXX required for increase in transfer taxes. A cure of $XXX was provided at consummation; however, it is short to cure. Cure requires PCCD, LOE, and copy of refund check, or valid COC for increase in transfer taxes.	Document Uploaded. Please see attached PCCD	Cure package provided to the borrower; exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048781	XXXXX	FCRE1159	06/17/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX.	Document Uploaded. Please clear condition as the property has had continuous coverage. The agent has stated due to policy being in force since XXX, they are unable to change effective date. I have attached LOE and policies showing continuous coverage.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/17/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048781	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041616	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041616	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041616	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048765	XXXXX	FCOM1227	06/25/2025	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing Letter of explanation from originating lender confirmed the subject property is zoned as a Planned Unit Development (PUD) and property information report verifies property type is a PUD.	Document Uploaded. please see attached Intent to re-record the DOT with PUD Rider Added	The PUD Rider is Present or is Not Applicable (Property Type is PUD); DOT + PUD provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048765	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048765	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041703	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041703	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041703	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041519	XXXXX	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The loan file is missing the intent to proceed.	Document Uploaded. intent attached	Exception is non-material and graded as level X/B.; The document provided indicates the borrower had not given their intent to proceed because the date listed shows the borrower will lose the lock if they did not provide ITP.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041519	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041519	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041520	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041520	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041520	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041521	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041521	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041521	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE1182	06/25/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Please provide XXX/Underwriting Summary.	Document Uploaded.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/25/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCOM1600	06/17/2025	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(v) failure - The consumer's monthly payment for mortgage-related obligations not properly considered	Regulation § XXXXXX(c)(X)(v) failure - The consumer's monthly payment for mortgage related obligations was not properly considered. Please provide the subject property Xst lien mortgage statement to determine if payment is escrowed.	Document Uploaded. Please see attached.	The consumer's monthly payment for mortgage related obligations is properly considered.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048793	XXXXX	FCRE1497	06/17/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered . The loan file is missing all income documentation.	Document Uploaded. Please see attached.	ATR: Reasonable Income or Assets Was Considered	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE1437	06/17/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Loan file is missing all income documentation.	Document Uploaded. Please see attached.	Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE1157	06/17/2025	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Please provide Hazard policy.	Document Uploaded. Please see attached.	Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE1161	06/17/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate Please provide Flood certificate.	Document Uploaded. Please see attached.	Flood Certificate is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FPRO1242	06/17/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing. Please provide AVM and Property condition Report.	Document Uploaded. Please see attached.	Appraisal is Present or is Waived	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048793	XXXXX	FCRE1145	06/17/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Please provide Title.	Document Uploaded. Please see attached.	Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE1201	06/17/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Please provide a Third Party Fraud Report with all high alerts cleared.	Document Uploaded. Please see attached.	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCRE5770	06/17/2025	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower XXX Credit Report is Missing. Please provide a Credit Report that meets guideline requirements with a middle credit score of XXX.	Document Uploaded. Please see attached.	Borrower XXX Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048793	XXXXX	FCRE5116	06/17/2025	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. File is missing verification of borrower's mortgage history.	Document Uploaded. Please see attached.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048793	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041900	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041900	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041900	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041618	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041618	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041618	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041508	XXXXX	finding-3634	06/10/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the addition of the notary fee on the final CD dated XX/XX/XXXX without valid COC. COC in file does not provide reason for fee addition.	Document Uploaded. Attached PCCD, check for $XXX and LOE. Please clear. ; Document Uploaded. Attached COC	Cure package provided to the borrower; exception downgraded to a X/B; A reduction to a loan amount is not a valid reason for an addition of a notary fee. Please provide clarification	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2041508	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041508	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041901	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041901	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041901	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041902	XXXXX	FCRE1159	06/07/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX. No prior Insurance in file.	Document Uploaded. Attached HOI shows effective date of XX/XX/XXXX. Expiration date XX/XX/XXXX.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041902	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041902	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041509	XXXXX	FCRE7497	06/04/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing mortgage statement for REO located at XXX.	Document Uploaded.	Credit supplement to verify pay history and PITIA fully documented. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041509	XXXXX	FCOM3608	06/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing.	Document Uploaded. intent attached	The intent to proceed is provided.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041509	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041850	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041850	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041850	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041851	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041851	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041851	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041619	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041619	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041619	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041752	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041752	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041752	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041510	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only		Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041510	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only		Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041510	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only		Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041770	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041770	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041770	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041852	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041852	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041852	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041753	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% dti is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. more than X yrs min requirement	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041753	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% dti is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. more than X yrs min requirement	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041753	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% dti is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. more than X yrs min requirement	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041620	XXXXX	FCOM3608	06/09/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing.	Document Uploaded. intent attached	The intent to proceed is provided.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041620	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041620	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041522	XXXXX	FCRE7496	06/12/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The XXX reflects $XXX HOA per month. The AVM only reflect $XXX HOA per month. Please provide evidence of monthly HOA fee.	Document Uploaded.	HOA fee of $XXX was verified.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041522	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041522	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041728	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041728	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041728	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041903	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041903	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041903	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048789	XXXXX	FCRE7496	06/17/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Please provide documentation to support $XXX monthly HOA Fees.	Document Uploaded. Please see attached.	Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048789	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048789	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041621	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041621	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041621	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041511	XXXXX	FCOM1262	06/12/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Right of Rescission is Missing	Document Uploaded. Please see NORTC attached. Ty!	Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041511	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041511	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041729	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041729	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041729	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048754	XXXXX	finding-3634	06/24/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of XXXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Taxes on the PCCD.	Document Uploaded. please see attached TRID Cure; Document Uploaded. See attached COC - Loan amount increased from $XXX to $XXX	Cure package provided to the borrower; exception downgraded to a X/B; COC indicates change date is XX/XX/XXXX which is after consummation. The loan amount increase is valid reason, however the date the loan amount increase was not provided, the CD dated XX/XX/XXXX shows a loan amount increase but the transfer taxes weren't increased until the PCCD. The fees are not allowed to be re-baselined after consummation and a cure is required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048754	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048754	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041730	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041730	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041730	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041523	XXXXX	FCOM3608	06/12/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041523	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041523	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041754	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041754	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041754	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041904	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041904	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041904	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041853	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041853	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041853	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048760	XXXXX	finding-3634	06/19/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Loan Discount Points. The COC dated XX/XX/XXXX doesn't provide enough information to determine if the increase was valid. Please provide a more detailed explanation.	Document Uploaded. Please see attached COC	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/19/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048760	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048760	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041755	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041755	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041755	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041524	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041524	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041524	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041525	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041525	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041525	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041560	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041560	XXXXX	FCRE8999	06/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041560	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041771	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041771	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041771	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041731	XXXXX	FCRE1151	06/11/2025	Credit	Title	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title appears to be missing pages. Does not reflect any mortgage ownership.	Document Uploaded.	Satisfactory Chain of Title has been provided; An Ownership and Encumbrance Report provided reflects a satisfactory chain of title.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041731	XXXXX	FCRE1146	06/11/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present	Document Uploaded.	Title Document is fully Present; A legible Ownership and Encumbrance Report was received.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041731	XXXXX	FCRE1316	06/11/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing	Document Uploaded.	Borrower XXX Xrd Party VOE Prior to Close Was Provided; A third party verification of employment was received.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041731	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041731	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041772	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041772	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041772	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041756	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041756	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041756	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041854	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041854	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041854	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041855	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041855	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041855	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041732	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041732	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041732	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041622	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041622	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041622	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041561	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041561	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041561	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041623	XXXXX	FCOM3608	06/09/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Missing intent to proceed	Document Uploaded. intent attached	Exception is non-material and graded as level X/B.; The document provided indicates the borrower had not given their intent to proceed since there was a date listed that it must be received by in order to not lose the lock. Provide other documentation to show the borrower gave their intent to proceed	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041623	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041623	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041856	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041856	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041856	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041733	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041733	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041733	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041562	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041562	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041562	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041857	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041857	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041857	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041672	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041672	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041672	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041673	XXXXX	FCOM1266	06/09/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing The loan file is missing the Homeownership Counseling Disclosure. Provide a copy of the Homeownership Counseling Disclosure dated within XXX business days of initial loan application dated XX/XX/XXXX.	this is a Cash out Refinance Second Lien. Homeownership Counseling Disclosure not required	Exception is non-material and graded as level X/B.; Xnd liens are not an exempted loan under XXXXXX(c). A homeownership counseling list is required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041673	XXXXX	FCOM5556	06/10/2025	Compliance	Missing Doc	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA).	Document Uploaded. Attached credit report and suppliment	Exception is non-material and graded as level X/B.; Credit report does not contain a Credit score disclosure/Notice to home loan applicant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041673	XXXXX	finding-3532	06/09/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	The initial CD is missing from the loan file. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD dated XX/XX/XXXX and revised CD dated XX/XX/XXXX as listed on disclosure tracking. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation.	Document Uploaded. ; Document Uploaded. Attached initial CD dated XX/XX/XXXX and revised CD dated XX/XX/XXXX	Delivery date provided; Exception resolved; Delivery date provided; Exception resolved; provide receipt date for the initial CD to resolve	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041673	XXXXX	FPRO1242	06/10/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing. Provide missing Appraisal or AVM for subject property	Document Uploaded. Attached appraisal report	Appraisal is Present or is Waived; AVM report for the subject property was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041673	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041564	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041564	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041564	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041773	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041773	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041773	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041858	XXXXX	FCOM1266	06/04/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Document Uploaded. disclosure attached	Homeownership Counseling Disclosure Is Present or Not Applicable	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041858	XXXXX	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing.	Document Uploaded. intent attached	The intent to proceed is provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041858	XXXXX	FCOM5556	06/04/2025	Compliance	Missing Doc	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA).	Document Uploaded. Facta attached	FACTA Credit Score Disclosure is provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041858	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041858	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041905	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041905	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041905	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041674	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041674	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041674	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041480	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Min X yrs employment history met

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041480	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Min X yrs employment history met

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041480	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Min X yrs employment history met

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline ltv of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041526	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041526	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041526	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041906	XXXXX	finding-3352	06/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041906	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041906	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041784	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041784	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041784	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041481	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041481	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041481	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCRE1253	07/17/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert Missing evidence of taxes.	Document Uploaded. Please see attached tax information	Property Tax Cert Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCRE1145	07/17/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Missing evidence of title in file.	Document Uploaded. Please see attached Title Report	Title Document is fully Present; A copy of the Title Report was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1220	07/17/2025	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing The Deed of Trust is Missing	Document Uploaded. Please see attached Deed	The Deed of Trust is Present; A Deed of Trust was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1544	07/17/2025	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Document Required: Missing all LEs and CDs.	Document Uploaded. Please see attached Final CD	TRID: Final Closing Disclosure Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048764	XXXXX	FCOM9799	07/17/2025	Compliance	TRID	TRID: Closing disclosure loan terms- Prepayment Penalty	Closing disclosure loan terms- Prepayment Penalty Indicator (No) does not match Note (null). missing CD and Note	Document Uploaded. Please see attached Final CD and Note	Note and Final CD Prepayment Penalty indicators match	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1266	07/03/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048764	XXXXX	FCOM5556	07/03/2025	Compliance	Missing Doc	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA).	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048764	XXXXX	FCOM5135	07/03/2025	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048764	XXXXX	FCOM9186	07/03/2025	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Intent to proceed electronically signed XX/XX/XXXX. Only e-consent document in file reflects econsent date of XX/XX/XXXX. Provide earliest dated econsent document or disclosure tracking.	Exception is non-material and graded as level X/B.; The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048764	XXXXX	finding-3532	06/20/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	File is missing initial CD; only final CD was provided This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. Document Uploaded. Please see attached Initial CD Document Uploaded. Issued XX/XX/XXXX
Viewed XX/XX/XXXX
Received XX/XX/XXXX
I have attached the Disclosure Tracking. Disclosure tracking provided; exception resolved	The initial CD provided is dated XX/XX/XXXX but did not include a receipt date, consummation was dated XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1252	06/18/2025	Compliance	Missing Doc	TRID: Missing Loan Estimate	Missing copies of all LEs in file	Document Uploaded. Please see attached all LEs	LEs provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/18/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCRE1193	06/17/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Missing Verification of Pension / Retirement Income for Borrower XXX.	Document Uploaded. Please see attached retirement statements for BX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Retirement statement received.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCRE0386	06/17/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower XXX Photo Identification not provided.	Document Uploaded. Please see attached Patriot Acts for both borrowers	Photo Identification provided.; Patriot Act Disclosure was received.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCRE0387	06/17/2025	Credit	Missing Doc - Credit	Borrower 2 Photo Identification not provided	Borrower XXX Photo Identification not provided.	Document Uploaded. Please see attached Patriot Act for both borrowers	Photo Identification provided.; Patriot Act Disclosure was received.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1232	06/17/2025	Credit	Missing Doc	The Final 1003 is Missing	The Final XXX is Missing The Final XXX is Missing	Document Uploaded. Please see attached Final XXX	The Final XXX is Present; The final XXX for both borrowers was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1262	06/17/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing	Document Uploaded. Please see attached Right of Rescission	Right of Rescission is Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FCOM1206	06/17/2025	Credit	Missing Doc	The Note is Missing	The Note is Missing. Document Required: Missing The Note is Missing from the file	Document Uploaded. Please see attached note	The Note is Present.; A copy of the subject note was provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048764	XXXXX	FCRE1104	06/17/2025	Credit	Data	Maturity Date is not the first of the month	Maturity Date is not the first day of the month The Note is Missing.	Document Uploaded. Please see attached Note	Maturity Date is the first day of the month	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048764	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041757	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041757	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041757	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041734	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041734	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041734	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041735	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041735	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041735	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041785	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041785	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041785	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041527	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041527	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041527	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041675	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. meets min X yrs employment requirement

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX%  ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041675	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. meets min X yrs employment requirement

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX%  ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041675	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. meets min X yrs employment requirement

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX%  ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041758	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041758	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041758	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041759	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041759	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041759	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041592	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041592	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041592	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041760	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041760	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041760	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041786	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041786	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041786	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041676	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041676	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041676	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048775	XXXXX	finding-2838	06/20/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048775	XXXXX	finding-3352	06/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048775	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048775	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041761	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041761	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041761	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041774	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Borrower has stable job time - Borrower has XXX years on job. employment time meets min X yrs guideline requirement
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041774	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Borrower has stable job time - Borrower has XXX years on job. employment time meets min X yrs guideline requirement
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041774	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline ltv of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% cltv

Borrower has stable job time - Borrower has XXX years on job. employment time meets min X yrs guideline requirement
												Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041677	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041677	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041677	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048780	XXXXX	FCRE1183	07/08/2025	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lender to provide final Approval. (UW decision missing from loan file )	Document Uploaded. decision logic	Approval/Underwriting Summary is fully present; Lender's loan approval was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/08/2025		B	A	A	A	A	A	A	A	A	A	A	A
XXX	2048780	XXXXX	FCRE1316	07/08/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing A Verbal Verification of Employment (VVOE) must be obtained ,within XXX business days prior to the Note date.	Document Uploaded. VOE	Borrower XXX Xrd Party VOE Prior to Close Was Provided; A verification of employment provided by TWN dated within XXX days of the note date was provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048780	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048780	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041593	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041593	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041593	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041762	XXXXX	FCRE1162	06/05/2025	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided. Flood Certificate is not legible.	Document Uploaded. Please see attached Flood Certificate	Flood Certificate is fully present; Flood certificate received.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041762	XXXXX	FCRE1157	06/05/2025	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy	Document Uploaded. Please see Hazard Policy	Hazard Insurance Policy is fully present; Hazard insurance policy received.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041762	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041762	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041482	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041482	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041482	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041594	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041594	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041594	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041595	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041595	XXXXX	finding-2962	06/09/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041595	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041595	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041678	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041678	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041678	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041483	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041483	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041483	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041484	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041484	XXXXX	FCRE8999	06/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041484	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041565	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041565	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041565	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041775	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041775	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041775	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041596	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041596	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041596	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041566	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041566	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041566	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041576	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041576	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041576	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041787	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041787	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041787	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041567	XXXXX	FCRE1328	06/13/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX WX/XXX Missing. The Lender's guidelines require the borrower's wage income to be verified with a completed Written Verification of Employment covering the most recent X-year period, or the borrower’s recent paystub and IRS W-X forms or transcripts covering the most recent XXXyr period. The file is missing verification of the borrower's XXX earnings.	Document Uploaded.	Borrower XXX WX/XXX Provided; Received XXX, XXX, and XXX WXs for the borrower.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041567	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041567	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041485	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041485	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041485	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041597	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041597	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041597	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041763	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041763	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041763	XXXXX	FCRE8999	06/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041764	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041764	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041764	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041486	XXXXX	FCRE1159	06/12/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX.	Document Uploaded. EOI was already in effect before loan application. Mtg clause/loan number updated on XX/XX/XXXX, new annual policy goes into effect on XX/XX/XXXX see attached	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Evidence of hazard insurance policy effective at the time of closing has been provided for the subject property.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041486	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041486	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041568	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041568	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041568	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041788	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041788	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041788	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068529	XXXXX	FCOM3608	08/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068529	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068529	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068529	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048792	XXXXX	FCRE1328	06/25/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX WX/XXX Missing. File is missing XXX WX required by guidelines. File only contains XXX and XXX WX.	Document Uploaded. Please see attached Tax Transcripts	Borrower XXX WX/XXX Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048792	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048792	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041487	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041487	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041487	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041488	XXXXX	FCOM1263	06/09/2025	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The Right of Rescission for the co-borrower is missing from the loan file. Cure provide copy of signed Notice of Right to Cancel.	Document Uploaded. Please see attached RTC for bX, thank you! =)	Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041488	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041488	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041598	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041598	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041598	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041569	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041569	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041569	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041789	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041789	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041789	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048746	XXXXX	FCRE1195	06/24/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% . Lender approved loan with CLTV/HLTV of XXX%; however, Lender used UW value of $XXX rather than AVM value of $XXX. Borrower does not meet FICO requirement for CLTV/HLTV > XXX%. Validated CLTV with documents provided, rounding issue.	Document Uploaded. Please see attached LOX	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048746	XXXXX	FCRE1196	06/24/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% . Lender approved loan with CLTV/HLTV of XXX%; however, Lender used UW value of $XXX rather than AVM value of $XXX. Borrower does not meet FICO requirement for CLTV/HLTV > XXX%. Validated HLTV with documents provided, rounding issue.	Document Uploaded. Please see attached LOX	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%; LOX provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048746	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048746	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041489	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041489	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041489	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041679	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041679	XXXXX	finding-2502	06/12/2025	Compliance	Points & Fees	XXX nonprime Home Loan Test	This loan failed the XXX nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041679	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041679	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048774	XXXXX	FCRE1159	07/08/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX.	Document Uploaded. See attached and comments on page X	First lien includes escrow for hazard insurance. Exception is non-material and graded as level X/B.; We need to have a copy of the home owners insurance declarations page or policy that was in effect at the time of closing. Adding verbiage to the renewal policy is not sufficient and the policy provided has an effective date of XX/XX/XXXX and the loan disbursed on XX/XX/XXXX. ; Received rental home owners insurance policy for the subject property.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048774	XXXXX	FCOM1263	06/14/2025	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided The loan file is missing the Borrowers Right of Rescission. The Right of Rescission for the non-borrowing spouse is located on page XXX. Cure-provide a copy of the Right of Rescission signed by the borrower.	Document Uploaded. See attached borrower Right to Cancel	Right of Rescission is Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048774	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048774	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041599	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041599	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041599	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048759	XXXXX	FCRE8611	06/17/2025	Credit	Income/Employment	Income/Employment General	The verification of employment for XXX is not within XXX business days of the Note.	Document Uploaded. XXX Day VOE	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048759	XXXXX	FCRE4963	06/17/2025	Credit	Debt	No evidence of required debt payoff	The collection with XXXX in the amount of $XXX was not paid at close. Provide evidence the account is paid and closed.	Document Uploaded. Credit Supplement showing DEBT PAID	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048759	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048759	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041600	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041600	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041600	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041570	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041570	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041570	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041776	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% dti	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041776	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% dti	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041776	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% dti	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041601	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX % cltv is less than guideline XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041601	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX % cltv is less than guideline XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041601	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX % cltv is less than guideline XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041571	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041571	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041571	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041766	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041766	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041766	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041602	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041602	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041602	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX fico XXX is more than guideline fico of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041577	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041577	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041577	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041790	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041790	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041790	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048745	XXXXX	FCRE1253	07/08/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert First lien is not escrowed and no evidence of current property taxes in file.	Document Uploaded. Refer to page XXX of the title report, attached; Document Uploaded.	Tax info provided, exception resolved.; Property Tax Cert Provided; The document uploaded does not reflect a tax amount. Please provide a tax cert or bill which reflects the most recent annual tax amount.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048745	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048745	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041767	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041767	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041767	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041777	XXXXX	FCOM3608	06/11/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Document Uploaded. See attached intent to proceed	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041777	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041777	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041777	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041603	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041603	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041603	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041578	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041578	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041578	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041907	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline cltv XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. min X yrs employment history met	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041907	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline cltv XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. min X yrs employment history met	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041907	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than guideline cltv XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX%

											Borrower has stable job time - Borrower has XXX years on job. min X yrs employment history met	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041791	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041791	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041791	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041680	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041680	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041680	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048788	XXXXX	FVAL3825	07/01/2025	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area DR - XXX / XXX, XXX, XXX, XXX and XXX with no subsequent property inspection in file. FEMA deemed XXX a Disaster Area on XX/XX/XXXX with an incident start date of XX/XX/XXXX and no end date. Provide a post disaster inspection confirming the subject did not sustain any damage.	Document Uploaded. Hello, please see attached DAIR, thank you!	Property Inspection Provided.; PDI provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048788	XXXXX	FPRO0383	07/01/2025	Property	Missing Doc	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area DR - XXX / XXX, XXX, XXX, XXX and XXX with no subsequent property inspection in file. FEMA deemed XXX a Disaster Area on XX/XX/XXXX with an incident start date of XX/XX/XXXX and no end date. Provide a post disaster inspection confirming the subject did not sustain any damage.	Document Uploaded. Hello, please see attached DAIR, thank you!	FEMA Post Disaster Inspection report was provided.; PDI provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048788	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048788	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041604	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041604	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041604	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041792	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041792	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041792	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041793	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041793	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041793	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041490	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041490	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041490	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041491	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041491	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041491	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041908	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041908	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041908	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041492	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041492	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041492	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041579	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041579	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041579	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041605	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041605	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041605	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% ltv is less than guideline XXX% ltv

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% cltv is less than XXX% cltv

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX fico is more than guideline XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041493	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041493	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041493	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041778	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041778	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041778	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041779	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041779	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041779	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041572	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041572	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041572	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041681	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041681	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041681	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041606	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041606	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041606	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041794	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041794	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041794	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048805	XXXXX	FCOM8997	06/25/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048805	XXXXX	FPRO8998	06/25/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048805	XXXXX	FCRE8999	06/25/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041909	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041909	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041909	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041795	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041795	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041795	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048773	XXXXX	FCOM8997	06/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048773	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048773	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041607	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041607	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041607	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048772	XXXXX	FCOM1544	07/17/2025	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Provide evidence the closing disclosure was issued a minimum of XXX days prior to closing. Provide all copies of the closing disclosures. Compliance testing has not been completed.	Document Uploaded. Please see attached CDs/COC/CD Tracking	TRID: Final Closing Disclosure Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048772	XXXXX	FCRE8999	07/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048772	XXXXX	FPRO8998	07/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048817	XXXXX	finding-3652	06/29/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX for lender paid recording fee.	Document Uploaded. Hello! please see attached cure package for the $XXX violation, refunded to buyer via XXX, thank you.	Cure package provided, exception downgraded to a X/B”; Cure package provided, exception downgraded to a X/B”	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048817	XXXXX	finding-3646	06/29/2025	Compliance	TRID	TRID Post-Consummation Event Validation Test	This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.		NA, mistake when inputting PCCD in curative.		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048817	XXXXX	finding-3352	06/29/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048817	XXXXX	FCRE1146	06/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide title document in it's entirety. Document in file is missing an effective date, a property address and name of the company who issued it.	Document Uploaded. please see attached and advise if this is what you are looking for, thank you! =) XXX	Title Document is fully Present; Property report/title received for the subject property.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048817	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041796	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041796	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041796	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041797	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041797	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041797	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041573	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041573	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041573	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041494	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041494	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041494	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048779	XXXXX	FCOM8997	06/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048779	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048779	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041910	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041910	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041910	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041682	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041682	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041682	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041495	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041495	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041495	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041683	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041683	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041683	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041574	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041574	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041574	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041798	XXXXX	FCOM3608	06/12/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041798	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041798	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048804	XXXXX	FPRO1502	07/07/2025	Property	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Missing evidence of the monthly HOA fee.	Document Uploaded. corrected XXX attached; Document Uploaded. XXX showing property HOA fees	Revised XXX provided reflecting $XXX/mo HOA fee. Exception resolved. ; HOA Meets Guidelines; The XXX in the file reflects an HOA fee of $XXX/mo, but the XXX printout upload reflects a fee of only $XXX/mo. Please provide a corrected XXX which reflects the $XXX/mo HOA fee.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048804	XXXXX	FCOM1233	07/03/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXX is Incomplete First lien is a VA mortgage. Section XXX of the application reflects as No that the borrower is not in the service. This section of the application to be corrected.	Document Uploaded. Corrected XXX attached	Revised XXX was provided, exception resolved. ; The Final XXX is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048804	XXXXX	FCRE1162	06/11/2025	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided Flood certificate provided is corrupt and is illegible. Provide a legible copy.	Document Uploaded. Flood cert attached	Flood Certificate is fully present; Flood certificate	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048804	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048771	XXXXX	finding-3634	06/24/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Discount points. The COC is dated XX/XX/XXXX but it wasn't disclosed until CD dated XX/XX/XXXX.	Document Uploaded. RESPA REFUND; Document Uploaded. COC ; Document Uploaded. Loan Estimate and corresponding COC issued XX/XX/XXXX which accounts for the increase in loan amount which supports the increase to points.	Cure package provided to the borrower; exception downgraded to a X/B; This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).; The COC is for the LE dated XX/XX/XXXX, however the state tax stamps increased from $XXX to $XXX on the final CD without a COC; Counter, revised LE and COC for Discount Points provided and resolved. Exception remains for Tax Stamps increasing on the final CD without a valid COC. TILA XXXb Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The State Tax Stamps increased on the final CD dated XX/XX/XXXX without a valid COC. Please provide a valid COC or cure package.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048771	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048771	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041684	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041684	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041684	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041685	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041685	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041685	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041799	XXXXX	FCOM3608	06/14/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.		Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041799	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041799	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041911	XXXXX	FCRE8999	06/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041911	XXXXX	FPRO8998	06/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041911	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048816	XXXXX	finding-3652	06/18/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX for the Lender’s credit. This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. COC attached. Ty!	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048816	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048816	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048815	XXXXX	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the transfer tax. A COC is required to determine if it was a valid increase.	Document Uploaded. RESPA REFUND	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048815	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048815	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041780	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041780	XXXXX	finding-2962	06/10/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041780	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041780	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048778	XXXXX	FCOM1232	07/08/2025	Credit	Missing Doc	The Final 1003 is Missing	The Final XXX is Missing	Document Uploaded.	The Final XXX is Present; A final executed XXX application was received.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048778	XXXXX	FCOM3608	07/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2048778	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041833	XXXXX	FCRE1159	06/04/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX. Accurate dates	Document Uploaded. Original Hazard attached. This is a refi. Policy is already in place at the time of closing. please clear	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Prior policy provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041833	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041833	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FCRE1495	06/18/2025	Credit	QM-ATR	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Need income docs, work number doesn't show any income and status says inactive.	ATR: Current Employment Was Verified; A TWN from current employer with borrower’s previous year and YTD income was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FCRE1330	06/18/2025	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower XXX Paystubs Missing worknumber doesnt show figures to calculate income, it also shows inactive for employment status	Borrower XXX Paystubs Provided; A TWN from current employer with borrower’s previous year and YTD income was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048758	XXXXX	FCRE1328	06/18/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX WX/XXX Missing.	Borrower XXX WX/XXX Provided; A TWN from current employer with borrower’s previous year and YTD income was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FCRE1292	06/18/2025	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Income XXX Months Income Verified is Missing worknumber doesnt show figures to calculate income, it also shows inactive for employment status	Income XXX Months Income Verified is Present Or Not Applicable; A TWN from current employer with borrower’s previous year and YTD income was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FCRE1437	06/18/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines need income docs to calculate income	Document Uploaded. VOI for review/approval	Income and Employment Meet Guidelines; A TWN from current employer with borrower’s previous year and YTD income was received.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048758	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041912	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041912	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041912	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041913	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041913	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041913	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041834	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041834	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041834	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041580	XXXXX	FCOM8997	06/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041580	XXXXX	FCRE8999	06/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041580	XXXXX	FPRO8998	06/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041575	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041575	XXXXX	finding-2962	06/12/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041575	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041575	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041640	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041640	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041640	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041544	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041544	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041544	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041581	XXXXX	FCOM3608	06/13/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041581	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041581	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041914	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041914	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041914	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041582	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041582	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041582	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041781	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041781	XXXXX	FCRE8999	06/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041781	XXXXX	FPRO8998	06/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041782	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041782	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041782	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041641	XXXXX	FCOM3608	06/13/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041641	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041641	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041835	XXXXX	finding-3352	06/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041835	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041835	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041545	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041545	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041545	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041687	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041687	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041687	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041583	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041583	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041583	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041915	XXXXX	FCOM3608	06/13/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041915	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041915	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041642	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041642	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041642	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041736	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041736	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041736	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048814	XXXXX	finding-3352	07/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048814	XXXXX	FCRE8999	07/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048814	XXXXX	FPRO8998	07/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041939	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041939	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041939	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041546	XXXXX	finding-3532	06/09/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer XXX business days prior to consummation on XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure X days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the e-consent is required.
please see attached intial disc + tracking	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2041546	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041546	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041584	XXXXX	FCOM3608	06/12/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the Intent to Proceed was received.	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041584	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041584	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041585	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041585	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041585	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041737	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041737	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041737	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048787	XXXXX	FCRE1151	07/01/2025	Credit	Title	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title document does not reflect vesting.	Document Uploaded.	Satisfactory Chain of Title has been provided; O&E provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/01/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048787	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048787	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041836	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041836	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041836	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041916	XXXXX	FCOM3608	06/13/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2041916	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041916	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041783	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041783	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041783	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048757	XXXXX	FCRE1336	06/17/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Borrowers XX/XX/XXXX shows Social Security income. The file contains no verification of SS Income. Please provide documentation showing borrower receives SSI.	Award Letter	Borrower XXX Award Letter Provided	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048757	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048757	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041923	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041923	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041923	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041924	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041924	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041924	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041738	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041738	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041738	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048786	XXXXX	FCRE1316	07/08/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing . File is missing VVOE dated within XXX business days of closing. XXX in file is dated XX/XX/XXXX, but subject loan closed XX/XX/XXXX.	Document Uploaded. VOE; Document Uploaded.	Borrower XXX Xrd Party VOE Prior to Close Was Provided; A verification of employment provided by TWN was provided. According to the lender guidelines a VVOE obtained after the closing is acceptable. ; VOE provided is not for borrower/subject loan. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048786	XXXXX	FCOM3608	07/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2048786	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041643	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041643	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041643	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041739	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041739	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041739	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048744	XXXXX	FCRE0386	07/01/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower XXX Photo Identification not provided. Please provide proper identification for borrower or the USA Patriot Act form for review.	Document Uploaded.	Photo Identification provided.; Patriot act provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048744	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048744	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041925	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041925	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041925	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068530	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068530	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068530	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048777	XXXXX	FCOM3608	06/27/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide evidence the intent to proceed was received.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/27/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2048777	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048777	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048813	XXXXX	finding-3634	07/09/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Lien search fee and an increase from $XXX to $XXX for the Closing fee.	Document Uploaded. Refund of $XXX; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; COC provided did not contain sufficient information to confirm the addition of the fees was valid. To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: X) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); X) specific reason for the revision and how it impacted the specific fee(s) that increased; X) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and X) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § XXXXXX(e)(X)(iv)(A) through (F) has occurred)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048813	XXXXX	FCOM3608	07/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.		Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048813	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048813	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041644	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041644	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041644	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041645	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041645	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041645	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041837	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041837	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041837	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041547	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041547	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041547	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048753	XXXXX	FCOM3608	07/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed could not be located in the loan file. Provide evidence Intent to Proceed was received.		Exception is non-material and graded as level X/B.; The intent to proceed is missing. The intent to proceed is missing.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048753	XXXXX	FCOM1262	07/03/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Documentation required to confirm the Non Borrower title holder, XXX received and executed the Note of of Right to Cancel.	Document Uploaded.	Right of Rescission is Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048753	XXXXX	finding-2838	06/12/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048753	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048753	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048753	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041646	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041646	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041646	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041838	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041838	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041838	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041917	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041917	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041917	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048812	XXXXX	finding-3352	06/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Document Uploaded. Please see attached that shows Pass regarding HPML	HPML is compliant, lender confirmed loan originated as HPML. Exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048812	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048812	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048752	XXXXX	FCRE1328	06/17/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX WX/XXX Missing. Copy of most recent XXX for retirement income could not be located within the file.	Document Uploaded.	Borrower XXX WX/XXX Provided; Most recent XXX for retirement income was received.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048752	XXXXX	FCRE1438	06/17/2025	Credit	Eligibility	ATR Risk	ATR Risk Qualifying income documents could not be located within the file.	ATR Risk Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048752	XXXXX	FCRE1336	06/17/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Copy of current VA benefits letter could not be located within the file.	Document Uploaded.	Borrower XXX Award Letter Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2048752	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048752	XXXXX	FCOM8997	06/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041926	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041926	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041926	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041586	XXXXX	FCRE8999	06/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041586	XXXXX	FPRO8998	06/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041586	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041587	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041587	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041587	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041551	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and met appraisal requirements. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041551	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041551	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041548	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041548	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041548	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048756	XXXXX	finding-3652	06/24/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). This loan failed the lender credits that cannot decrease test. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to decrease from $XXX to $X for the lender credit. A COC cannot be issued/applied after closing/consummation.	Document Uploaded. TRID Cure Attached; Document Uploaded. please see attached COC in the file	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B; Fees disclosed on most recent post close CDs issued within XXX days of consummation (PCCD greater than XXX days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) will be tested for XXX% and/or XXX% aggregate tolerance as applicable under § XXXXXX(e)(X) and any corresponding tolerance exceptions cited. PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii))	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048756	XXXXX	finding-3634	06/24/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Tax. A COC cannot be issued/applied after closing/consummation.	Document Uploaded. TRID Cure Attached; Document Uploaded. Attached COC	Cure package provided to the borrower; exception downgraded to a X/B; Fees disclosed on most recent post close CDs issued within XXX days of consummation (PCCD greater than XXX days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) will be tested for XXX% and/or XXX% aggregate tolerance as applicable under § XXXXXX(e)(X) and any corresponding tolerance exceptions cited. PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii))	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	A	B	A	B	A	B	A	B	A	B
XXX	2048756	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048756	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048785	XXXXX	FCRE1146	07/01/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Property information report is incomplete, missing effective date.	Document Uploaded. Please see attached Title Report	Title Document is fully Present; O&E provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/01/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048785	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048785	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048743	XXXXX	FCRE1159	06/23/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX. The policy is a renewal of the existing coverage.	Document Uploaded. please see attached for insurance docs	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; HOI coverage verification	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048743	XXXXX	FCOM3608	06/20/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. INTENT ATTACHED	Proof of Intent to Proceed has been provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2048743	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041927	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041927	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041927	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048784	XXXXX	FCOM1266	07/03/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation Required: Missing the Homeownership Counseling Disclosure from the file	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048784	XXXXX	FCOM5556	07/03/2025	Compliance	Missing Doc	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA). Documentation Required: Missing Credit Score Disclosure (FACTA) from the file.	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048784	XXXXX	FCOM5135	07/03/2025	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation Required: Affiliated Business Disclosure Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048784	XXXXX	FCOM3608	07/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2048784	XXXXX	FCOM1252	06/19/2025	Compliance	Missing Doc	TRID: Missing Loan Estimate	Missing all Loan Estimates, Service Provider's list and COC's from the file in order to complete a full TRID review	Document Uploaded. Hello. Please see attached LE with TRId Docs Thank you,	LE and initial CD provided; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048784	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048784	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041588	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041588	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041588	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041741	XXXXX	FCRE1183	06/14/2025	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Provide LD decision logic form (approval equivalent).	Document Uploaded. see attached	Approval/Underwriting Summary is fully present; XXX approval provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041741	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041741	XXXXX	finding-2962	06/13/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041741	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041918	XXXXX	FCRE1146	06/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Ownership & Encumbrance report is illegible.	Document Uploaded. Please see legible title report. Ty!	Title Document is fully Present; A legible Ownership and Encumbrance Report was received.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041918	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041918	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048742	XXXXX	finding-3652	06/19/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). The Lender credit decreased on the CD issued on XX/XX/XXXX without a valid reason. Cure required: A refund in the amount of $XXX, PCCD with LOE, copy of refund and proof of delivery.
Document Uploaded. Attached PCCD with LOE, copy of refund and proof of delivery; Document Uploaded. Attached COC	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B; The COC provided did not resolve the exception; the COC was for XX/XX/XXXX and XX/XX/XXXX, however the lender paid fee was removed from the final CD dated XX/XX/XXXX without a valid COC	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048742	XXXXX	finding-3634	06/19/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX required: a refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer taxes increased on the LE issued XX/XX/XXXX without a valid reason. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Attached PCCD with LOE, copy of refund and proof of delivery; Document Uploaded. Attached COC	Cure package provided to the borrower; exception downgraded to a X/B; The COC did not provide a valid reason for the transfer taxes to increase, please provide clarification	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	A	B	A	B	A	B	A	B	A	B
XXX	2048742	XXXXX	FCOM1604	06/19/2025	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXXXX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Child support reflected on the borrower paystubs in the amount of XXX*XX/XX/XXXX = $XXX was excluded and no documentation in file.	Document Uploaded. Attached XXX and XXX updated. Please review and advise if sufficient to clear.	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; XXX, XXX Updated and divorce decree provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/19/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048742	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048742	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041919	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPMl compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041919	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041919	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048811	XXXXX	finding-3634	07/08/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure required: Cure of $XXX required for addition of Title - Attorney Fee without valid COC. COC provided advised information relied on inaccurate. Cure requires PCCD, LOE, copy of refund check, and proof of mailing or valid COC.	Document Uploaded. Please see revised COC; Document Uploaded. Please see attached COC.	Attorney fee is paid to a service provider and subject to XXX% tolerance; exception resolved; Attorney fee is paid to a service provider and subject to XXX% tolerance; exception resolved; The COC provided did not give sufficient reason for the addition of the fees. To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: X) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); X) specific reason for the revision and how it impacted the specific fee(s) that increased; X) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and X) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § XXXXXX(e)(X)(iv)(A) through (F) has occurred)		Rescinded			C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048811	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048811	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041552	XXXXX	FCRE7495	06/10/2025	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The balance for XXX #XXX Installment Tradeline does not match the amount listed on the Final XXX. However, the bank statement aligns with the balance reported on the credit report. We do not have any additional supporting documentation to match the Final XXX amount. The condition for the supporting document reflects the amount stated on the Final XXX.	Document Uploaded. XXX matching credit report as requested	Received a corrected final XXX with XXX #XXX payment and balance updated.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2041552	XXXXX	FCOM3608	06/10/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Provide the acknowledged Intent to Proceed. Could not be located in the loan package.	Document Uploaded. intent attached	The intent to proceed is provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041552	XXXXX	finding-3352	06/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041552	XXXXX	finding-2962	06/08/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041552	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048770	XXXXX	FCRE1437	06/23/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . File is missing all employment and income documentation for the borrower. Income report in file reflects loan was qualified utilizing WVOE	Document Uploaded. Please see attached VOE	Documentation provided is sufficient. Exception resolved.; Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048770	XXXXX	FCRE1495	06/23/2025	Credit	QM-ATR	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified The borrower's current employment is missing from the loan file.	Document Uploaded. Please see attached VOE	ATR: Current Employment Was Verified	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/23/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2048770	XXXXX	FCRE1316	06/23/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing . The loan file is missing the VVOE.	Document Uploaded. Please see attached VOE for BX	Documentation provided is sufficient. Exception resolved.; Borrower XXX Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048770	XXXXX	FCOM8997	06/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048770	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041647	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041647	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041647	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041920	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041920	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041920	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041553	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041553	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041553	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041921	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041921	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041921	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041742	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041742	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041742	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041554	XXXXX	FCOM3608	06/14/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2041554	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041554	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041555	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041555	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041555	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041558	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041558	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041558	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068391	XXXXX	FCRE5771	08/14/2025	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Borrower XXX Credit Report is Missing.	Document Uploaded. Hello, Please see attached credit report with both borrowers Thank you,	Lender provided joint credit report that included the Co-Borrower. Condition cleared.; Borrower XXX Credit Report is not missing.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068391	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068391	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041940	XXXXX	FCOM8997	06/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041940	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041940	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041928	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041928	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041928	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068418	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068418	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068418	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067958	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067958	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067958	XXXXX	FCOM8997	08/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068419	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068419	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068419	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068465	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068465	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068465	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068392	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068392	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068392	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068466	XXXXX	FCOM1221	08/12/2025	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Deed to include the "Co-Borrower" and "Co-borrower" required to sign the security instrument to establish ownership interest per the GL's	This was set up and signed correctly. XXX is the only one on Title, so it is correct that she is the only one who signed the DOT. XXX is not on title (and they are both XXX), so he would not sign the DOT for XXX rights either. He is just a cosigner.	Audit reviewed Lender's response and has determined Borrower XXX is a co-signer only and not on title; therefore, is not required to sign the mortgage document. Title is held by Borrower XXX only. Condition rescinded.; The Deed of Trust is Present and Complete		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068466	XXXXX	FCRE5771	08/06/2025	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Borrower XXX Credit Report is Missing. Credit report for Co-Borrower is missing (XXX score used to qualify per XXX approval and DTI of XXX% with inclusion of CB liabilities)	Document Uploaded. Please see attached BX credit report	Lender provided Borrower XXX credit report. Condition cleared.; Borrower XXX Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Lender provided Borrower XXX credit report. Condition cleared.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068466	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Lender provided Borrower XXX credit report. Condition cleared.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068466	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Lender provided Borrower XXX credit report. Condition cleared.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068227	XXXXX	FCRE1146	08/06/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The title report in the loan file is corrupt and illegible. Legible copy is required	Document Uploaded. see attached title	Lender provided legible Ownership and Encumbrance Report. Condition cleared.; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068227	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068227	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068420	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068420	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068420	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067950	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067950	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067950	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068063	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068063	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068063	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068594	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068594	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068594	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068228	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068228	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068228	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068393	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068393	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068393	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068421	XXXXX	FCOM3608	08/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Please see attached Intent to Proceed	Proof of Intent to Proceed has been provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068421	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068421	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068229	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068229	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068229	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068595	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068595	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068595	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068230	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068230	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068230	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068467	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068467	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068467	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068232	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068232	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068232	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068468	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068468	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068468	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068532	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068532	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068532	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068394	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068394	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068394	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068596	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068596	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068596	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068064	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068064	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068064	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068065	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068065	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068065	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068066	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068066	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068066	XXXXX	finding-3352	08/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068422	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068422	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068422	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068233	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068233	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068233	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068533	XXXXX	FCRE7496	08/19/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA document pertaining to the subject property supporting monthly dues in the amount of $XXX	Document Uploaded. Attached HOA	Lender provided verification of HOA fees. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068533	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068533	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068067	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068067	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068067	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068469	XXXXX	FCOM1262	08/05/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing	Document Uploaded. both RTC attached	Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068469	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068469	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068534	XXXXX	finding-3634	08/08/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The transfer taxes increased on the LE issued XX/XX/XXXX without a valid reason. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded.	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068534	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068534	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068068	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068068	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068068	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068470	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068470	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068470	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068423	XXXXX	FCRE1182	08/06/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. The Lender Loan approval is missing from the loan file. Provide Lender Loan approval.	Document Uploaded. see attached	Lender provided XXX Transmittal Summary. Condition cleared.; Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068423	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068423	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068471	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068471	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068471	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068598	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068598	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068598	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068424	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068424	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068424	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068535	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
								This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068535	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068535	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068472	XXXXX	FCRE7496	08/06/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA dues in the amount of $XXX. Please upload confirmation of monthly HOA Dues.	Document Uploaded. HOA verification	Lender provided HOA fees. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068472	XXXXX	FCOM3608	08/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068472	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068234	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068234	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068234	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068069	XXXXX	FCRE7496	08/18/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Provide HOA Statement supporting monthly payment of $XXX	Document Uploaded. Hello, HOA statement shows $XXX due quarterly- $XXX = $XXX/XX months = $XXX per month Thank you,	Lender provided HOA documentation supporting monthly HOA of $XXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068069	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068069	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068425	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068425	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068425	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068426	XXXXX	finding-2978	08/04/2025	Compliance	Points & Fees	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX CMR XXXX higher-priced mortgage loan test. (XXX CMR XXXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068426	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068426	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068426	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068599	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068599	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068599	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068235	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068235	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068235	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068236	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068236	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068236	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068395	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068395	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068395	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068473	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068473	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068473	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068070	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068070	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068070	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068536	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068536	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068536	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068303	XXXXX	FCRE1146	08/21/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report in the loan file is corrupt and illegible; a legible copy is required.	Document Uploaded. Please see attached.	Lender provided Title. Condition cleared.; Title Document is fully Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068303	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068303	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068071	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068071	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068071	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068304	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068304	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068304	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068474	XXXXX	FCRE1146	08/06/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report in the loan file is corrupt and illegible; a legible copy is required.	Document Uploaded. attached title. thanks	Lender provided legible Ownership and Encumbrance Report. Condition cleared.; Title Document is fully Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068474	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068474	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068475	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068475	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068475	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068427	XXXXX	FCOM3608	08/12/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Documentation required to clear condition: Borrowers signed intent to proceed form.	Document Uploaded. intent attached	Lender provided Borrower's Intent to Proceed. Condition cleared.; Proof of Intent to Proceed has been provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/12/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068427	XXXXX	finding-3634	08/12/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Lein Search -- COC provided does not give a valid or specific reason for increase.	Document Uploaded. PCCD with cure attached	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068427	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068427	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068072	XXXXX	finding-3352	08/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068072	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068072	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068073	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068073	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068073	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068237	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068237	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068237	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068600	XXXXX	FCRE1145	08/06/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Please provide the Title document	Document Uploaded. see attached	Lender provided Property Report. Condition cleared.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068600	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068600	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068601	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068601	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068601	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068074	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068074	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068074	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067999	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067999	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067999	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068508	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068508	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068508	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068075	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068075	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068075	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068076	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068076	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068076	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068238	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068238	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068238	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068047	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068047	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068047	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068048	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068048	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068048	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067960	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067960	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067960	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068602	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068602	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068602	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068509	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068509	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068509	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068510	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068510	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068510	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068077	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068077	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068077	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068000	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068000	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068000	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077363	XXXXX	FCRE1336	09/09/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing File is missing all verification of borrower's retirement income.	Document Uploaded. Hello, Please see attached award letter for Borr X. Thak you,	Lender provided Annuity Statement XXX of Personnel verifying Borrower's retirement of $XXX per month. Condition cleared.; Borrower XXX Award Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077363	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Rescinded - credit finding for missing income present; Informational Only		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077363	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077363	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068078	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068078	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068078	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068537	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068537	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068537	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068049	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068049	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068049	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068603	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068603	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068603	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068191	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068191	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068191	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068511	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068511	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068511	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068159	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068159	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068159	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068192	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068192	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068192	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068512	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068512	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068512	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068160	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068160	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068160	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068001	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068001	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068001	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068513	XXXXX	FCRE7497	08/18/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Property located at XXX is land only. Please provide tax cert. or tax information for property. Additional conditions may apply	Document Uploaded.	Lender provided tax certificate for property XXX Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068513	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068513	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068305	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068305	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068305	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068193	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068193	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068193	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068002	XXXXX	FCRE0377	08/07/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). HOI does not provide evidence of XXX% replacement cost or guaranteed replacement cost. A replacement cost estimate was not provided. Per guidelines, the coverage must be greater than the unpaid principal balance of the mortgages, which is $XXX. The coverage is $XXX and is therefore insufficient. Please provide proof of XXX% replacement cost, a replacement cost estimate less than $XXX, or a revised insurance policy with coverage greater than $XXX.	Document Uploaded. Please see attached checklist and RCE	Lender provided Checklist of Coverage reflecting Limit of Insurance is at replacement cost basis of $XXX. Insurance coverage of $XXX is sufficient to cover the replacement cost settlement basis. In addition, in the state of XXX, Lenders are not allowed to request additional coverage of a replacement cost estimator. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068002	XXXXX	FCOM8997	08/04/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068002	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068003	XXXXX	FCOM3608	08/05/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068003	XXXXX	FCRE8999	08/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068003	XXXXX	FPRO8998	08/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068194	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068194	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068194	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068514	XXXXX	FCRE1146	08/21/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title report in the loan file is corrupt and illegible; a legible copy is required.	Document Uploaded. Please see attached.	Lender provided Title. Condition cleared.; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068514	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068514	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068515	XXXXX	FPRO1500	08/19/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	This is a single family home and there is no HOA	Document Uploaded. ; Audit reviewed Lender's response and has determined although the AVM reflects the subject property is an SFR an audit property search verifies subject property does have HOA fees of $XXX per year or $XXX per month. Audit re-calculated DTI of XXX% is within tolerance of the maximum DTI of XXX%. Condition cleared.; HOA Questionnaire Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068515	XXXXX	finding-47	08/18/2025	Compliance	Right to Rescind	TILA Right of Rescission Test	Documentation Required- Notice of Right to Cancel This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXXXX(a)(X) , transferred from XX CFR §XXXXX(a)(X) ), Open-end ( XX CFR §XXXXXX(a)(X) , transferred from XX CFR §XXXXX(a)(X) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXXXX or §XXXXXX, or delivery of all material disclosures, whichever occurs last.	Please clear condition as this is a second home and there's no RTC.	Subject is a Xnd home; exception resolved		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068515	XXXXX	FCOM1262	08/18/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Documentation Required- Notice of Right to Cancel	Please clear condition as this is a second home and there's no RTC.	Subject is a Xnd home; exeception resolved; Right of Rescission is Provided		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068515	XXXXX	FCRE1118	08/13/2025	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Borrower XXX Signature does not match Note Reviewed	Borrower XXX Signature matches Note	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068515	XXXXX	FCOM3216	08/13/2025	Credit	Closing	Note Address Does Not Match Deed of Trust Address	Note Address of XXX Does Not Match Deed of Trust Address of XXX	Note Address of XXX Matches Deed of Trust Address of XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068515	XXXXX	FCRE1201	08/13/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Located in loan file.; ; Third Party Fraud Report is provided		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068515	XXXXX	finding-2962	08/12/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068515	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068306	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068306	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068306	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068161	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068161	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068161	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068307	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068307	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068307	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068308	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068308	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068308	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068195	XXXXX	FCRE1120	08/07/2025	Credit	Closing	Borrower 3 Deed of Trust Signature does not match Note	Borrower XXX Signature does not match Note Borrower XXX, XXX, did not sign the Deed of Trust document. Lender should provide documented evidence that Borrower XXX has signed the Deed of Trust.	Document Uploaded. Please see attached DOT and AFFIDAVIT-DOT COMPLETE	Audit reviewed Lender's response and has determined Borrower XXX and Borrower XXX are co-signer's on the subject loan and are not on title to the property; therefore, the signature of Borrower XXX and Borrower XXX is not required on the Deed of Trust. Condition rescinded.; Borrower XXX Signature matches Note		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068195	XXXXX	FCRE1119	08/07/2025	Credit	Closing	Borrower 2 Deed of Trust Signature does not match Note	Borrower XXX Signature does not match Note Borrower XXX, XXX, did not sign the Deed of Trust document. Lender should provide documented evidence that Borrower XXX has signed the Deed of Trust.	Document Uploaded. Please see attached DOT and AFFIDAVIT-DOT COMPLETE	Audit reviewed Lender's response and has determined Borrower XXX and Borrower XXX are co-signer's on the subject loan and are not on title to the property; therefore, the signature of Borrower XXX and Borrower XXX is not required on the Deed of Trust. Condition rescinded.; Borrower XXX Signature matches Note		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068195	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068195	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068516	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068516	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068516	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068050	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068050	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068050	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068196	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068196	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068196	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068162	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068162	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068162	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068517	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068517	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068517	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068163	XXXXX	FCRE8946	08/19/2025	Credit	Income/Employment	Income documentation expiration dates	Borrower XXX to provide a current annuity statement supporting monthly income in the amount of $XXX. from XXX acct#XXX	Document Uploaded. Attached current annuity statement supporting monthly income in the amount of $XXX	Lender provided annuity statement verifying monthly withdrawal for last XXX months and current balance with sufficient funds verifying greater than XXX months continuance. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068163	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068163	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068197	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068197	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068197	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068004	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068004	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068004	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068051	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068051	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068051	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068005	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068005	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068005	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068052	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068052	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068052	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068006	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068006	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068006	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068309	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068309	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068309	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068310	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068310	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068310	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068311	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068311	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068311	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068312	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068312	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068312	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068053	XXXXX	FCRE1180	08/19/2025	Credit	Missing Doc	HO-6 Insurance Policy is Missing	HO-X Insurance Policy is Missing Unable to locate an HO-X Policy which is required. Please upload to the file.	Document Uploaded. Attached HOI	Lender provided master insurance policy and policy information which reflects insurance coverage includes HO-X coverage. Condition cleared.; HO-X Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068053	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068053	XXXXX	finding-3352	08/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067962	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067962	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067962	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067963	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067963	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067963	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068518	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068518	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068518	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068054	XXXXX	FCRE1146	08/21/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title document provided is partly illegible as some of the wording is distorted. Please provide a fully legible copy of the title document.	Document Uploaded. Hello, Title Report Attached Thank you,	Lender provided Title. Condition cleared.; Title Document is fully Present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068054	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068054	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068519	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068519	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068519	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068520	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068520	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068520	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068521	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068521	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068521	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068198	XXXXX	FCRE1145	08/13/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Title is missing in file	Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068198	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068198	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068164	XXXXX	FCRE7496	08/22/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Provide HOA Statement supporting $XXX per month for subject property. Additional conditions or documents may be applicable	Processor cert with contact information (name, title and phone#) of accounting person for HOA who was spoken to and who advised of quarterly dues amount of $XXX which comes out to monthly dues of $XXX. Please advise why processor cert with full contact info is not being accepted and provide guideline that states processor cert is not acceptable. thanks	Audit reviewed Lender's response and has determined a processor cert is in the loan file on page XXX reflecting quarterly HOA fees of $XXX. Condition rescinded.		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068164	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068164	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068538	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068538	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068538	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068199	XXXXX	finding-3634	08/07/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the transfer taxes on LE XX/XX/XXXX. COC in file date XX/XX/XXXX was state reason for the increase was "Inaccurate information" which is not a valid reason and the therefore the COC was not accepted. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Please see attached refund check, letter, PCCD and XXX label	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068199	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068199	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068539	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068539	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068539	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068522	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068522	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068522	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068313	XXXXX	finding-3634	08/22/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Taxes. A change of circumstance was provided, however the reason was insufficient. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Hello, Please see attached Refund check sent via XXX with PCCD and LOE Thank you,	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068313	XXXXX	FCRE1437	08/21/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Pension and VA disability documents.	Document Uploaded. Hello, Please see attached VA benefits Thank you,	Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068313	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067964	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067964	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067964	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068348	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068348	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068348	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067965	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067965	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067965	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068349	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068349	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068349	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068008	XXXXX	finding-3634	08/22/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of the $XXX title search fee on CD dated XX/XX/XXXX without valid COC. This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Attached refund check, PCCD, LOE and proof of delivery XXX. ; Document Uploaded.	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.; Provide clarification on the reason for the addition of the fee. The COC indicates loan amount, however that is generally not a sufficient reason for a title - search fee to be added	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068008	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068008	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068350	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068350	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068350	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068165	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068165	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068165	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068200	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068200	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068200	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068055	XXXXX	finding-3532	08/23/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. There's no evidence of receipt for the initial CD issued XX/XX/XXXX in the loan file at least three business days prior to consummation dated, XX/XX/XXXX.	Document Uploaded. Please re-review. The attached Disclosure Tracking in the file shows Initial CD dated XX/XX/XXXX was received/viewed on XX/XX/XXXX.	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068055	XXXXX	finding-3352	08/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068055	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068055	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068351	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068351	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068351	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068314	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job. Loan does have MIP of $XXX so I deducted that amount from Mortgage payment on XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068314	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job. Loan does have MIP of $XXX so I deducted that amount from Mortgage payment on XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068314	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job. Loan does have MIP of $XXX so I deducted that amount from Mortgage payment on XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068352	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068352	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068352	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067966	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067966	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067966	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068201	XXXXX	finding-2962	08/14/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068201	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068201	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068201	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068009	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068009	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068009	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068353	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068353	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068353	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068315	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068315	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068315	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068010	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068010	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068010	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068316	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068316	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068316	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068095	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068095	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068095	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068354	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068354	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068354	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068056	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068056	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068056	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068011	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068011	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068011	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068317	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068317	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068317	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068355	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068355	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068355	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068012	XXXXX	FCOM3608	08/06/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Intent Attached	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068012	XXXXX	finding-2962	08/05/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068012	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068012	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068012	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068202	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068202	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068202	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068356	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068356	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068356	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068058	XXXXX	FCOM3608	08/19/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. Please see attached.	Proof of Intent to Proceed has been provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/19/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068058	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068058	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068166	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068166	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068166	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068167	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068167	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068167	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068059	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068059	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068059	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068013	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068013	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068013	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068203	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068203	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068203	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068318	XXXXX	FCOM3608	08/06/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Document Required: The intent to proceed is missing.	Document Uploaded. INTENT attached	Proof of Intent to Proceed has been provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068318	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068318	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068014	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068014	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068014	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068168	XXXXX	finding-3352	08/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068168	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068168	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068357	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068357	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068357	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068169	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068169	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068169	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068204	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068204	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068204	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068096	XXXXX	finding-3430	08/14/2025	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068096	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068358	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068358	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068358	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068205	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068205	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068205	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068556	XXXXX	finding-3652	08/08/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX for the Lender’s Credit on the Cd dated XX/XX/XXXX. The COC in file indicates a change date of XX/XX/XXXX but the decrease wasnt disclosed until the Cd dated X/XX	Document Uploaded. See attached CD- disclosed to brw- no additional info needed.; Document Uploaded. COC attached	Lender provided valid COC and re-disclosed CD for decrease in Lender credits, which was due to rate lock extension. Condition cleared.; Lender provided valid COC and re-disclosed CD for decrease in Lender credits, which was due to rate lock extension. Condition cleared.; Lender provided COC dated XX/XX/XXXX reflecting Lender credits decreased to $XXX; however, the final CD, that reflects the decrease in Lender credit to $XXX is dated XX/XX/XXXX, which is not dated within XXX days of the change. Please provide re-disclosed CD within XXX days of the change or provide cure. Condition retained.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068556	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068556	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077364	XXXXX	FCRE1146	09/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present UCC filing recorded XX/XX/XXXX for XXXX page XXX reported on O&E report. The lease transfer from XXX page XXX is transferred to XXX and XXX on XX/XX/XXXX. Audit could not locate the Lease transfer to XXX in file. A UCC filing on the O&E report for solar equipment covered by a solar lease or power purchase agreement is acceptable per guideline matrix. Lender to provide copy of lease agreement transfer from XXX and XXX to meet guideline requirements or new contract with current owner of the subject property. Notice of an Independent Solar Energy Producer Contract page XXX states that the producer shall provide a copy of the contract within XXX days of the receipt of a written request from the current owner of this property.	Document Uploaded.	Condition cleared as we have received evidence of Solar Transfer. ; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077364	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077364	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068523	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068523	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068523	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068604	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068604	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068604	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068097	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068097	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068097	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068572	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068572	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068572	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068605	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068605	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068605	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068206	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068206	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068206	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068098	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068098	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068098	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068359	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068359	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068359	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068606	XXXXX	finding-3634	08/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase in transfer taxes without a valid COC. The file contained a COC but there was no valid reason included for the fee to be increased This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). Document Uploaded. Please see the attached refund package including refund letter, refund check, FedEx label and PCCD Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068606	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068606	XXXXX	FCOM1274	08/05/2025	Compliance	Missing Doc	Escrow Waiver is Missing	Escrow Waiver is Missing The escrow waiver can usually be found on the closing disclosure, which is missing, upon receipt of the closing disclosures this finding could be cured.	Document Uploaded. Please see attached CDs	Escrow Waiver is Present or Not Applicable	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068606	XXXXX	FCOM1544	08/05/2025	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Documentation required: All closing disclsoures missing from loan file. Compliance testing could not be run. Please provde Initial and Final CD.	Document Uploaded. Please see attached CDs	TRID: Final Closing Disclosure Provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068606	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068606	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068573	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068573	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068573	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067983	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067983	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067983	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068557	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068557	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068557	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068558	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068558	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068558	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067984	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067984	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067984	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068559	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068559	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068559	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067985	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067985	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067985	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077365	XXXXX	finding-3634	09/22/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. COC, lock extension	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX in Discount points. A cure of $XXX was provided at consummation; however, insufficient to cure by $XXX. A change of circumstance was provided XX/XX/XXXX for loan estimate dated XX/XX/XXXX, however the reason for the increase is not valid.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077365	XXXXX	FCRE8999	08/25/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077365	XXXXX	FPRO8998	08/25/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068574	XXXXX	FCRE1146	08/07/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title Report in the loan file is corrupt and illegible. A legible copy is required.	Document Uploaded. TITLE ATTACHED	Lender provided legible copy of Ownership and Encumbrance Report. Condition cleared.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068574	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068574	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068360	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068360	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068360	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068060	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068060	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068060	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068575	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068575	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068575	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068170	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
								This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068170	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068170	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068576	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068576	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068576	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067986	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067986	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067986	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068061	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068061	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068061	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068577	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068577	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068577	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068607	XXXXX	FCRE1193	08/25/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI exceeds Max XXX% allowed. There is a Supplementary credit report in file which shows the payment for $XXX for XXX Card however the Lender used $XXX payment on the XXX. There is no proof of that monthly payment of $XXX. Using the payment of $XXX the DTI exceeds guidelines to XXX%.
									Document Uploaded.	DTI meets GLs.; Liabilities revised based on account statement provided, DTI meets GLs. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068607	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068607	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068560	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068560	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068560	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077366	XXXXX	finding-3532	09/10/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation. There’s no evidence of receipt for the Initial CD issued XX/XX/XXXX in the loan file X days prior to the consummation date of XX/XX/XXXX.	Document Uploaded.	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077366	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077366	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068099	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068099	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068099	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068608	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068608	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068608	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068561	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068561	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068561	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068100	XXXXX	FCRE5770	08/21/2025	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower XXX Credit Report is Missing. Missing Credit report in file	Document Uploaded. Hello! please see attached credit report, please let me know if you need anything else! XXX	Cleared as we have received the missing credit report. ; Borrower XXX Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068100	XXXXX	FCRE1145	08/21/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Missing Title	Document Uploaded. Please see attach title doc saved in PDF format, thank you! XXX	Cleared as we have received the missing title. ; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068100	XXXXX	FCRE1197	08/21/2025	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX.	Document Uploaded. please see most recent credit report we have in file and advise if this will clear thank you! XXX	Cleared as we have received the missing credit report. ; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068100	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068100	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067987	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067987	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067987	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068609	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068609	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068609	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068062	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068062	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068062	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068143	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end Xnd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068143	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068143	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068562	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068562	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068562	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068610	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068610	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068610	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068101	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068101	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068101	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068611	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068611	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068611	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068361	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068361	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068361	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068144	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068144	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068144	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068145	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068145	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068145	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068362	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068362	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068362	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068171	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068171	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068171	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067988	XXXXX	FCOM1206	08/21/2025	Credit	Missing Doc	The Note is Missing	The Note is Missing. The Note is Missing.	Document Uploaded. Please see attached.	Condition cleared as we have received the missing note. ; The Note is Present.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2067988	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067988	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068578	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068578	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068578	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068612	XXXXX	FCRE1146	08/14/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title is Partial. Vested portion is missing	Document Uploaded. copy of Title report	Lender provided Owner's and Encumbrance Report. Condition cleared.; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068612	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068612	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068579	XXXXX	FCRE7497	08/07/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to verify whether HOA dues are paid on XXX, OREO property.	Document Uploaded. There is no HOA at the XXX property.	Lender provided property search supporting property XXX does not have HOA fees. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068579	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068579	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068146	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068146	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068146	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067989	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067989	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067989	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068172	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068172	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068172	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068173	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068173	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068173	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068174	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068174	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068174	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068363	XXXXX	FCRE0377	08/12/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). RCE in file reflects $XXX.	Document Uploaded. Please re-review. Per attached RCE, reconstruction cost is $XXX.	Audit reviewed Lender's response and has determined the insurance reflects it includes replacement cost coverage, which meets guideline requirements. Condition cleared.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068363	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068363	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068255	XXXXX	finding-47	08/07/2025	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXXXX(a)(X) , transferred from XX CFR §XXXXX(a)(X) ), Open-end ( XX CFR §XXXXXX(a)(X) , transferred from XX CFR §XXXXX(a)(X) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXXXX or §XXXXXX, or delivery of all material disclosures, whichever occurs last. This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation. Borrowers signed the RTC on XX/XX/XXXX, cancel by XX/XX/XXXX, but per the Final CD, loan disbursed on XX/XX/XXXX.	Document Uploaded. Please see PCCD with corrected disbursement date attached.	Lender provided PCCD reflecting disbursement date of XX/XX/XXXX, verifying loan disbursed after the cancel by date of XX/XX/XXXX. Condition cleared.; Lender provided PCCD reflecting disbursement date of XX/XX/XXXX, verifying loan disbursed after the cancel by date of XX/XX/XXXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068255	XXXXX	finding-2962	08/07/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068255	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068255	XXXXX	finding-3430	08/07/2025	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	Duplicate of HPML This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068255	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068255	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068102	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068102	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068102	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068580	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows due to loan being a Xnd lien, AVM used therefore and appraisal delivery not required. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068580	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068580	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067990	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067990	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067990	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068147	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068147	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068147	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068613	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Reviewed

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reviewed

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Reviewed	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068613	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Reviewed

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reviewed

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Reviewed	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068613	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Reviewed

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reviewed

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Reviewed	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068103	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068103	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068103	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068148	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068148	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068148	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068256	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068256	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068256	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068581	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068581	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068581	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068563	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068563	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068563	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068614	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068614	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068614	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068444	XXXXX	finding-3352	08/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068444	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068444	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068615	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068615	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068615	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068564	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068564	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068564	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068565	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068565	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068565	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068257	XXXXX	FCRE8999	08/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068257	XXXXX	FPRO8998	08/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068257	XXXXX	FCOM8997	08/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067991	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067991	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067991	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067992	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067992	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067992	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068567	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068567	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068567	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067993	XXXXX	finding-3652	08/27/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The Lender credit tolerance violation in the amount of $XXX is due to decrease of the Lender credit from $XXX to $X without valid COC. This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).	Document Uploaded. Please see attached copy of refund docs.	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2067993	XXXXX	FCRE1145	08/22/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing	Document Uploaded. Please see attached title report.	Title provided, exception resolved. ; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2067993	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068446	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068446	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068446	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068150	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068150	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068150	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068447	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068447	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068447	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068582	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068582	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068582	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068258	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068258	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068258	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068151	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068151	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068151	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068583	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068583	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068583	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068568	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068568	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068568	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067994	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067994	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067994	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068448	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068448	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068448	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068449	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068449	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068449	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068259	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068259	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068259	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068584	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068584	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068584	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068104	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068104	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068104	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068616	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068616	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068616	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068260	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068260	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068260	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068152	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068152	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068152	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068105	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068105	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068105	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068153	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068153	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068153	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067995	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067995	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067995	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068617	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068617	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068617	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068569	XXXXX	finding-3634	08/07/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the increase of the transfer taxes fee on the final CD dated XX/XX/XXXX without valid COC. COC dated XX/XX/XXXX does not provide valid reason for fee increase.	Document Uploaded. COC attached	Lender provided valid COC for increase in recording fees, which was due to additional documentation being recorded. Condition cleared.; Lender provided valid COC for increase in recording fees, which was due to additional documentation being recorded. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068569	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068569	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068586	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068586	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068586	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068570	XXXXX	FCRE1203	08/15/2025	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report		Fraud report reflects high alerts were cleared. Condition rescinded.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068570	XXXXX	FCRE1204	08/15/2025	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts		Fraud report reflects high alerts were cleared. Condition rescinded.; All Fraud Report Alerts have been cleared or None Exist		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068570	XXXXX	FCRE1201	08/15/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded. Fraud Report	Lender provided fraud report. Condition cleared.; Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068570	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068570	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068154	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068154	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068154	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068106	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068106	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068106	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068107	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068107	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068107	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068571	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068571	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068571	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068587	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068587	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068587	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067996	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067996	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067996	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068428	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068428	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068428	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068618	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068618	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068618	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068396	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068396	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068396	XXXXX	finding-3352	08/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068108	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068108	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068108	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068109	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068109	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068109	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068262	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068262	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068262	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068110	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068110	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068110	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068619	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068619	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068619	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068175	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068175	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068175	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068450	XXXXX	finding-3634	08/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). The loan failed charges that cannot increase test. TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to increase of the transfer taxes fee from $XXX to $XXX on LE dated XX/XX/XXXX without valid COC. The COC dated XX/XX/XXXX does not provide valid reason for fee increase.	Document Uploaded. Please see Refund Cure Package	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068450	XXXXX	finding-3652	08/15/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). The loan failed charges that cannot increase test. TILA XXXb Cure Required. Refund in the amount of $XX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The lender credit decrease violation in the amount of $XX is due to decrease of the Lender credit from $XXX to $X on final CD dated XX/XX/XXXX without valid COC.	Document Uploaded. Please see attached invoice for the $XXX Lender Paid fee ; Document Uploaded. Please see Closing Disclosures. $XXX property condition report fee was a Lender Paid fee and was not charged to the borrower.	Lender provided invoice for the Property Condition Report reflecting the $XXX was charged to the Lender and not the Borrower and verifying the Lender credit of $XXX was added for the addition of the Property Condition Report. The exclusion of a Lender paid fee is considered a clerical error. Condition cleared.; Lender provided invoice for the Property Condition Report reflecting the $XXX was charged to the Lender and not the Borrower and verifying the Lender credit of $XXX was added for the addition of the Property Condition Report. The exclusion of a Lender paid fee is considered a clerical error. Condition cleared.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i).; Audit reviewed Lender's response and has determined the LE dated XX/XX/XXXX reflects the Lender Credit of $XXX. Please provide verification the Lender Credit of $XXX was for the Property Condition Report to verify the validity for the removal of the Lender Credit on the final CD. Condition retained.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068450	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068450	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067997	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067997	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067997	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068476	XXXXX	FCRE1193	08/21/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% . Lender excluded net real estate expenses for XXX and XXX totaling $XXX per month.	Document Uploaded. copy of corrected XXX and WVOE DTI is now XXX	Condition cleared as we have received updated income information from the lender. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068476	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068476	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068176	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068176	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068176	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068263	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068263	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068263	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068397	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068397	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068397	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068177	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068177	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068177	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068477	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068477	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068477	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067998	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067998	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067998	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068451	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068451	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068451	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068398	XXXXX	FCRE1157	08/15/2025	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The Hazard Insurance and Flood Certificate for the subject property are missing in the file.	Document Uploaded. RCE; Dwelling coverage $XXX exceeds XXX% of the Estimated Property Value and is greater than the Xst and Xnd lien combined.
Est Property Value $XXX x XXX% = $XXX < $XXXk
Xst Mtg $XXX + Xnd $XXX = $XXX < $XXXk; Document Uploaded. Hazard Insurance Policy	Lender provided replacement cost estimator reflecting replacement cost estimate of $XXX. Insurance coverage of $XXX is sufficient to cover XXX% of the replacement cost estimate of $XXX. Condition cleared.; Hazard Insurance Policy is fully present; lender provided insurance policy. Please provide replacement cost estimate to verify insurance coverage is sufficient to meet guideline requirements. The guidelines require insurance at XXX% of the replacement cost of the improvements, as established by the property insurer, or the unpaid principal balance of the mortgage(s), provided it equals no less than XXX% of the replacement cost value of the improvements. Condition retained.; Hazard Insurance Policy is fully present; Lender provided hazard insurance policy; however, the policy does not indicate if it includes XXX% of the replacement cost of improvements. Lender also can provide a replacement cost estimate to verify the coverage is sufficient to cover the unpaid principal balance of the mortgages, provided it equals no less than XXX% of the replacement cost value of the improvements to meet guideline requirements. Condition retained.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068398	XXXXX	FCRE1161	08/15/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate The Hazard Insurance and Flood Certificate for the subject property are missing in the file.	Document Uploaded. Flood Certificate	Lender provided Flood certificate. Condition cleared.; Flood Certificate is fully present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068398	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068398	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068399	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068399	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068399	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068264	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068264	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068264	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068265	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068265	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068265	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068452	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068452	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068452	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068155	XXXXX	FCRE0377	08/22/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX).	Document Uploaded. RPCC was provided in original upload - provided again	The coverage amount of $XXXk meets the GLs requirement of the lesser of the replacement cost ($XXXk) or the UPBs of the mortgages ($XXX). The UPBs are >XXX% of the RCE. Exception resolved. ; Lender provided replacement cost estimator, reflecting replacement cost estimate of $XXX. The hazard insurance coverage of $XXX is not sufficient to cover the replacement cost estimate of $XXX. Condition retained.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068155	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068155	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068266	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068266	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068266	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068111	XXXXX	FCRE1254	08/12/2025	Credit	Title	Property Title Issue	Property Title Issue Judgement found on title in the amount of $XXX against XXX which is the borrowers XXX . judgment was recorded XX/XX/XXXX case number XXX, Lien Holder: XXX	Document Uploaded. Please re-review. Per attached/below in the file, this was paid at close.	Lender provided from XXX verifying the XXX paid off on the final CD is for the lien on title. Condition cleared.; Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068111	XXXXX	finding-3652	08/11/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to decrease from $XXX to $XXX for the lender credit.
Where are you seeing the lender credits? The Initial LE does not list this. Please advise.	Audit reviewed Lender's response and has determined the Lender paid transfer taxes changed due to final transfer tax decreased to $XXX per invoice on page XXX. Borrower paid transfer tax is $XXX and Lender paid is $XXX. Condition cleared.; Audit reviewed Lender's response and has determined the Lender paid transfer taxes changed due to final transfer tax decreased to $XXX per invoice on page XXX. Borrower paid transfer tax is $XXX and Lender paid is $XXX. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068111	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068267	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068267	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068267	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068429	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068429	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068429	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068400	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068400	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068400	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068156	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068156	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068156	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068478	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068478	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068478	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068112	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068112	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068112	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068453	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068453	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068453	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068157	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068157	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068157	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068113	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068113	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068113	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068401	XXXXX	finding-3532	08/23/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Evidence the Initial CD was received by the borrower at least X days prior to consummation.
								This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than siXXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXX(f)(X)(i) no later than three business days before consummation.	Document Uploaded. Please re-review. The attached Disclosure Tracking in the file shows Initial CD dated XX/XX/XXXX was received/viewed on XX/XX/XXXX.	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068401	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068401	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068268	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068268	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068268	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068269	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068269	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068269	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068479	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068479	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068479	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068114	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068114	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068114	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068480	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068480	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068480	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068430	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068430	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068430	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068481	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068481	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068481	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068454	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068454	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068454	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068115	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068115	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068115	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068455	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068455	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068455	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068402	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068402	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068402	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068270	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068270	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068270	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068482	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068482	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068482	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068456	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068456	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068456	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068178	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068178	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068178	XXXXX	FCOM8997	08/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068457	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068457	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068457	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077367	XXXXX	FCOM8997	09/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077367	XXXXX	FCRE8999	09/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077367	XXXXX	FPRO8998	09/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2025		A	A	N/A	A	N/A	A	A	A	N/A	A	N/A	A
XXX	2068458	XXXXX	finding-2962	08/14/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
								This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division XXX XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068458	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a Xnd lien. Exception downgraded to a A.
								This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068458	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068458	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068116	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068116	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068116	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068431	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068431	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068431	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068483	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068483	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068483	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068484	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068484	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068484	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068158	XXXXX	finding-3634	08/13/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXX(e)(X)(i). TILA XXXb Cure requiired: Cure of $XXX required for increase in transfer taxes. Transfer taxes increased without valid COC. Cure requires PCCD, LOE, copy of refund check, and proof of mailing or valid COC.	Document Uploaded.	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068158	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068158	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068117	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068117	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068117	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068432	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068432	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068432	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068433	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068433	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068433	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068485	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068485	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068485	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068403	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068403	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068403	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068459	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068459	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068459	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068079	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068079	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068079	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067967	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067967	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067967	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067968	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067968	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067968	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068118	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Missing evidence of the first mortgage loan balance used by lender.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068118	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Missing evidence of the first mortgage loan balance used by lender.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068118	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Missing evidence of the first mortgage loan balance used by lender.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067969	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067969	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067969	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068119	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068119	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068119	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067970	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067970	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067970	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068120	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068120	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068120	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068486	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068486	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068486	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068239	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068239	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068239	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068434	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068434	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068434	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068435	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068435	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068435	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068240	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068240	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068240	XXXXX	finding-3352	08/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068404	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068404	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068404	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068487	XXXXX	FCRE7497	08/15/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing complete PITI documentation for primary home at XXX.	Document Uploaded. copy of LOE and corrected XXX, doc to show property his XXX owns.	Lender provided property detail report for XXX reflecting Borrower's non-borrowing XXX is owner of property and provided an updated XXX reflecting there are no expenses for Borrower for the property. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068487	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068487	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067971	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067971	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067971	XXXXX	FCOM1266	08/08/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation Required- Homeownership Counseling Disclosure	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2067971	XXXXX	FCOM5556	08/08/2025	Compliance	Missing Doc	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA). Documentation Required- FACTA disclosure	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2068121	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068121	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068121	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068405	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068405	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068405	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077368	XXXXX	FCOM1660	08/30/2025	Compliance	State Reg	XXX Code Ann. § 46A-3-109a(b) - Collateral Protection Notice was not provided	XXX Code Ann. § XXA-X-XXXa(b) - Collateral Protection Notice was not provided. Document Required : Collateral Protection Notice was not provided	Please review insurance language in Combined Disclosure in file on page XXX.; Document Uploaded. Please see attached Misc. Closing Disclosures that should cover the issue.; Document Uploaded. Please see attached Hazard Insurance Policy.; Please clarify what this document "Collateral Protection Notice" is for? The borrower has insurance.	XXX Code Ann. § XXA-X-XXXa(b) - Collateral Protection Notice was provided.; ; The documentation provided did not resolve the exception. Per the state statute, the following verbiage must be provided: "Unless you provide us with evidence of the insurance coverage required by your agreement with us, we may purchase insurance at your expense to protect our interests in your collateral. This insurance may, but need not, protect your interests. The coverage that we purchase may not pay any claim that you make or any claim that is made against you in connection with the collateral. You may later cancel any insurance purchased by us, but only after providing us with evidence that you have obtained insurance as required by our agreement. If we purchase insurance for the collateral, you will be responsible for the costs of that insurance, including interest and any other charges we may impose in connection with the placement of the insurance, until the effective date of the cancellation or expiration of the insurance. The costs of the insurance may be added to your total outstanding balance or obligation. The costs of the insurance may be more than the cost of insurance you may be able to obtain on your own."; Per XXX code XX-X-XXX(b)(X)(X) A separate disclosure or section in the security instrument is required to be provided to the borrower at consummation or earlier. The borrower may have sufficient hazard insurance at closing, however the disclosure to the borrower is required that states: "Unless you provide us with evidence of the insurance coverage required by your agreement with us, we may purchase insurance at your expense to protect our interests in your collateral. This insurance may, but need not, protect your interests. The coverage that we purchase may not pay any claim that you make or any claim that is made against you in connection with the collateral. You may later cancel any insurance purchased by us, but only after providing us with evidence that you have obtained insurance as required by our agreement. If we purchase insurance for the collateral, you will be responsible for the costs of that insurance, including interest and any other charges we may impose in connection with the placement of the insurance, until the effective date of the cancellation or expiration of the insurance. The costs of the insurance may be added to your total outstanding balance or obligation. The costs of the insurance may be more than the cost of insurance you may be able to obtain on your own."; Per XXX code XX-X-XXX(b)(X)(X) A separate disclosure or section in the security instrument is required to have the following verbiage: "Unless you provide us with evidence of the insurance coverage required by your agreement with us, we may purchase insurance at your expense to protect our interests in your collateral. This insurance may, but need not, protect your interests. The coverage that we purchase may not pay any claim that you make or any claim that is made against you in connection with the collateral. You may later cancel any insurance purchased by us, but only after providing us with evidence that you have obtained insurance as required by our agreement. If we purchase insurance for the collateral, you will be responsible for the costs of that insurance, including interest and any other charges we may impose in connection with the placement of the insurance, until the effective date of the cancellation or expiration of the insurance. The costs of the insurance may be added to your total outstanding balance or obligation. The costs of the insurance may be more than the cost of insurance you may be able to obtain on your own."	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/30/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077368	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077368	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077368	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068436	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068436	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068436	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068080	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068080	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068080	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068241	XXXXX	FCRE8946	08/12/2025	Credit	Income/Employment	Income documentation expiration dates	Aside from the borrower's Social Security income, the additional Social Security Letters show as XXX for XXX and XXX for XXX; documentation of three-year continuance (e.g., verification of both beneficiary's ages) are needed to determine income continuance.	Document Uploaded. copy of borrower birth cert.	Lender provided birth certificates for both of Borrower's dependents verifying XXX year continuance for SSI for both. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068241	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068241	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068122	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068122	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068122	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068242	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068242	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068242	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068179	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068179	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068179	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068081	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068081	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068081	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068406	XXXXX	finding-3352	08/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068406	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068406	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068243	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068243	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068243	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068488	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068488	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068488	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067972	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067972	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067972	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068244	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068244	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068244	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068082	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068082	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068082	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068407	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068407	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068407	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068083	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068083	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068083	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068084	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068084	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068084	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068123	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068123	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068123	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068245	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068245	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068245	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068180	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068180	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068180	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068408	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068408	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068408	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067973	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067973	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067973	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068489	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068489	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068489	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068437	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068437	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068437	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067974	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067974	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067974	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068246	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068246	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068246	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068438	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068438	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068438	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068181	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068181	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068181	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068409	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068409	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068409	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068439	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068439	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068439	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068247	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068247	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068247	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068440	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068440	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068440	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068441	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068441	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068441	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068124	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068124	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068124	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068248	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068248	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068248	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068125	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068125	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068125	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068126	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068126	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068126	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068490	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068490	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068490	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068249	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068249	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068249	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068410	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068410	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068410	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068085	XXXXX	FCRE1145	08/25/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing	Document Uploaded. Please see attached Title doc.	Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/25/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068085	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068085	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067975	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067975	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067975	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068086	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068086	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068086	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068207	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068207	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068207	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067976	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067976	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067976	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068442	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068442	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068442	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068182	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068182	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068182	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068491	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068491	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068491	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068183	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068183	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068183	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077369	XXXXX	finding-3652	09/05/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of $XXX is due to decrease in Lender Credit from $XXX to $XXX on the initial CD. There are COCs in the file, however there are no disclosures dated within $XXX of the COC.	Document Uploaded. Please see attached Resolution.	; Cure package provided to the borrower; exception downgraded to a X/B; ; Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2077369	XXXXX	finding-3634	09/04/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Loan Discount Fee on the initial CD. There are COCs in the file, however there are no disclosures dated within $XXX of the COC.	Document Uploaded. Please see attached Resolution (Refund, PCCD, Tracking and Letter). ; Document Uploaded. Please see attached COC.	Cure package provided to the borrower; exception downgraded to a X/B; The COC provided shows a change date of XX/XX/XXX but there was no disclosure within $XXX of the date of the COC, Provide a disclosure dated within $XXX of the COC or provide a cure package	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2077369	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077369	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068250	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068250	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068250	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068184	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068184	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068184	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068251	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068251	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068251	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067977	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067977	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067977	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068185	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068185	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068185	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067978	XXXXX	FCRE1145	08/21/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing	Document Uploaded. Title	Resolved as we have received the missing title. ; Title Document is fully Present	Borrower has stable job time -
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2067978	XXXXX	FCRE1253	08/21/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert	Document Uploaded. attached	Resolved as we have received the missing tax cert. ; Property Tax Cert Provided	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2067978	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067978	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068015	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068015	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068015	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068186	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068186	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068186	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068443	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068443	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068443	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068016	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068016	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068016	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067979	XXXXX	FCRE0377	08/22/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Hazard Insurance coverage of $XXX is less than required coverage required Please provide a hazard insurance declarations page with the dwelling coverage A of at least $XXX, replacement cost or similar endorsement, or with guaranteed replacement cost verbiage	Document Uploaded. RPCC was provided in original upload - providing again	The RCE is in the file and the policy reflects replacement cost extended coverage. Exception resolved. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2067979	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067979	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067980	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067980	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067980	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068187	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068187	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068187	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068188	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068188	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068188	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068017	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068017	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068017	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068208	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068208	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068208	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068252	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068252	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068252	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068018	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068018	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068018	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067981	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067981	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067981	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068189	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068189	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068189	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068209	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068209	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068209	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068411	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068411	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068411	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068019	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068019	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068019	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068087	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068087	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068087	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068190	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068190	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068190	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067982	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067982	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067982	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068210	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068210	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068210	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068088	XXXXX	FCRE1316	08/21/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing VOE in file page XXX is dated XX/XX/XXXX and is not within XXX days of Note date XX/XX/XXXX.	Document Uploaded. Please review the attached VOE and the calendar . From XXX to XXX that is XXX days, mimus XXX,XXX, XXX and XXX this is $XXX prior to note date.	Condition rescinded as the VOE was within XXX days of note date. ; Borrower XXX Xrd Party VOE Prior to Close Was Provided		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068088	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068088	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068271	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a 2nd lien. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068271	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068271	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068547	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068547	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068547	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068588	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with no established escrows and AVM/appraisal delivery not required due to loan being a 2nd lien. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068588	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068588	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068548	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068548	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068548	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068549	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068549	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068549	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067951	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067951	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067951	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068492	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068492	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068492	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068493	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068493	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068493	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068253	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068253	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068253	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068589	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068589	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068589	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068550	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068550	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068550	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068590	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068590	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068590	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068211	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068211	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068211	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068254	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068254	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068254	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077370	XXXXX	FCOM1228	09/12/2025	Compliance	Missing Doc	Other Rider is Missing	GA Acknowledgement of Borrower Rights Document missing.	Document Uploaded.	Condition cleared as we have received the missing notice of borrowers right.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077370	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077370	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068212	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068212	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068212	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068273	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068273	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068273	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068551	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068551	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068551	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068552	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068552	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068552	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077371	XXXXX	FCRE1146	09/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title document is partially illegible. Please provide a fully legible title report.	Document Uploaded. Title Report	Condition cleared as we have received a legible copy of the title. ; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077371	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077371	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068319	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068319	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068319	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068494	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068494	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068494	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068320	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068320	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068320	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077372	XXXXX	FCRE0377	09/03/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Please provide an estimated cost to rebuild that is equal to $XXX or less. The combined loan amounts on the property are $XXX and the current hazard insurance coverage is not sufficient.	Document Uploaded. Please see attached Hazard Insurance Policy. This policy has similar construction coverage which makes it sufficient.; Document Uploaded.	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount Lender provided hazard insurance reflecting Dwelling Replacement Cost Similar Construction coverage, which guarantees replacement of home. Condition cleared.; The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Lender provided replacement cost estimator reflecting replacement cost estimate of $XXX. The hazard insurance total coverage of $XXX is not sufficient to meet insurance replacement cost of $XXX. Condition retained.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077372	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077372	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067952	XXXXX	finding-3352	08/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067952	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067952	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068591	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068591	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068591	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068213	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068213	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068213	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068495	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068495	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068495	XXXXX	finding-2838	08/11/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full XXX report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068495	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068592	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068592	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068592	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068321	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068321	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068321	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068214	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068214	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068214	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068020	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068020	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068020	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067953	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067953	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067953	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068496	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068496	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068496	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068089	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068089	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068089	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068021	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068021	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068021	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068022	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068022	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068022	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068090	XXXXX	FCRE7496	08/21/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Please provide HOA Statement supporting monthly fees of $XXX. Additional conditions and documents may be applicable	Document Uploaded. HOA info	Condition cleared as we have received evidence of the HOA dues.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068090	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068090	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068553	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068553	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068553	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068322	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068322	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068322	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068023	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068023	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068023	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077373	XXXXX	finding-3634	08/28/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded. Attached TRID Cure	Cure package provided to the borrower; exception downgraded to a X/B; TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Notary Fee. A partial cure of $XXX was applied.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2077373	XXXXX	finding-3352	08/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077373	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077373	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068215	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068215	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068215	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068024	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068024	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068024	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068554	XXXXX	FCOM1263	08/13/2025	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided Documentation Required- Missing Notice of Right to Cancel for XXX.	Document Uploaded. please see attached RTC for XXX and please let me know if you need anything else, thank you!	Lender provided Right of Rescission for XXX. Condition cleared.; Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068554	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068554	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068216	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068216	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068216	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068274	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068274	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068274	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068217	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068217	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068217	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068502	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068502	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068502	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068504	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068504	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068504	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068025	XXXXX	FCRE7496	08/21/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Please provide HOA Statement for XXX. HOA statement to support monthly obligations in the amount of $XXX. Additional documentation may be applicable	Document Uploaded. please see HOA dues statement, this is quarterly $XXX/XXX= $XXX, please let me know if you need anything else, thank you!	Resolved as we have received evidence of the HOA dues.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068025	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068025	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068505	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068505	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068505	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068555	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068555	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068555	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068497	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068497	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068497	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068364	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068364	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068364	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068218	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068218	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068218	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068026	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068026	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068026	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068498	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068498	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068498	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068027	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068027	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068027	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068365	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068365	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068365	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077374	XXXXX	FCRE9549	09/12/2025	Credit	Missing Doc	Missing Credit Report Supplement	Missing mortgage history for 2nd mtg being paid off XXX #XXX $XXX credit report last payment made for May- need proof of satisfactory June payment made.	Document Uploaded. pay history	Condition cleared as we have received the missing mortgage history.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077374	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077374	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068506	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068506	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068506	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068092	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068092	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068092	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068366	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068366	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068366	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068507	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068507	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068507	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068275	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068275	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068275	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068093	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068093	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068093	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068094	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068094	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068094	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068031	XXXXX	finding-3542	08/20/2025	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( XXX CFR §XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B) The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation. The revised closing disclosure receipt date of XXXXX is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date of XXXXX. The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation.
									Document Uploaded. Please see signed Initial CD	Invalid calculation of the finance charges; exception resolved; Invalid calculation of the finance charges; exception resolved		Rescinded			C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068031	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068031	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067954	XXXXX	FCOM8997	08/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067954	XXXXX	FCRE8999	08/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067954	XXXXX	FPRO8998	08/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068028	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068028	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068028	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068276	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068276	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068276	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068029	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068029	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068029	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068032	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068032	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068032	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068221	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068221	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068221	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068033	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068033	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068033	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068367	XXXXX	FCRE1336	08/22/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing Provide the income documents for Retirement & SSI	Document Uploaded. Please see attached award letters	Condition cleared as we have received the awards letters. ; Borrower XXX Award Letter Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068367	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068367	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068332	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068332	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068332	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068277	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068277	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068277	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068499	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068499	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068499	XXXXX	finding-3352	08/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068034	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068034	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068034	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068278	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068278	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068278	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068333	XXXXX	finding-3352	08/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068333	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068333	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068334	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068334	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068334	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068030	XXXXX	FCRE1157	08/22/2025	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy	Please see attached hazard insurance policy.	Lender provided hazard insurance policy. Condition cleared.; Hazard Insurance Policy is fully present; Missing Hazard Insurance Policy	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068030	XXXXX	FCRE1161	08/22/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate	Document Uploaded. Please see attached flood cert.	Flood cert provided, exception resolved. ; Flood Certificate is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068030	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068030	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068368	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068368	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068368	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068279	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068279	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068279	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068222	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068222	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068222	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067955	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067955	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067955	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068335	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068335	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068335	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068287	XXXXX	finding-3532	08/15/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Documentation Required- Missing documentation to verify date initial CD dated XX/XX/XXXX was delivered to the Borrower. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.	Document Uploaded. CD originally disclosed X/XX	Lender provided verification of receipt of initial CD. Condition cleared.; Lender provided verification of receipt of initial CD. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068287	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068287	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068287	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068288	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068288	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068288	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068127	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068127	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068127	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068128	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068128	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068128	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068035	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068035	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068035	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068289	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068289	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068289	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068129	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068129	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068129	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068336	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068336	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068336	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068369	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068369	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068369	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068337	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068337	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068337	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068280	XXXXX	FCRE7496	08/19/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA dues. Please upload verification of HOA dues in the amount of $XXX/Month.	Document Uploaded.	Lender provided verification of HOA dues. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068280	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068280	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068130	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068130	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068130	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068036	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068036	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068036	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067956	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067956	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2067956	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068131	XXXXX	finding-3352	08/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068131	XXXXX	FPRO8998	08/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068131	XXXXX	FCRE8999	08/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068281	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068281	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068281	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068500	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068500	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068500	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068628	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068628	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068628	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068037	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068037	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068037	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068290	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068290	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068290	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068291	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068291	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068291	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068338	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068338	XXXXX	FCOM8997	08/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068338	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068132	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068132	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068132	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068501	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068501	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068501	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068282	XXXXX	FCOM3608	08/19/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded. intent attached	Proof of Intent to Proceed has been provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/19/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068282	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068282	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068629	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068629	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068629	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068292	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068292	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068292	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068323	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068323	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068323	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068339	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068339	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068339	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068324	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068324	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068324	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068133	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068133	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068133	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068038	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068038	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068038	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068370	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068370	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068370	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077375	XXXXX	FCRE1146	09/12/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present . Title incomplete some of the pages not legible.	Document Uploaded. title	Condition cleared as we have received the title report. ; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077375	XXXXX	FCRE7497	09/12/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing hazard insurance for XXX - XXX indicates LOE from borrower to confirm no HOI or HOA, but LOE from borrower not in file.	Document Uploaded. LOE	Resolved as we have received evidence of the HOA dues and hazard insurance.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077375	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077375	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068340	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068340	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068340	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068039	XXXXX	FCRE7496	08/21/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of monthly HOA dues. Please upload verification of monthly HOA dues in the amount of $XXX/Month.	Document Uploaded. Please see attached HOA information ; Document Uploaded. See attached Title report page XXX shows tax information	Condition resolved as we have received the HOA information. ; Lender provided tax information; however, did not provide HOA information. The XXX reflects an Association amount of $XXX per month. Please provide documentation to support the $XXX per month in Association fees. Condition retained.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068039	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068039	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068134	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068134	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068134	XXXXX	FCOM8997	08/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068341	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068341	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068341	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068293	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068293	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068293	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068040	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068040	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068040	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068041	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068041	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068041	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068283	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068283	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068283	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPMl downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068342	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068342	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068342	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068284	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068284	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068284	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068135	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068135	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068135	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068294	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068294	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068294	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068295	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068295	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068295	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068136	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068136	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068136	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077376	XXXXX	FCRE1159	09/19/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Missing evidence of insurance in effect at time of closing XX/XX/XXXX. HOI provided has effective date as XX/XX/XXXX.	First lien includes escrow for hazard insurance to confirm coverage was in place from XX/XX/XXXX-XX/XX/XXXX. Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2077376	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077376	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068285	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068285	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068285	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068296	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068296	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068296	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068371	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068371	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068371	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068372	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068372	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068372	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068297	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068297	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068297	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068042	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068042	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068042	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068137	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068137	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068137	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068630	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068630	XXXXX	FCRE1146	08/21/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The Title document is incomplete.	Document Uploaded.	Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068630	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068325	XXXXX	FCRE1146	08/21/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title is partially illegible. Please provide a fully legible title document.	Document Uploaded. Title attached, thanks	Condition cleared as we have received a legible copy of the title. ; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068325	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068325	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068373	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068373	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068373	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068138	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068138	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068138	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068139	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068139	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068139	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068043	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068043	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068043	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068044	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068044	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068044	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068140	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068140	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068140	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068141	XXXXX	FVAL6465	08/21/2025	Property	Property	Property is listed for sale	For sale sign in the yard of the subject property. Please provide supporting documentation indicating the property is not for sale	Document Uploaded. LOE from Borrower for review/approval ; Document Uploaded. Hello - XXX shows home is off market. Would you please advise where evidence of a sales sign in the yard is being obtained from? Thanks!	Condition resolved as we have received LOX from borrower that home is not for sale. ; Lender provided XXX search reflecting property is off market. The AVM reflects a for sale sign in the front yard. Please provide letter of explanation from Borrower indicating if property is currently for sale. Condition retained.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068141	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068141	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068374	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068374	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068374	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068142	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068142	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068142	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068524	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068524	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068524	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068525	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Please provide copy of disclosure.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068525	XXXXX	FCRE8999	08/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068525	XXXXX	FPRO8998	08/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068045	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068045	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068045	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068375	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068375	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068375	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068299	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068299	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068299	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068631	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068631	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068631	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068526	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068526	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068526	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068632	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Please provide proof of disclosure delivery.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068632	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068632	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077377	XXXXX	FCOM1262	09/12/2025	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Provide the executed Right to Cancel for the Non Borrower title holder XXX	Document Uploaded. RTC; Document Uploaded. RTC	Right of Rescission is Provided; Original comment in correct, the file contains the RTC for XXX, but is missing the signed RTC for XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2077377	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077377	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068527	XXXXX	finding-3532	08/13/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation. Documetation required to clear exception: Evidence of receipt for the initial CD issued XX/XX/XXX in the loan file three business days prior to consummation dated, XX/XX/XXX.	Document Uploaded. Please see tracking log for initial closing disclosure issued on XXX/XXX, viewed on XXX/XXX and received on XXX/XXX	Lender provided verification of receipt of initial CD. Condition cleared.; Lender provided verification of receipt of initial CD. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068527	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068527	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068380	XXXXX	finding-2838	08/14/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full XXX report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068380	XXXXX	finding-3634	08/14/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Tax on CD XX/XX/XXX. COC was not found in file. This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded. RESPA REFUND	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068380	XXXXX	finding-3352	08/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068380	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068380	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068633	XXXXX	FCRE7496	08/21/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	File is missing verification of HOA dues of $XXX per month.	Document Uploaded.	Condition cleared as we have received evidence of the HOA dues.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068633	XXXXX	FCRE9549	08/14/2025	Credit	Missing Doc	Missing Credit Report Supplement	Title report referenced recorded security interest- XXX, XXX- Document what this is with payment history and monthly payment.	Document Uploaded. Item referenced is not an additional lien, it's an assignment of the 2nd mortgage that this new loan paid off.	Audit reviewed Lender's response and has determined The XXX is an assignment of the 2nd mortgage with XXX Loans, which was paid off with the subject loan transaction. The title reflects this as an assignment of that mortgage. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068633	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068633	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068046	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068046	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068046	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068528	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068528	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068528	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068300	XXXXX	finding-3652	08/15/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the LE issued XX/XX/XXX without a valid reason (coc issued XX/XX/XXX reflects change in sales price; however, this is not a purchased loan). This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded. Please see corrected CD with check to borrower attached; Document Uploaded. Please see attached COC	Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.; Lender provided a COC; however, the COC form does not reflect a valid change of circumstance. The COC indicates a change is sales price and information relied on becomes inaccurate. The subject property is a refinance not a purchase; therefore, a change in sales price is not a valid change of circumstance. Condition retained.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2068300	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068300	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068381	XXXXX	finding-3352	08/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068381	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068381	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068343	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068343	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068343	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068634	XXXXX	FCRE8611	08/21/2025	Credit	Income/Employment	Income/Employment General	Borrower XXX &X both receive Social Security benefits. Both award letters are in the loan file and the amounts are grossed up XXX%. There are no XXXs or available tax returns in the loan file confirming that the entire amounts are non-taxable. Requesting that the Lender provide additional documentation confirming the amounts are non-taxable.	Document Uploaded.	Resolved as we have received evidence of non taxed SSI.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068634	XXXXX	finding-2962	08/18/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068634	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068634	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068301	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Document Required: The intent to proceed is missing.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068301	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068301	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068382	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068382	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068382	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068376	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068376	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068376	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068344	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068344	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068344	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068383	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068383	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068383	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068302	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068302	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068302	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068540	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068540	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068540	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068384	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068384	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068384	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068345	XXXXX	finding-3352	08/18/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068345	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068345	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068620	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068620	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068620	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068621	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068621	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068621	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068346	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068346	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068346	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077378	XXXXX	FCRE1437	09/12/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines No income documentation was provided for review.	Document Uploaded. Income docs	Condition cleared as we have received the missing Awards letters; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077378	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077378	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068326	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068326	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068326	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068377	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068377	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068377	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068541	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068541	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068541	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068378	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068378	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068378	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068379	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068379	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068379	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068385	XXXXX	FCOM3608	09/03/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. Document Required: The intent to proceed is missing.	Document Uploaded.	Proof of Intent to Proceed has been provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2068385	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068385	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068622	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068622	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068622	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068623	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068623	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068623	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068624	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068624	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068624	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068347	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068347	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068347	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068412	XXXXX	finding-3532	08/25/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	There’s no evidence of receipt for the Initial CD issued XX/XX/XXX was received by the borrower at least $XXX prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.	Document Uploaded.	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068412	XXXXX	FCRE8999	08/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068412	XXXXX	FPRO8998	08/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068386	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068386	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068386	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068635	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068635	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068635	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068413	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068413	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068413	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068414	XXXXX	FCOM8997	08/25/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068414	XXXXX	FPRO8998	08/25/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068414	XXXXX	FCRE8999	08/25/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041556	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041556	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041556	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048769	XXXXX	finding-3635	07/01/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the mortgage recording fee. A cure of $XXX was provided at consummation; however, insufficient to cure XXX and XXX% tolerances.	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	A	B	A	B	A	B	A	B	A	B
XXX	2048769	XXXXX	finding-3634	07/01/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero-tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Transfer Taxes. A cure of $XXX was provided at consummation; however, insufficient to cure XXX and XXX% tolerances.	Document Uploaded. TRID Cure Attached	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2048769	XXXXX	FCRE1497	07/01/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing BX worker's compensation benefit income missing		Erroneous finding, does not apply; ATR: Reasonable Income or Assets Was Considered		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048769	XXXXX	FCRE1295	07/01/2025	Credit	Income/Employment	Income 4 Months Income Verified is Missing	Income XXX Months Income Verified is Missing Missing income for XXX Worker's Compensation Benefit of $XXX grossed up and evidence of continuance.	This condition appears to be for a different loan. The borrower on this loan is not using Workers compensation income to qualify.	Erroneous finding, does not apply; Income XXX Months Income Verified is Present Or Not Applicable		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048769	XXXXX	FCRE1296	07/01/2025	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Income XXX Months Income Verified is Missing Missing retirement income for XXXX of XXX per month.	This condition appears to be for a different loan. The borrower on this loan is not using Workers compensation income to qualify.	Erroneous finding, does not apply; Income XXX Months Income Verified is Present Or Not Applicable		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048769	XXXXX	FCRE1193	07/01/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI XXX exceeds the Guideline max of XXX%. Audit calculated income of $XXX monthly and debts of $X/monthly. The lender did not provide BX: income of $XXX (worker’s comp benefits) and BX - Retirement income of $XXX.		; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%		Rescinded			A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048769	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041941	XXXXX	finding-3352	06/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041941	XXXXX	finding-2962	06/10/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041941	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041941	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041929	XXXXX	FCOM8997	06/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041929	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041929	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041559	XXXXX	FCRE8999	06/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041559	XXXXX	FPRO8998	06/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041559	XXXXX	FCOM8997	06/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041930	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041930	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041930	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041549	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041549	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041549	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041931	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041931	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041931	XXXXX	FCOM8997	06/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048810	XXXXX	finding-3634	06/18/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the appraisal fee. The COC dated XX/XX/XXX doesn't provide enough information to determine if the increase was valid or not. Please provide a more detailed explanation.	Document Uploaded. COC	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2048810	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048810	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041942	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041942	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041942	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041648	XXXXX	FCOM8997	06/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041648	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041648	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041932	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041932	XXXXX	FCRE8999	06/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041932	XXXXX	FPRO8998	06/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041550	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041550	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041550	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041590	XXXXX	finding-3352	06/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041590	XXXXX	FCRE8999	06/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041590	XXXXX	FPRO8998	06/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041943	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041943	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041943	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041816	XXXXX	FCOM8997	06/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041816	XXXXX	FCRE8999	06/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041816	XXXXX	FPRO8998	06/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041933	XXXXX	finding-3352	06/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041933	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041933	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041649	XXXXX	FCRE8999	06/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041649	XXXXX	FPRO8998	06/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041649	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041839	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041839	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041839	XXXXX	FCOM8997	06/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041944	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041944	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041944	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041743	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041743	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041743	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041650	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041650	XXXXX	FCRE8999	06/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041650	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041945	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041945	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041945	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068223	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068223	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068223	XXXXX	finding-2962	08/11/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068223	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041840	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041840	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041840	XXXXX	FCOM8997	06/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048741	XXXXX	FCRE7497	06/18/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide Verification of PITIA for XXX. Audit was unable to locate Mortgage statement & not listed on XXX tax returns in file.	Document Uploaded. Mortgage Pay History and HOI attached. ; Document Uploaded. Attached	Received activity statement with verification of PITI for for XXX .; Received evidence of taxes and HOA received, received copy of settlement statement - missing evidence of mortgage payment and hazard insurance for XXX .	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2048741	XXXXX	FPRO8998	06/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048741	XXXXX	FCOM8997	06/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041841	XXXXX	finding-3352	06/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041841	XXXXX	FCRE8999	06/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041841	XXXXX	FPRO8998	06/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041557	XXXXX	FCRE8999	06/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041557	XXXXX	FPRO8998	06/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041557	XXXXX	FCOM8997	06/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048803	XXXXX	FCRE8999	06/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048803	XXXXX	FPRO8998	06/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2048803	XXXXX	FCOM8997	06/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041842	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041842	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041842	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041744	XXXXX	finding-3352	06/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041744	XXXXX	FPRO8998	06/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2041744	XXXXX	FCRE8999	06/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068542	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068542	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068542	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068460	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068460	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068460	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2077379	XXXXX	FPRO1250	09/12/2025	Property	Property	Property Condition Rating Does Not Meet Program Requirements	Exception in file to updated PCR report- property current having repairs done. File does not contain updated PCR report	Document Uploaded.	Condition cleared as we have received evidence of repairs being completed.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2025		C	A	N/A	A	N/A	A	C	A	N/A	A	N/A	A
XXX	2077379	XXXXX	FCRE0377	09/12/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). RCE is not in file.	Document Uploaded.	Condition cleared as we have received the missing RCE. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2077379	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068224	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068224	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068224	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068543	XXXXX	FCRE7496	08/12/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA statement for XXX-HOA supporting monthly payments of $XXX	Document Uploaded. HOA Documentation	Lender provided HOA documentation. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2068543	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068543	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068327	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068327	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068327	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068415	XXXXX	FCRE8999	08/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068415	XXXXX	FPRO8998	08/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068415	XXXXX	FCOM8997	08/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068387	XXXXX	FCRE8999	08/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068387	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068387	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068225	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068225	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068225	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068388	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068388	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068388	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068625	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068625	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068625	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068416	XXXXX	FCOM8997	08/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068416	XXXXX	FCRE8999	08/18/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068416	XXXXX	FPRO8998	08/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068328	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068328	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068328	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068461	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068461	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068461	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068545	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068545	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068545	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068626	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068626	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068462	XXXXX	FPRO8998	08/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068462	XXXXX	FCOM8997	08/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068417	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068417	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068417	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068463	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068463	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068463	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068329	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068329	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068329	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068546	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068546	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068546	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068464	XXXXX	FCOM8997	08/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068464	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068464	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068627	XXXXX	FCRE1193	08/14/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The recalculate total DTI is $XXX(total housing payment) + $XXX(total debt) = $XXX/$XXX (qualifying monthly income)= XXX%. The discrepancy is the liability monthly amount for XXX account was not included for $XXX and there was no explanation from the lender as to why the liability was omitted.	Document Uploaded. please see attached Underwriter rebuttal Thank you	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% Lender provided verification the XXX was paid off with a zero balance prior to consummation. Audit re-calculated DTI of XXX% is within tolerance of the maximum guideline DTI of XXX%. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2068627	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068627	XXXXX	finding-3352	08/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068226	XXXXX	FCRE8999	08/11/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068226	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068226	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068330	XXXXX	finding-3352	08/07/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068330	XXXXX	FCRE8999	08/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068330	XXXXX	FPRO8998	08/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068389	XXXXX	FCRE8999	08/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068389	XXXXX	FPRO8998	08/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068389	XXXXX	FCOM8997	08/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068331	XXXXX	FPRO8998	08/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068331	XXXXX	FCOM8997	08/11/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2068331	XXXXX	FCRE1182	08/11/2025	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086260	XXXXX	FCOM1233	10/17/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXX is Incomplete The final XXX was not updated with the co-borrower's recent employer XXX and updated income information.	The Final XXX is Present. Received updated XXX reflecting the co-borrower's employment and Income. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/17/2025		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2086260	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086260	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086260	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086272	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report		Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan. ; Missing Third Party Fraud Report		Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086272	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant		Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086272	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only		Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086273	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086273	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086273	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086274	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a fraud report.		Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan. ; The file does not contain a fraud report.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086274	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086274	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086275	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report		Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086275	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086275	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086276	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report		Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086276	XXXXX	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML not compliant; Missing proof the appraisal was provided to the borrower at least $XXX prior to consummation. The document signed by the borrower indicates they could have previously waived the right to receive the appraisal, however the loan is HPML which is not allowed		SOL expired, downgraded.	Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2086276	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing		Acknowledged	Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2086276	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086277	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086277	XXXXX	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Unable to downgrade HPML exception due to missing proof of appraisal delivery at least $XXX prior to consummation	SOL expired, downgraded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2086277	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086279	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086279	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086279	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086261	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a fraud report.	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086261	XXXXX	FCOM3957	07/10/2024	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	First lien app date is XX/XX/XXXX. LE not issued until XX/XX/XXXX.	SOL expired, downgraded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2086261	XXXXX	FCOM3216	06/24/2024	Credit	Closing	Note Address Does Not Match Deed of Trust Address	Note Address of XXX Does Not Match Deed of Trust Address of XXX	Confirmed the legal address per the title matches and is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2024		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2086261	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086261	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086262	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing fraud report at time of review.		Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086262	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing		Acknowledged	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086262	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086262	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086264	XXXXX	FCRE1195	10/20/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Lender XXX does not reflect calculation including the first lien debts. Final CLTV/HCLTV of XXX% is being triggered. Approval date is XX/XX/XXX; utilizing the CED Guidelines for Corresp Lns - XXXXXX which shows max CLTV/HCLTV is XXX%.	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%; Lender guidelines dated XXXXX allow for XXX% LTV/CLTV. Exception Resolved. ; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor however DTI condition due to exceeding tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	10/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086264	XXXXX	FCRE1196	10/20/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Lender XXX does not reflect calculation including the first lien debts. Final CLTV/HCLTV of XXX% is being triggered. Approval date is XX/XX/XXXX; utilizing the CED Guidelines for Corresp Lns - XXX which shows max CLTV/HCLTV is XXX%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%; Lender guidelines dated XXXXX allow for XXX% LTV/CLTV. Exception Resolved. ; Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%; Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor however DTI condition due to exceeding tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	10/20/2025		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086264	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor however DTI condition due to exceeding tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086264	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor however DTI condition due to exceeding tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086265	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	D	B	A	B	A	B	A	B	A	B	A	B
XXX	2086265	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086265	XXXXX	FCRE1158	06/10/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing evidence of Homeowners insurance premium.	Hazard Insurance Policy is fully present. Received Verification of the HOI premium Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086265	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086265	XXXXX	finding-2962	05/29/2024	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086265	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086266	XXXXX	FCRE1201	07/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Investor provided exception for acknowledgement of missing fraud report. Originator is not able to provide due to seasoning of loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	2086266	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086266	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086266	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086267	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086267	XXXXX	FCRE1201	06/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a required Fraud report.	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086267	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086268	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086268	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086268	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086268	XXXXX	finding-2962	05/29/2024	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086268	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086288	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086288	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086288	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086290	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086290	XXXXX	FCRE1201	06/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a fraud report.	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086290	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086291	XXXXX	FCRE1253	07/10/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert	Resolved, tax cert provided in loan file.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/10/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086291	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. Condition Resolved.; Fraud report received, reflects SSN found on SSA's frozen high group list and to obtain proof of SSN. Copy of SSN and DL in file and matches credit. No fraud alert or frozen credit reflected. Condition resolved; Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086291	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086291	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086292	XXXXX	FCOM1227	10/17/2025	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	Subject is a detached/site Condo. PUD Rider not required. Condo Rider attached to mortgage. Condition resolved.; The PUD Rider is Present or is Not Applicable (Property Type is Condominium); The PUD Rider is Present or is Not Applicable (Property Type is Condominium)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086292	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086292	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086292	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086296	XXXXX	FCRE1201	06/24/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a required fraud report.	Fraud Report Received. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086296	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086296	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086298	XXXXX	FCRE1201	06/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a required Fraud report.	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086298	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086298	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086299	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086299	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086299	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086300	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing fraud report at time of review.	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086300	XXXXX	FCOM3849	06/10/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	Evidence of appraisal delivery to borrower at or prior to closing was not provided in file	Acknowledgement of Receipt of Appraisal Report provided; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	06/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086300	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086300	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086301	XXXXX	FCRE1204	06/25/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts	All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/25/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086301	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. Condition Resolved.; Fraud Report Received. Current income and DL support occupancy of subject. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086301	XXXXX	FCOM3849	06/10/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	Missing evidence of appraisal delivery provided to borrower at or before closing	appraisal delivery provided; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086301	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086301	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086303	XXXXX	FCOM9186	07/10/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Acknowledged	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086303	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086303	XXXXX	FCRE1437	06/10/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing both mortgage statements (XXX #XXX and XXX #XXX), hazard binder and taxes from XXX.	Verification of the mortgage with XXX #XXX and XXX #XXX statements were provided and hazard binder and taxes for XXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086303	XXXXX	FCRE1159	06/10/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX. Verification of coverage was provided from XX-XX-XXXX to XX-XX-XXXX, Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086303	XXXXX	FCOM1232	06/10/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXX is Missing	The Final XXX is Present. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086280	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	A	B	A	B	A	B	A	B	A	B
XXX	2086280	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud report received. Condition resolved.; Third Party Fraud Report is provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086280	XXXXX	FCOM8663	06/11/2024	Compliance	TRID	TRID: Closing disclosure loan terms- Monthly P&I	Closing disclosure loan terms- P&I $XXX does not match Note $XXX Note reflects $XXX monthly P&I.	Corrected CD provided; Exception resolved; Note and Final CD P&I match	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086280	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086281	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086281	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	XXXX completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086281	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086282	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086282	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file does not contain a fraud report.	Fraud Report Received. Condition resolved.; Fraud Report Received. SAM hits for borrowers not one in the same. Condition resolved.; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086282	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086282	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086283	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing		Acknowledged	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086283	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086283	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086283	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086284	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086284	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086284	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086284	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086285	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086285	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086285	XXXXX	FCRE9995	06/24/2024	Credit	Assets	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $X.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2086286	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086286	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086286	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086286	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086287	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing		Acknowledged	Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086287	XXXXX	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086287	XXXXX	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086287	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086269	XXXXX	FCOM5135	07/10/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2086269	XXXXX	FCRE1205	06/13/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Fraud Report Received. No issues. Condition resolved.; OFAC Check Completed and Cleared	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086269	XXXXX	FCRE1206	06/13/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists	Fraud Report Received. No issues. Condition resolved.; All Interested Parties Checked against Exclusionary Lists	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086269	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report Received. No issues. Condition resolved.; Third Party Fraud Report is provided; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086269	XXXXX	FPRO8998	05/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCRE1330	07/10/2024	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower XXX Paystubs Missing The file is missing a paystub for the borrower that includes YTD earnings. Only WX's were provided.	A recent paystub with YTD earnings was provided. Exception resolved.; Confirmed a current paystub with YTD earning is required for review. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2086271	XXXXX	FPRO8998	06/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCRE1205	06/13/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Fraud Report received. Condition resolved.; OFAC Check Completed and Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCRE1206	06/13/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists	Fraud Report received. Condition resolved.; All Interested Parties Checked against Exclusionary Lists	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCRE1201	06/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received. Condition resolved.; Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/13/2024		D	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCRE1437	06/10/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The file contains WX's for the borrower however is missing a recent paystub with YTD earnings.	A recent paystub with YTD earnings was provided. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/10/2024		C	A	A	A	A	A	A	A	A	A	A	A
XXX	2086271	XXXXX	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030876	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030876	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024102	XXXXX	FCRE1193	05/20/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% This file has been listed as ATR risk and a DTI of XXX% due to the income of $XXX/Month not being supported by the income documentation provided. The auditor has calculated total income of $XXX/Month. XXX $XXX/Month. XXX a loss of ($XXX/Month.) XXX a loss of ($XXX/Month.) XXX $XXX/Month. XXX $XXX/Month. The lender has not included their income calculations worksheets for these businesses. The main reason for the difference in income is XXX has mortgages due and payable in less than a year of $XXX and XXX has mortgages due and payable in less than a year of $XXX that need to be deducted from the business income. Please provide a CPA letter to confirm these mortgages roll over from year to year to exclude this from the income calculations.
DTI is now in line now that we have documentation to show mortgages/notes due and payable roll over from year to year for the two businesses.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024102	XXXXX	FCRE1497	05/20/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered The ATR finding is due to the mortgages due and payable in less than a year on the XXX Schedule L for XXX and the XXX for XXX. Inclusion of this negative amount results in lower income of $XXX/Month and the loan exceeds the maximum DTI of XXX%.	Document Uploaded.	ATR: Reasonable Income or Assets Was Considered; Lender has provided the XXX tax returns forXXX and XXX to show that the mortgages/notes due and payable in less than a year roll over each year so that can be excluded from the income calculation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024102	XXXXX	FCRE1146	05/20/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Please provide the MRELP (Master Residential Equity Loan Policy Certificate) for the subject property.	Document Uploaded. MRELP cert	Title Document is fully Present; MRELP uploaded to images in DDX for subject property. Other document below for MRELP is not for our borrower. ; Please upload document again. The one uploaded is corrupt. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024102	XXXXX	FCRE1438	05/20/2025	Credit	Eligibility	ATR Risk	ATR Risk This file has been listed as ATR risk due to the income of $XXX/Month not being supported by the income documentation provided. The auditor has calculated total income of $XXX/Month. XXX $XXX/Month. XXX a loss of ($XXX/Month.) XXX a loss of ($XXX/Month.) XXX $XXX/Month. XXX $XXX/Month. The lender has not included their income calculations worksheets for these businesses. The main reason for the difference in income is XXX has mortgages due and payable in less than a year of $XXX and XXX has mortgages due and payable in less than a year of $XXX that need to be deducted from the business income. Please provide a CPA letter to confirm these mortgages roll over from year to year to exclude this from the income calculations.
Document Uploaded.	ATR Risk Resolved; Lender has provided the XXX XXX/XXXS forXXX and XXX to show mortgages/notes payable due in less than a year roll over from year to year so it can be excluded from the income calculation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024102	XXXXX	FCRE1325	05/20/2025	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing Please provide a CPA letter or other documentation to confirm the mortgages due and payable in less than a year will roll over from year to year for XXX and XXX.	Document Uploaded. The Agencies require the lender to verify that the Notes due and payable in less than XXX months are recurring. The first approach is a CPA letter to confirm. In the absence of a CPA letter, XXX will accept two years tax returns to show that the line item was present at the beginning and end of two consecutive years. Please see XXX tax returns for XXX and XXX to show that this line item was present and therefore considered recurring.	Borrower XXX CPA Letter Provided; Lender has provided the XXX XXX/XXXS for XXX and XXX to show mortgages/notes payable due in less than a year roll over from year to year so it can be excluded from the income calculation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024102	XXXXX	FCRE4963	05/13/2025	Credit	Debt	No evidence of required debt payoff	Please provide an updated payoff statement from the IRS. The statement provided reads that the lien is subject to interest and penalties if not paid in full by XX/XX/XXX. This loan disbursed on XX/XX/XXX. If additional funds are required to payoff the IRS lien in full, we will also need proof of payoff and the source of funds to payoff the remaining IRS lien balance.	Document Uploaded. The IRS was paid off through closing. Final CD attached.	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024102	XXXXX	FCRE6546	05/09/2025	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Please provide a copy of the existing first mortgage note on the subject property located at XXX.	Document Uploaded.	1st lien note	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024102	XXXXX	FCRE2109	05/09/2025	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Please provide the lender's income calculation worksheet for all of the borrower's five businesses.	Document Uploaded.	Income worksheet	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024102	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024102	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034791	XXXXX	finding-3634	06/12/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Title - Lenders Title Insurance and from $XXX to $XXX for Title - Endorsements. The Provider of Services located in file on page XXX shows Title and/or Escrow charges were "Services you cannot shop for" and the fees were therefore tested as non-shoppable. This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded. ; We do not feel you are considering ALL the available circumstances. We stated we ultimately allowed the borrower to shop, the title company on the CD is not the same one on the SSPL, and the fees on the CD being in section C indicate the borrower shopped for the service . These count as circumstances that should be taken into consideration in the evaluation. I'm not sure what else we can tell them to convince them we ultimately let the borrower shop.

XXX
FVP, Business Controls - Compliance; Document Uploaded. ; Document Uploaded.	Cure package provided to borrower; exception downgraded to a X/B; Under XXX(e)(X)(vi)(A-C) (A) Shopping permitted. A creditor permits a consumer to shop for a settlement service if the creditor permits the consumer to select the provider of that service, subject to reasonable requirements.

(B) Disclosure of services. The creditor shall identify the settlement services for which the consumer is permitted to shop in the disclosures required under paragraph (e)(X)(i) of this section.

(C) Written list of providers. If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by paragraph (e)(X)(i) of this section but in accordance with the timing requirements in paragraph (e)(X)(iii) of this section.; The highlighted statement provided in the response indicates "...and circumstances indicate the consumer was permitted to shop for the settlement service" however based on both the LE and the WLSP the borrower was not permitted to shop for title services therefore they are subject to XXX% tolerance. The initial CD does not indicate the borrower was given the option to shop as this was established on the LE and the revised LE was not adjusted. Fees listed in section C of the CD does not tell the borrower they have an option to shop and therefore cannot be used to indicate the borrower was given the option to shop.; Since title services were listed as non shoppable and the SSPL indicated they did not have the option to shop, any fees for the title services are subject to a XXX% tolerance and would require a cure of $XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034791	XXXXX	finding-710	04/25/2025	Compliance	State Reg	TX Constitution A6 Required Fees Test	This loan failed the required fees test. (XXX Constitution, Article XXX, Section XXX (a)(X)(E) & (t)(X), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX% of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law. This loan failed the required fees test. (XXX Constitution, Article XXX, Section XXX (a)(X)(E) & (t)(X), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX% of the original principal amount, excluding fees for: An appraisal performed by a third party appraiser; A property survey performed by a state registered or licensed surveyor; A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law. Fees included were $XXX Mortgage Broker fee and $XXX Loan Discount Points. A bonda fide discount wasn't provided so we could not exclude any of the discount.	Document Uploaded. $XXX in loan points can be excluded as bonafide	Received documentation of undiscounted rate for testing. Exception resolved.; Received documentation of undiscounted rate for testing. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034791	XXXXX	FCRE8999	04/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034791	XXXXX	FPRO8998	04/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024100	XXXXX	FCRE1146	05/20/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The loan file is missing the Master Residential Equity Loan Policy Certificate as required for the State of XXX per the Lender Guides - XXX TPO Stand-Alone Closed-End Second (CES) Product Profile XXX	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Unable to view document, receiving document error message. Please re-upload.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024100	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024100	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034790	XXXXX	finding-3800	06/11/2025	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (XX CFR XXX(e)(X))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. This loan has points and fees that exceed the points and fees threshold. The loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX. Fees included are the Discount Points $XXX and broker compensation $XXX. There was not a bona fide discount to exclude any of the discount points.	Document Uploaded.	Undiscounted rate provided; Exception resolved; Undiscounted rate provided; Exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034790	XXXXX	FCRE8999	04/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034790	XXXXX	FPRO8998	04/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034793	XXXXX	finding-3634	06/12/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the increase of the lenders title insurance fee from $XXX to $XXX on CD dated XX/XX/XXX without valid COC. Title fees are non-shoppable per SPL.	Document Uploaded. ; Document Uploaded.	Cure package provided to borrower; exception downgraded to a X/B; Updated cure amount to $XXX. Fee for title - title services was added to the PCCD. The fee was paid to a title provider which the borrower was not allowed to shop for based on the LE and SSPL provided therefore the fee is subject to XXX% tolerance; This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034793	XXXXX	FCRE8999	04/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034793	XXXXX	FPRO8998	04/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024006	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024006	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024006	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024098	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024098	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024098	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031106	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031106	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031106	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034792	XXXXX	finding-3634	06/07/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The tolerance violation in the amount of $XXX is due to Increase from $XXX to $XXX for the Discount Points on CD XX/XX/XXX without a valid reason.	Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034792	XXXXX	FCRE1146	05/30/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Warranty Transactional Certificate document is missing in the file.	Title Document is fully Present; Document Uploaded. Transactional cert provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034792	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030738	XXXXX	finding-3532	05/08/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation. The initial CD dated XX/XX/XXX was provided less than XXX business days prior to the consummation date of XX/XX/XXX, and was not signed. Please provide evidence of receipt of the initial CD dated XX/XX/XXX.
Document Uploaded.	initial CD receipt date provided; Exception resolved; initial CD receipt date provided; Exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030738	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present MRELP document is missing.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030738	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024101	XXXXX	finding-3634	05/14/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the addition and increase of the following fees:

-The Discount points of $XXX were added to the initial CD dated XX/XX/XXX.
-The Credit Report fee increased from $XXX to $XXX on the initial CD dated XX/XX/XXX.

The file does not contain a valid COC for the addition and increase of these fees.

									Document Uploaded. ; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; The COC indicates the credit report fee increased due to credit score, however the invoice in file is dated XX/XX/XXX with a pull dates for the credit report as XX/XX/XXX therefore the increase was not disclosed timely. Cure requierd	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2024101	XXXXX	finding-3652	05/08/2025	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC.

The Lender Credit tolerance violation in the amount of $XXX is due to a decrease in Lender Credits from $XXX to $XXX on the initial CD dated XX/XX/XXX.

								The file does not contain a valid COC for the decrease in the lender credit.	Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024101	XXXXX	FCRE1145	05/02/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Title document is missing in loan file.		Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024101	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031100	XXXXX	FCRE5116	06/04/2025	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing VOM for existing 2nd mortgage with XXX acct#XXX	Document Uploaded. Please see attached. I'm unfamiliar with this type of program, but it appears that monthly payments are not required therefore there would be no VOM.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031100	XXXXX	FCRE1491	06/04/2025	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower was required to pay over XXX in funds to close. However, the loan file only contains a cashier's check but no evidence of at least XXX month of bank statements per guideline requirements.	Document Uploaded.	Asset Qualification Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031100	XXXXX	FCRE1146	05/22/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Missing Master Residential Equity Loan Policy	Condition resolved as we have received the missing MRELP. ; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031100	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031100	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024097	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Property is located in the state of XXX which required a MRELP(Master Residential Equity Loan Policy).	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; ; Document Uploaded.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024097	XXXXX	finding-3526	05/08/2025	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XXX CFR §XXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Missing evidence of delivery date of LE dated XX/XX/XXX.	Document Uploaded. ; Document Uploaded.	Revised LE receipt date provided; Exception resolved; Revised LE receipt date provided; Exception resolved; The revised LE receipt date is after the initial CD receipt date and is less than XXX business days prior to consummation	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024097	XXXXX	finding-3532	05/05/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation. Missing evidence of delivery date of initial CD dated XX/XX/XXX.	Document Uploaded.	Initial CD receipt date provided; exception resolved; Initial CD receipt date provided; exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024097	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030948	XXXXX	FCRE1145	05/30/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing The loan file is missing the title.	Title Document is fully Present; Document Uploaded. Transactional cert	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030948	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030948	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030942	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030942	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030942	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031107	XXXXX	finding-3634	06/02/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of the mortgage broker fee of $XXX on CD dated XX/XX/XXX without valid COC. Lock documentation verifies change from Lender-paid broker compensation to Borrower-paid broker compensation; however, the date of change is not documented.	Document Uploaded. ; Document Uploaded. ; Document Uploaded. Broker agreement - XX/XX/XXX	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B; Updated cure amount to $XXX for the increase in credit report. It appears the credit report invoice indicated a $XXX fee from when it was pulled on XX/XX/XXX however the correct cost was not disclosed until XX/XX/XXX. A cure package is required; This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031107	XXXXX	FCRE1316	05/15/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing	Document Uploaded. Self employment Broker check report XX/XX/XXX IRS transcripts obtained XX/XX/XXX for period ending XX/XX/XXX = XXX days Required within XXX days	Condition resolved as we have received the missing VOE for BX. ; Borrower XXX Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031107	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034787	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The settlement fee of $XXX was increased to $XXX on the CD issued XX/XX/XXX. There is no provider listed on the SSPL and the title fees were included in section B on the initial LE and considred non shoppable fees. The file does not contain a valid COC for the increase of the fee. Please provide a valid COC or cure package.	Document Uploaded.	Cure package provided to borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034787	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034787	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024005	XXXXX	FCRE1146	05/15/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. Missing MRELP.	Condition resolved as we have received the MRELP. ; Title Document is fully Present; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024005	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024005	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1885213	XXXXX	finding-3352	10/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1885213	XXXXX	FCRE8999	10/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1885213	XXXXX	FPRO8998	10/15/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1948782	XXXXX	finding-3352	12/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1948782	XXXXX	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1948782	XXXXX	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030737	XXXXX	FCOM1266	06/04/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Document Required: Missing Housing Counselor's List from the file.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030737	XXXXX	FCOM5135	06/04/2025	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required: Missing Affiliated Business Disclosure from the file.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030737	XXXXX	FPRO1242	05/05/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Appraisal is Present or is Waived	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030737	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030737	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2020039	XXXXX	finding-47	04/17/2025	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( XXX CFR §XXX(a)(X) , transferred from XXX CFR §XXX(a)(X) ), Open-end ( XXX CFR §XXX(a)(X) , transferred from XXX CFR §XXX(a)(X) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last. Documentation required to clear exception. The RTC cancel date of XX/XX/XXXX is the same date as the funding date of XX/XX/XXXX.
Document Uploaded.	Cure package provided to the borrower; Exception downgraded to a X/B	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2020039	XXXXX	FCRE8999	04/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2020039	XXXXX	FPRO8998	04/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1995131	XXXXX	finding-3352	02/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1995131	XXXXX	FCRE8999	02/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1995131	XXXXX	FPRO8998	02/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990524	XXXXX	finding-3352	02/10/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time -	Resolved	02/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990524	XXXXX	FCRE8999	02/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time -	Resolved	02/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990524	XXXXX	FPRO8998	02/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time -	Resolved	02/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990391	XXXXX	FPRO0951	03/11/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing. XXX Consumer Direct Lending Stand-Alone Closed - End Second (CES) Product Profile XX/XX/XXXX requires for eligible condo property type must be reviewed by a CPM and not receive an "unavailable", "guide ineligible" or "incomplete certification" status designation. The loan file is missing approval from the CPM. Please provide for subject property XXX.	; Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	1990391	XXXXX	finding-3352	02/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990391	XXXXX	finding-2962	02/13/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	1990391	XXXXX	finding-3634	02/13/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb cure required:
Refund in the amount of $XXX
The zero tolerance violation in the amount of $XXX is due to the addition of the HOA Handling Fee on the revised LE issued XX/XX/XXX; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.
Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	1990391	XXXXX	FCRE8999	02/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034788	XXXXX	FCRE1193	06/17/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The audit's calculated DTI exceeds the lender's DTI calculation of XXX% and the maximum DTI of XXX% per the lender guidelines. The DTI variance is due to the following: X) HOA Dues: The HOA Statement showing the transaction history from XX/XX/XXXX-XX/XX/XXXX shows that the borrower is charged semi-annual HOA Supplemental Assessments and General Assessments of $XXX and $XXX, respectively. This averages to $XXX per month. However, the lender incorrectly averaged this as an annual assessment and qualified the borrower with $XXX per month in HOA dues. X) Credit Liability: Asset statements covering XXX months for the Borrower's savings account with XXX were provided which show the monthly payment to the revolving account with XXX (XXX) being withdrawn. However, this account has a UPB of $XXX on the credit report and there is no payoff made on the Final CD and no other documentation showing the account being paid down to a $XXX balance prior to closing. The lender failed to include this monthly payment of $XXX into the qualifying DTI ratio on the XXX.	Received Client and Seller response requesting an exception for DTI to XXX% supported by the following compensating factors: XXX%/XXX% LTV/CLTV. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034788	XXXXX	FCRE1146	04/03/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. Guidelines require an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy. Missing E&O certificate.	Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034788	XXXXX	FPRO8998	03/31/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/31/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034788	XXXXX	FCOM8997	03/31/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/31/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019895	XXXXX	finding-3352	04/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019895	XXXXX	finding-2623	04/14/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	04/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019895	XXXXX	finding-3635	04/14/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The XXX% tolerance violation in the total amount of $XXX is due to an increase in recording fees from $XXX on the initial LE to $XXX on the final CD. It appears that a portion of transfer taxes were moved into recording fees, which is not a permissible change.	Document Uploaded. As verified on the Final Settlement statement, $XXX is for recording fees transfer taxes $XXX in transfer taxes	Final settlement statement provided to show the breakout of the recording and transfer taxes; exception resolved; Final settlement statement provided to show the breakout of the recording and transfer taxes; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2019895	XXXXX	FCRE8999	04/04/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	04/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019895	XXXXX	FPRO8998	04/04/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	04/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030701	XXXXX	finding-3634	06/01/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the increase of the transfer taxes from $XXX to $XXX on the final CD dated XX/XX/XXX without valid COC.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030701	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030701	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019857	XXXXX	FCRE1193	05/14/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% X.) The lender calculated the average base income using the YTD + prior year average = $XXX. This was based on a XXX pay range of XX/XX/XXX-XX/XX/XXX. However, according to the XXX End-of-Year paystub provided, the last pay date of XXX was XX/XX/XXXX and the XXX pay range should be XX/XX/XXXX-XX/XX/XXX. In addition, the lender used the full XXX end-of-year total on the paystub of $XXX. However, this included $XXX in Overtime pay and $XXX in Bonus income. Therefore, the audit used a lower XXX base pay of $XXX. The audit's XXX + XXX YTD average base pay calculated to $XXX. X.) Origination DTI Exception: The XXX shows the DTI calculated by the lender to be XXXX%. The origination balance of the loan is $XXX. However, to use the higher maximum DTI range of XXX-XXX%, the minimum required balance would be $XXX. Therefore, originally, the loan balance should have been increased to $XXX or the DTI lowered to XXX% or less.	Document Uploaded. X. The borrower's base is $XXX; to be conservative we could use the XXX month average of $XXX. I don't agree that we should completely exclude the overtime and bonus. FNMA requires a minimum of one year, which is documented via the year end paystub. $XXX + $XXX + $XXX = $XXX. It should be noted that the borrower has worked for this employer for XXX years so it's unlikely the overtime and bonus income is a one-off. Per the CES Product Profile in effect at the application date (XX/XX/XXX), the maximum DTI is XXX%.

X. Per the CES Product Profile in effect at the application date (XX/XX/XXX), the minimum loan amount was $XXX.	Received Client and Seller response requesting an exception for DTI to XXX% supported by the following compensating factors: XXX% CLTV and XXX FICO. Loan qualifies under subsequent guideline releases issued prior to Note date. Exception downgraded to a level X/B.; Using conservative income approach and including OT, income at XXX% DTI. Per guidance from client on XX/XX/XXX, we received two separate CES product profiles dated XX/XX/XXX. One with DTI XX-XXX% and min Loan amount of $XXX, and one with minimum loan amount of $XXX. We were advised to use the one with Minimum of $XXX for DTI XXX-XX.%; Audited DTI of XXX% exceeds Guideline DTI of XXX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2019857	XXXXX	finding-3352	03/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019857	XXXXX	FPRO8998	03/11/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031167	XXXXX	FCRE7009	05/29/2025	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Guidelines required a minimum of XXX% of replacement cost is required for the homeowner's insurance policy. In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A of $XXX plus XXX% of Additional replacement cost protection equals $XXX which does not meet or exceed the $XXX estimated replacement cost.	revised policy $XXX + XXX% + X.X% = $XXX
1st lien $XXX
2nd lien $XXX = both UPB's = $XXX
; Document Uploaded. Page XXX states: Policy has been increased by X.X% to reflect the estimated cost to rebuild your home. Insurable value is determined by the insurer based on their algorithms and risk analysis, their cost to rebuild holds precedence as they are the ones paying out the claims. ; Lender provided HOI document showing XXX% additional replacement cost protection on current policy. Current coverage of $XXX remains as less than XXX% of replacement cost. Exception remains pending receipt of requested documentation.; Document Uploaded. Please see page XXX	Hazard Insurance coverage meets guideline requirement; HOI provided; Lender provided statement that the Insurer determines the insurable value based on their algorithms and risk analysis and that their cost to rebuild holds precedence as they are the ones paying out the claims. Replacement Cost Estimator in file page XXX sets that value at $XXX. Audit/Review is using coverage in place of $XXX which includes the X.X% additional over the Dwelling A coverage plus XXX%. Exception remains pending receipt of requested guideline required documentation.; Additional documentation provided. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031167	XXXXX	finding-3352	03/29/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031167	XXXXX	FPRO8998	03/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034786	XXXXX	FCRE7009	06/17/2025	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required A minimum of XXX% of replacement cost is required for the homeowner's insurance policy. In all cases, Coverage A must meet or exceed the replacement cost indicated. Coverage A of $XXX and Ordinance/Law XXX% equals $XXX does not meet or exceed the replacement cost of $XXX.	Document Uploaded. Loss Settlement is replacement cost of similar construction	Received Client and Seller response requesting an exception for hazard insurance coverage supported by the following compensating factors: documented coverage of $XXX exceeds combined loan balance of $XXX. Exception downgraded to a level X/B.; Coverage is for replacement cost at similar construction but does not specify "XXX%" Replacement Cost or "Guaranteed". Exception remains pending receipt or requested documentation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034786	XXXXX	FPRO8998	03/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034786	XXXXX	FCOM8997	03/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040898	XXXXX	FCOM1221	06/19/2025	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete . The subject DOT address includes XXXX; however, the 1st lien note, AVM, Property Condition Report, Credit Report and Insurance Policy refer to the subject address as XXXX not XXXX	Document Uploaded.	The Deed of Trust is Present and Complete; DOT provided; The DOT and the Note reflect XXXX., but the PCR, Credit Report, Hazard Policy and AVM all reflect XXXX. Please provide updated documents to reflect the accurate designation and documents to match. Exception remains.; Document Uploaded.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040898	XXXXX	FCOM1208	06/19/2025	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete . The subject Note address includes XXXX however, the 1st lien note, AVM, Property Condition Report, Credit Report and Insurance Policy refer to the subject address as XXXX, not XXXX.	Document Uploaded.	The Note is Present; Note provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040898	XXXXX	FPRO8998	04/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040898	XXXXX	FCOM8997	04/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034789	XXXXX	FCRE1155	06/12/2025	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address The 1st lien mortgage, county assessor property card, appraisal, AVM, etc. all show the subject property address as XXX. However, the subject lien mortgage and note incorrectly show XXX.	Document Uploaded.	Subject Property on Note matches Insured Property Address; Subject Property on Note does not match Insured Property Address; Note	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034789	XXXXX	FCOM1221	06/12/2025	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The 1st lien mortgage, county assessor property card, appraisal, AVM, etc. all show the subject property address as XXX . However, the subject lien mortgage and note incorrectly show XXX .	Document Uploaded.	The Deed of Trust is Present and Complete; DOT	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034789	XXXXX	FCOM1208	06/12/2025	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete The 1st lien mortgage, county assessor property card, appraisal, AVM, etc. all show the subject property address as XXX . However, the subject lien mortgage and note incorrectly show XXX .	Document Uploaded.	The Note is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034789	XXXXX	FCOM1233	05/05/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXX is Incomplete The Final XXX for BX states SSI income of $XXX. However, the BX qualifying SSI was $XXX. In addition, the BX Final XXX does not show any SSI income, however the BX qualifying SSI was $XXX.	Document Uploaded. XXX SSI $XXX XXX XXX% = $XXX XXX SSI $XXX XXX XXX% = $XXX Total $XXX	The Final XXX is Present; Lender confirms income of $XXX is combined SSI income for borrower and co-borrower .	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034789	XXXXX	FCOM8997	04/24/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034789	XXXXX	FPRO8998	04/24/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031103	XXXXX	finding-3634	05/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the addition of the appraisal field review fee from $XXX to $XXX on the final CD dated XX/XX/XXX without valid COC.	Document Uploaded.	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031103	XXXXX	finding-3635	05/15/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase of the recording fee from $XXX to $XXX on the final CD without valid COC.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031103	XXXXX	FCRE1497	05/15/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered . Missing WVOE current as of XX/XX/XXXX showing XXX and XXX income for BX that was used for income calculation purposes by the lender. The audit did not have XXX income documentation. Guidelines require salaried income to be verified using the most recent XXX-year W-2 for XXX (or WVOE equivalent).	Document Uploaded.	ATR: Reasonable Income or Assets Was Considered	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031103	XXXXX	FCRE1363	05/15/2025	Credit	Missing Doc	Borrower 2 WVOE Missing	Borrower XXX WVOE Missing Missing WVOE current as of XX/XX/XXXX showing XXX and XXX income for BX that was used for income calculation purposes by the lender. The audit did not have XXX income documentation. Guidelines require salaried income to be verified using the most recent XXX-year W-2 for XXX (or WVOE equivalent).	Document Uploaded.	Resolved as we have received the VOE and the XXX income per the WVOE.; Borrower XXX WVOE Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031103	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024096	XXXXX	FCRE1146	05/22/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required by guidelines. However, only a Warranty Transaction Certificate was obtained.	Title Document is fully Present; ; Please provide the MRELP Certificate. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024096	XXXXX	FPRO8998	04/18/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024096	XXXXX	FCOM8997	04/18/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/18/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024095	XXXXX	FCRE1146	05/22/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. However, only an Errors & Omissions certificate (Warranty Transaction Certificate) evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy was ordered. Missing MRELP.	Document Uploaded. uploaded	Title Document is fully Present; ; Please send the MRELP Certificate. Exception remains.; Warranty Certificate in file, but still need the MRELP document. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024095	XXXXX	FPRO8998	04/24/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024095	XXXXX	FCOM8997	04/24/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034782	XXXXX	FCRE1193	06/17/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The audit DTI calculated to XXX%, which is higher than the lender's DTI calculation of XXX% and the maximum DTI of XXX%. The audit's DTI is higher due to the following: X) Employer XXX - Base Income: The lender calculated the base income at $XXX based on the XXX/XXX YTD average. The lender calculated the base XXX/XXX YTD income based on a XXX total base income of $XXX. However, the audit is unable to determine how this figure was sourced, since the XXX average income for the lender would be $XXX and there is only a XXX WX document for the XXX income. The audit defaulted to the hourly base rate of $XXX + $XXX = $XXX * XXX hours per week = $XXX. There is another paystub provided, however it is completely blurry and illegible, possibly the latest paystub for the XX/XX/XXXX-XX/XX/XXXX pay period, since the lender's income calculator shows the paystub end date of XX/XX/XXXX. X) Employer XXX - Overtime Income: The borrower is paid weekly and is paid around$XXX after the pay period end date. Therefore, the first pay period of XXX would be XX/XX/XXXX-XX/XX/XXXX. The lender calculated the XXX YTD using XXX months, however the correct number of months is XXX months (XX/XX/XXXX-XX/XX/XXXX). $XXX * XXX months = $XXX total OT income from paystub used by lender. However, the audit can only identify $XXX in Overtime Pay from the last paystub. Therefore, the audit calculation is $XXX overtime total from XXX / XXX months = $XXX. X) Employer XXX - The lender used a base income average of $XXX. There is no audit calculation that matches this figure, however the XXX/XXX YTD average is $XXX. X) Child Support - The lender qualified the borrower with a $XXX per month child support payment. However, the weekly paystubs show a garnishment of $XXX per week ($XXX/Month). The original XX/XX/XXXX Notice of Wage Withholding and the Withholding For Support confirm that the child support is being deducted directly from the FXXXX paychecks on a weekly basis.	Document Uploaded. I have uploaded the WVOE's which may assist with the income calculations. I'm still working on the child support issue.	Received Client and Seller response requesting an exception for DTI supported by the following compensating factors: XXX years on job. Exception downgraded to a level X/B.; Income updated per VOE. Pending child support information.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034782	XXXXX	FPRO8998	03/31/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/31/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034782	XXXXX	finding-3352	03/31/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/31/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2020076	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2020076	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2020076	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034783	XXXXX	FCOM1224	06/13/2025	Compliance	Missing Doc	Condo Rider is Missing	Condo Rider is Missing Please provide Condo Rider.	Document Uploaded.	The Condo Rider is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034783	XXXXX	FPRO1500	06/13/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Missing HOA Questionnaire. Please provide HOA Questionnaire.	Document Uploaded.	HOA Questionnaire Provided; Site condo, HOX not required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034783	XXXXX	FCRE1173	04/27/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Please provide the HO-6 Master Insurance Policy.	Document Uploaded. The property is detached and borrower's H-06 covers both lien amounts	Documentation provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present; The Mortgage document was provided. Please provide the Master Hazard policy for the property. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034783	XXXXX	FPRO0951	04/27/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing. Please provide Condo Approval.	Document Uploaded.	Condo Approval is provided.; Waiver of project review, site condo	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	2034783	XXXXX	finding-3352	04/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024036	XXXXX	FCRE8611	05/20/2025	Credit	Income/Employment	Income/Employment General	VOE start date of XX/XX/XXXX conflicts with the start date on Final XXX of XX/XX/XXXX.	We reached out to the borrower and here is his response: I took a promotion within my job, the XXX in XXX. That is why it shows the change in XXX and that is why there are two different W2s. Previous position, XXX, new position XXX. As a XXXX everything carries over when you move around or take promotions. I have a total of XXX years of federal service. Reach out if you need anything further.	Income and employment documented as required by guidelines. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024036	XXXXX	FCRE1173	04/30/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy - Subject property is a condo and Master Policy is required.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024036	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024036	XXXXX	finding-3352	04/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034785	XXXXX	FCOM1221	06/09/2025	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Recorded Mortgage page XXX shows name of Mortgagor as "XXX" in error and acquiring title as XXX, an unmarried woman.	Document Uploaded.	The Deed of Trust is Present and Complete; An updated recorded mortgage received indicates the mortgagor as XXX.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034785	XXXXX	FCOM8997	04/24/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034785	XXXXX	FPRO8998	04/24/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030707	XXXXX	FPRO1136	05/28/2025	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Appraisal is subject to roof inspection for possible ceiling leak.	Document Uploaded.	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable; Roof Inspection Report indicates the roof is in good condition and there are no leaks from the roof.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030707	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030707	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030947	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030947	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030947	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019989	XXXXX	FCRE1195	05/15/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The lender calculated the CLTV of XXX% using a 1st lien UPB of $XXX from the UPB stated only on the Final XXX. However, the credit report, mortgage statement, and payment histories for the 1st lien mortgage show a UPB of $XXX, next due XX/XX/XXXX. The audit CLTV calculation using the documented, current UPB is XXX%, which exceeds the maximum CLTV per guidelines of XXX%.	Document Uploaded. Balance on X/XX was $XXX 2nd lien balance $XXX Value $XXX CLTV XXX%	Resolved as we have received evidence of the first lien balance which brings CLTV below XXX%. ; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%; Audited CLTV of XXX% exceeds Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2019989	XXXXX	FCRE1196	05/15/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The lender calculated the HLTV of XXX% using a 1st lien UPB of $XXX from the UPB stated only on the Final XXX. However, the credit report, mortgage statement, and payment histories for the 1st lien mortgage show a UPB of $XXX, next due XX/XX/XXXX The audit HLTV calculation using the documented, current UPB is XXX%, which exceeds the maximum HLTV per guidelines of XXX%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2019989	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019989	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030941	XXXXX	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030941	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030941	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030941	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024085	XXXXX	FCRE1146	05/20/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document uploaded is corrupt and not legible. Please upload a legible copy. Exception remains.; Document Uploaded.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024085	XXXXX	FPRO8998	04/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024085	XXXXX	finding-2838	04/21/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full XXX report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024085	XXXXX	finding-3352	04/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019869	XXXXX	FCRE1197	05/15/2025	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. Lender approved subject loan with DTI of XXXX%. Per guidelines, a minimum credit score of XXX is required for DTI expansion from XXX to XXX%. The borrower's qualifying credit score is XXX.	Document Uploaded. Please see attached XXX and income worksheet. Our DTI is XXX%, can you tell me where you saw XXX%? Thanks!	Issue resolved as we have received evidence of the correct debts, income and FICO per lender. ; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX; Audited FICO of XXX is less than Guideline FICO of XXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2019869	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019869	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031168	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031168	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031168	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031102	XXXXX	FCRE1497	05/20/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered . The income calculation worksheet for BX states that it was based off of a WVOE that was current as of XX/XX/XXX. However, this document is missing.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; ATR: Reasonable Income or Assets Was Considered; ATR: Reasonable Income or Assets Not Considered	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031102	XXXXX	FCRE1193	05/20/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The BX Base, Overtime and Bonus income were calculated lower by the audit. The lender calculated the income using an incorrect pay period range of XX/XX/XXXX - XX/XX/XXXX (XXX months), based on a WVOE current as of XX/XX/XXXX and an incorrect first pay date of XX/XX/XXXX, however this WVOE is missing. The audit calculated income using the XXX W-2 and all XXX paystubs for XXX, the earliest of which identified the first pay date of the XXX pay year as XX/XX/XXXX and the latest of which identified the last pay date as XX/XX/XXXX. The lender qualified the borrower with: X) XXX/XXX average base income of $XXX, X) XXX average overtime income of $XXX, and X) XXX/XXX average $XXX bonus income. However, the audit calculated all income using the correct pay period range of XX/XX/XXXX-XX/XX/XXXX (XXX months), resulting in X) Base income based off of the XXX ytd average of $XXX, since the borrower's regular income includes shift premiums and weekday premiums that would not be taken into consideration if the hourly rate was used solely, X) Overtime income based off of the XXX average of $XXX, and X) Bonus income based off of the XXX YTD average of $XXX.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031102	XXXXX	FCRE1333	05/20/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing The income calculation worksheet for BX states that it was based off of a WVOE that was current as of XX/XX/XXXX. However, this document is missing. In lieu of this document, the audit used the four (XXX) paystubs, along with the XXX W-2 to calculate income.	Document Uploaded.	Condition resolved as we have received the missing VOE for BX. ; Borrower XXX WVOE Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031102	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031102	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034784	XXXXX	FCRE1146	06/16/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present an Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/16/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034784	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034784	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030705	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030705	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030705	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030995	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030995	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030995	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030991	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030991	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030991	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030772	XXXXX	finding-3634	05/06/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within XXX business days of the application date of XX/XX/XXX, as the earliest available LE is dated XX/XX/XXX.

								Please provide the initial LE issued within XXX business days of the application date of XX/XX/XXX. Additional testing will be completed, once the initial LE is provided.	Document Uploaded.	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030772	XXXXX	finding-3515	05/06/2025	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XXX CFR §XXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into XXX, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX(a)(X) and as it relates to §XXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception: Missing Initial LE, only LE in file is dated XX/XX/XXX.	Document Uploaded.	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030772	XXXXX	finding-3635	05/06/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within XXX business days of the application date of XX/XX/XXX, as the earliest available LE is dated XX/XX/XXX.

								Please provide the initial LE issued within XXX business days of the application date of XX/XX/XXX. Additional testing will be completed, once the initial LE is provided.	Document Uploaded.	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030772	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030772	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024021	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024021	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024021	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031171	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031171	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031171	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030924	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030924	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030924	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031164	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031164	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031164	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030734	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030734	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030734	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030702	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030702	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030702	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031169	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031169	XXXXX	finding-3634	05/06/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXX Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the increase of the Flood Determination Fee from $XXX, to $XXX on the revised CD dated XX/XX/XXX without a valid COC. Revised CD dated XX/XX/XXX had a $XXX lender cure in section J, then removed from the final CD dated XX/XX/XXX. Please provide a valid COC or cure package.	Document Uploaded.	Cure package provided to the borrower prior to review; exception resolved; Cure package provided to the borrower prior to review; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031169	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031169	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031101	XXXXX	FCRE1193	06/04/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% . The Lender failed to include installment loan with XXX in the amount of $XXX and $XXX per month disclosed by borrower on final XXX.	Document Uploaded. Please see attached. XXX #XXX $XXX was excluded because it was traded in for a new vehicle financed with XXX $XXX. XXX $XXX and XXX $XXX total $XXX.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX%; XXX new UW CU Loan and members advantage XXX bal provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031101	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031101	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030704	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030704	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030704	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030994	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030994	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030994	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030990	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030990	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030990	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030989	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030989	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030989	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031165	XXXXX	FCRE1152	05/16/2025	Credit	Missing Doc	Evidence of Property Tax Missing	XXX reflects an additional $XXX per month under Association / Project Dues for (Condo, Co-Op, PUD) Subject is a detached SFR No PUD or HOA. XXX also reflects an additional $XXX per month under Other, however loan file does not contain any documentation to support the additional $XXX per month.	Document Uploaded.	Condition resolved as we have received evidence of the additional $XXX for associations costs.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031165	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031165	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031104	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031104	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031104	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030739	XXXXX	FCRE1173	05/15/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy XXX property is a Condo, Master is missing in loan file	Document Uploaded. Property is a detached unit and is insured by borrower's HXX 2nd lien XXX 1st lien XXX = XXX Dwelling coverage = $XXX	Issue resolved as we have received evidence of insurance for property. ; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030739	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030739	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030733	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030733	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030733	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034780	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the increase of the credit report fee from $XXX on initial LE to $XXX on LE dated XX/XX/XXX without valid COC. COC dated XX/XX/XXX indicates loan amount changed. Credit report fee should not increase when loan amount increases.	Document Uploaded.	Cure package provided to borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034780	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034780	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030945	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030945	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030945	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031105	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031105	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031105	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030736	XXXXX	FCOM1221	05/21/2025	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing page XXX of XXX.	Document Uploaded.	Resolved as we have received complete DOT. ; The Deed of Trust is Present and Complete; Document uploaded is corrupt, did not upload successfully. Please upload again. Exception remains.; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030736	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030736	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030706	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030706	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030706	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024004	XXXXX	FPRO1242	05/06/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Appraisal is Present or is Waived	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024004	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024004	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040896	XXXXX	FCRE1193	06/19/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Per Credit report dated X/XX, there were more liabilities than disclosed on the borrowers XXX. Audit calculated $XXX in total monthly "other" debt using the credit report in the loan file, which is a variance of $XXX, as lender only included $XXX of "other" debt. The loan file does not contain documentation supporting any debt exclusions. This different is the cause of the DTI to exceed the maximum of XXX%.	Document Uploaded. Borrower's daughter pays the XXX auto loan. Please see attached.; Document Uploaded. XXX #XXX auto loan $XXX omitted because paid by son, please see attached.
XXX #XXX auto loan $XXX omitted because paid by daughter, I'm working on that documentation.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; According to the lender the borrower's daughter pays the XXXX auto loan. Received XXX months bank statements from XXX & XXX indicating XXX months payments paid to VW credit. DTI is within guidelines. ; Received documentation supporting removal of $XXX payment with XXX.. removed from DTI. Still pending documentation to omit VW payment	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/19/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040896	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040896	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030946	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030946	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030946	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030996	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030996	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030996	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030993	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030993	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030993	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030992	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030992	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030992	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019932	XXXXX	FCRE1193	05/15/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% X) BX Income Calculations: The paystubs show the borrower is paid bi-weekly and is paid around$XXX after the pay period end date. Therefore, the first pay period of the XXX YTD would be estimated to be XX/XX/XXXX-XX/XX/XXXX. The lender calculated the XX/XX/XXXX YTD average base income of $XXX and the XX/XX/XXXX YTD average overtime income of $XXX using a XXX-month XXX pay date period (XX/XX/XXX-XX/XX/XXX). However, the audit used the correct XXX YTD range of XX/XX/XXXX-XX/XX/XXXX (XXX months) and arrived at a base income of $XXX and overtime income of $XXX. X) Hazard Insurance Premium: The lender used the XX/XX/XXXX hazard insurance premium of $XXX/yr ($XXX/mo), which is also reflected on the mortgage statement (next due XX/XX/XXX). However, an updated policy effective XX/XX/XXX-XX/XX/XXXX shows a higher premium of $XXX/yr ($XXX/mo); this policy was effective XX/XX/XXX, which was prior to the note date of XX/XX/XXXX	Document Uploaded. X. We qualified using XXX months average base and overtime from the WVOE, please see attached.
XXX.  I agree with the reviewer.  Using the higher Insurance amount the DTI would be XXX%.
If you get comfortable with #XXX, #XXX should clear as well.
									Thanks!	Condition resolved as we have received evidence of borrower base income which meets lenders calculations. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2019932	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019932	XXXXX	finding-2623	05/01/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2019932	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030869	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030869	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030869	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030916	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030916	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030916	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031156	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031156	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031156	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031112	XXXXX	FCOM1208	06/06/2025	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete . Co-borrower did not execute the Note. XXX reflects XXX borrowers, and co-borrower's income was used in qualifying.	Document Uploaded.	The Note is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031112	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031112	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031088	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031088	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031088	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031079	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031079	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031079	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030768	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030768	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030768	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030871	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030871	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030871	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030919	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030919	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030919	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031159	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031159	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031159	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031093	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031093	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031093	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031080	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031080	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031080	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030770	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030770	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030770	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024034	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024034	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024034	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030922	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030922	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030922	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031162	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031162	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031162	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031098	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031098	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031098	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031084	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031084	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031084	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030767	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030767	XXXXX	finding-3634	06/04/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure required: Cure of $XXX required for increase in HOA Certification Handling fee. COC provided insufficient for increase in fee. Cure requires PCCD, LOE, copy of refund check, and proof of mailing or valid COC providing additional detail related to increase of fee. This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030767	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030767	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040894	XXXXX	FCRE0377	06/25/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The Coverage A $XXX does not meet or exceed the replacement cost provided in the amount of $XXX.	Document Uploaded.	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040894	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040894	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030872	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030872	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030872	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030920	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030920	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030920	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031160	XXXXX	FVAL3825	05/23/2025	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. DR-XXX-KY- FEMA disaster declaration date XXX occurred after the appraisal effective date XX/XX/XXXX.The PDI on file dated before disaster date XX/XX/XXXX.	Document Uploaded.	Condition resolved as we have received the post disaster inspection report verifying no damages to property. ; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031160	XXXXX	FPRO0383	05/23/2025	Property	Missing Doc	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. DR-XXX-XXX FEMA disaster declaration date XXX occurred after the appraisal effective date XX/XX/XXXX.The PDI on file dated before disaster date XX/XX/XXXX.	FEMA Post Disaster Inspection report was provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031160	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031160	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031097	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031097	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031097	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031082	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031082	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031082	XXXXX	FCOM8997	04/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030771	XXXXX	finding-3352	04/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030771	XXXXX	FCRE8999	04/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030771	XXXXX	FPRO8998	04/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030873	XXXXX	FCRE7497	05/29/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation confirming the taxes and insurance payments are collected in escrow by the 1st lien mortgage for the REO second home property located at XXX. The Final XXX states the mortgage collects $XXX per month, which corresponds with the payment on the credit report. The Final XXX also states that there are $XXX in additional taxes and insurance payments. However, the credit report does not identify that the $XXX encompasses PITI and is the only third-party documentation showing payment information.	Document Uploaded.	XXX & XXX provided, XXX HOI and Taxes provided; XXX & XXX provided, HOI and Taxes provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030873	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030873	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030921	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030921	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030921	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031161	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031161	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031161	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031095	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031095	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031095	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031083	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031083	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031083	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030870	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030870	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030870	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030918	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030918	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030918	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031158	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031158	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031158	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031086	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031086	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031086	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030875	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030875	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030875	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030923	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030923	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030923	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031163	XXXXX	FCRE1437	05/16/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Additional real-estate owned property under BX name was not added to the final XXX and included in the debt to income ratio. Loan file contains a letter of explanation from BX that she has not obtained another mortgaged property. Loan file contains a Mortgage Statement with Mortgage for the property XXX. XXX, XXX for XXX our BX and other person XXX. This address is listed on the credit report as a former address and the mailing address to BX at XXX. XXX XXX as a current address. The Mortgage debt is showing on the credit report as an active tradeline for BX. A XXXX search of the address XXX XXX reflects the property is currently for rent. There is no commentary from the Underwriter in the loan file nor on the XXX for the reasoning of not including the debt. There is not a signed and dated letter from XXX regarding property XXX in his name or explanation for the mailing address XXX as a current address for him.	Document Uploaded. We have added XXX XXXX and it's liabilities to the DTI, please see revised XXX and XXX.	Condition resolved as lender included the debts from XXXX and submitted updated loan documents. ; Income and Employment Meet Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031163	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031163	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031099	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031099	XXXXX	finding-2962	05/19/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031099	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031099	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031081	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031081	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031081	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030699	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030699	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030699	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030765	XXXXX	FCRE1146	05/30/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX. The policy is missing from the file.
										Title Document is fully Present; Document Uploaded. MRELP	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030765	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030765	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034781	XXXXX	finding-3352	06/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034781	XXXXX	finding-3634	06/12/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The XXX% tolerance violation in the amount of $XXX is due to an increase of XXX Completion fee from $XXX on the initial LE to $XXX on the final CD. A lender cure was provided on the CD dated XX/XX/XXXX, however, it was removed on the CD dated XX/XX/XXXX which is considered the final CD. Please provide cure package or evidence that cure was actually provided. This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034781	XXXXX	FPRO0383	06/09/2025	Property	Missing Doc	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. Individual Assistance noted in subject county for DR-XXX-KY. Post disaster inspection is missing.	PDI provided, no damage reported ; FEMA Post Disaster Inspection report was provided.; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034781	XXXXX	FVAL3825	06/09/2025	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Individual Assistance noted in subject county for DR-XXX-XXX. Post disaster inspection is missing.	Property Inspection Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034781	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030868	XXXXX	FCOM9186	06/04/2025	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030868	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030868	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034778	XXXXX	FCRE1193	06/12/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Monthly payments per XXX are $XXX, final XXX reflects XXX.	Document Uploaded. Per the attached XXX #XXX statement, on XX/XX/XXX the balance was $XXX and the payment was $XXX. We omitted this payment though I can't find documentation to support the omission. Having said that, if we add back the $XXX to liabilities the DTI is $XXX%. Please see attached. ; Document Uploaded. I reviewed our liabilities screen and we omitted two XXX accounts: #XXX and #XXX. Per the attached explanation, #XXX was closed and rolled over to #XXX. In that case we should have included the payment of $XXX. If included, the DTI is XXX% and maximum per guidelines is XXX%.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Received statement from XXX verifying payment of $XXX, DTI of XXX% is within max DTI of XXX%; Documents received confirming the reason to omit the XXXX card. Total liabilities on the final XXX is $XXX. Total liabilities per the XXX is $XXX- payment of $XXX updated per credit report for XXX card. Borrower provided no payment due for card. as balance is $XXX per credit report, a minimum payment will be required. DTI still exceeds XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX%; Documents provided for debts	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034778	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034778	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034779	XXXXX	finding-3634	06/10/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Re-Inspection Fee. The addition to the XXX Appraisal Re-inspection Fee on the Final CD date XX/XX/XXX was not accepted.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034779	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034779	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024032	XXXXX	finding-3634	05/06/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the addition of the appraisal management company fee of $XXX on CD dated XX/XX/XXX without valid COC.	Document Uploaded.	Appraisal fee split on the final CD to management and appraiser; exception resolved; Appraisal fee split on the final CD to management and appraiser; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024032	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024032	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030917	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030917	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030917	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031157	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031157	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031157	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031091	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031091	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031091	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024022	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024022	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024022	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031078	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031078	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031078	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024031	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024031	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024031	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030700	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030700	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030700	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030698	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030698	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030698	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030939	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030939	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030939	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030683	XXXXX	finding-3634	05/25/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee. The increase to the Appraisal Fee on the LE dated XX/XX/XXX and the was not accepted. The COC dated XX/XX/XXX on page XXX and the COC dated XX/XX/XXX were not valid reasons and did not give sufficient information as to the reason the Appraisal Fee Increased.
Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/25/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030683	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030683	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030860	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030860	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030860	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030908	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030908	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030908	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031140	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031140	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031140	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030938	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030938	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030938	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031096	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031096	XXXXX	finding-2623	05/20/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031096	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031096	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030864	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030864	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030864	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030912	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030912	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030912	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031142	XXXXX	finding-3635	05/06/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to the increase of the closing fee from $XXX on the initial LE to $XXX on the final CD dated XX/XX/XXX without valid COC.	Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031142	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031142	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030940	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030940	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030940	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030934	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030934	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030934	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024003	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024003	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024003	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031089	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031089	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031089	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030861	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030861	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030861	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030910	XXXXX	finding-3352	05/29/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030910	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030910	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031150	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031150	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031150	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030697	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030697	XXXXX	finding-2502	05/19/2025	Compliance	Points & Fees	XXX Nonprime Home Loan Test	This loan failed the XXX Nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full XXX report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030697	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030697	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030937	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030937	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to add Flood Determination Fee on the Revised CD dated XX/XX/XXXX without a valid COC in file.
Document Uploaded.	Cure package provided to borrower prior to review; exception resolved; Cure package provided to borrower prior to review; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030937	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030937	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024002	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024002	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024002	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031094	XXXXX	finding-3634	06/04/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the increase to the credit report fee on revised CD XX/XX/XXX (X).	Document Uploaded.	PCCD prior to TPR review with lender cure provided. Exception resolved; PCCD prior to TPR review with lender cure provided. Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031094	XXXXX	FCRE1195	06/04/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The lender used a UPB that was not supported by servicing documentation. The lender calculated the CLTV/HCLTV using the Xst lien UPB of $XXX as shown on the Final CD and the XXX Loan Information summary. However, the mortgage statement shows a UPB of $XXX, next due XX/XX/XXX and matches the credit report. The older Servicing Data statements show a UPB of $XXX, next due XX/XX/XXXX. Supporting documentation required to support the UPB lender utilized.	Document Uploaded.	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%; ; Audited CLTV of XXX% exceeds Guideline CLTV of XXX%; Updated first lien	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031094	XXXXX	FCRE1196	06/04/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The lender used a UPB that was not supported by servicing documentation. The lender calculated the CLTV/HCLTV using the 1st lien UPB of $XXX as shown on the Final CD and the XXX Loan Information summary. However, the mortgage statement shows a UPB of $XXX, next due XX/XX/XXXX and matches the credit report. The older Servicing Data statements show a UPB of $XXX, next due XX/XX/XXXX. Supporting documentation required to support the UPB lender utilized.	Document Uploaded.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%; Audited HLTV of XXX% exceeds Guideline HCLTV of XXX%; Updated first lien	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031094	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030866	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030866	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030866	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030914	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030914	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030914	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030694	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030694	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030694	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030933	XXXXX	FCRE0386	05/15/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower XXX Photo Identification not provided. Borrower XXX Photo Identification not provided.	Document Uploaded. Photo ID's are verified by title and their notary. The Patriot disclosure lists the required information	Photo Identification provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030933	XXXXX	FCRE0387	05/15/2025	Credit	Missing Doc - Credit	Borrower 2 Photo Identification not provided	Borrower XXX Photo Identification not provided. Borrower XXX Photo Identification not provided.	Document Uploaded. Photo ID's are verified by title and their notary. The Patriot disclosure lists the required information	Photo Identification provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030933	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030933	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031087	XXXXX	finding-3634	05/23/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the addition of the dual signing fee on the final CD dated XX/XX/XXX without valid COC.	Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031087	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031087	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023999	XXXXX	FCRE1964	05/21/2025	Credit	Missing Doc	Missing income documentation	Loan file is missing current XXX day year to date paystub for XXX as require per XXX Consumer Direct Lending Stand-Alone Closed End Second (CES) Product Profile Guidelines dated XX/XX/XXXX	Document Uploaded.	Condition resolved as we have received YTD paystubs for the borrower.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2023999	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023999	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030812	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030812	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030812	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030909	XXXXX	FCRE1437	05/06/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Loan file contains XXX months Business Bank Statements for XXX with Borrower Subject Property Address listed as the business address. There is no commentary from the Underwriter or any letters of explanation from the borrower located in the loan file to explain the bank statements. XXX Secretary of State reflects Business formed XX/XX/XXXX and is in good standing with the registered agent as XXXXs. It appears the Borrower may also be Self-Employed. There are no tax returns in the loan to verify. There is no explanation for the connection between the borrower and XXX.	I acknowledge the reviewer's comments, however, I contend this is non-material. Per FNMA BX-X.X-XX, Analysis of Borrower's Personal Income, if the borrower's qualifying income is not generated by self-employment (borrower is a wage-earner) analysis of self-employment income/loss is not required. In this case, it appearsXXXX is the owner, and XXXX lives with XXXX	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030909	XXXXX	FCRE1316	05/06/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. Lender Guidelines Consumer Direct Lending Stand-Alone Closed-End Second (CES) Product Profile XXX requires salaried and variable income to have a VVOE dated within XXX business days of closing.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Borrower XXX 3rd Party VOE Prior to Close Was Provided; VOE	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030909	XXXXX	FCRE1193	05/06/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%. The Second Home Property located at XXX disclosed on the final XXX missing the monthly mortgage payment amount. Monthly payment amount of $XXX verified with the credit report dated XX/XX/XXXX	The bank statements for XXX were provided to show that XXX makes the payments for this property. This supports omission of the PITI from the DTI.	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Re review of business BS	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030909	XXXXX	FCRE1159	05/06/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Loan file is missing the current hazard insurance policy from XX-XX-XXXX - XX-XX-XXXX.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; HOI	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030909	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030909	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031151	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031151	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031151	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030695	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030695	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030695	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030935	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030935	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030935	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031090	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031090	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031090	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030862	XXXXX	FCOM1208	06/04/2025	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete The Note is cut-off and is missing section X.	Document Uploaded.	The Note is Present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030862	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030862	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030911	XXXXX	FCRE1159	05/13/2025	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXX is after the Disbursement Date of XX-XX-XXX. The loan file is missing the prior HOI policy.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXX is prior to or equal to the Disbursement Date of XX-XX-XXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030911	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030911	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031152	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031152	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031152	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030693	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030693	XXXXX	finding-2978	05/05/2025	Compliance	Points & Fees	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX CMR XXX higher-priced mortgage loan test. (XXX XXX CMR XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030693	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030693	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030684	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030684	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030684	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030867	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030867	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030867	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031155	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031155	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031155	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031146	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031146	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031146	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030696	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030696	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030696	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031092	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031092	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031092	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030863	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030863	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030863	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030913	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030913	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030913	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024000	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024000	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024000	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031153	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031153	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031153	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031148	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031148	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031148	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031144	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031144	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031144	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031074	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031074	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031074	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030691	XXXXX	FCRE7497	05/30/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to support the property on XXXX proof of taxes and insurance of $XXX per month.	Document Uploaded.	Property at XXXX is owned free and clear per the Property Detail Report, per the lender there is no hazard insurance and HOA on the property, taxes of $XXX per month verified per the Property Detail Report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030691	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030691	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030929	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030929	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030929	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031143	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031143	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031143	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030810	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030810	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030810	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030859	XXXXX	FPRO1500	06/03/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030859	XXXXX	FCRE1173	05/06/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030859	XXXXX	FCOM1233	05/02/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXX is Incomplete Final XXX is partial, missing pages XXX	The Final XXX is Present; XXX provided; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030859	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031134	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031134	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031134	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030692	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030692	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030692	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030930	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030930	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030930	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024001	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024001	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024001	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031147	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031147	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031147	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030808	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030808	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030808	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030856	XXXXX	finding-3352	04/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030856	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030856	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031073	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031073	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031073	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034776	XXXXX	FCRE7497	06/09/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide verification of P&I, taxes and HOA fees, applicable for XXX. Taxes not to exceed XXX monthly and P&I not to exceed $XXX monthly.	Document Uploaded. P&I verified on credit report, taxes attached	Verification of taxes for XXX received ($XXX)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034776	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034776	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030689	XXXXX	FPRO8998	04/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030689	XXXXX	FCRE8999	04/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030689	XXXXX	FCOM8997	04/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030931	XXXXX	FCOM5135	06/04/2025	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030931	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030931	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031145	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031145	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031145	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030809	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030809	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030809	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030857	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030857	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030857	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031076	XXXXX	FCRE1174	05/08/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Partial	HO-6 Master Insurance Policy Partially Provided The Master Insurance Policy expired on XX/XX/XXXX, the subject Note date is XX/XX/XXXX.	Document Uploaded.	HO-6 Master Insurance Policy is fully present; HOI	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031076	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031076	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031070	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031070	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031070	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030686	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030686	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030686	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031085	XXXXX	finding-3634	05/14/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX on the Initial LE dated XX/XX/XXX, to $XXX on the Final CD dated XX/XX/XXX for the Transfer Taxes. COC is in the file for loan amount increase dated XX/XX/XXX; increase in Transfer Taxes occurred on CD dated XX/XX/XXX. COC not provided within $XXX of the change.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031085	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031085	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034774	XXXXX	FCOM1227	06/12/2025	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing The subject mortgage did not include a PUD Rider, however, the Xst lien mortgage includes a PUD rider and the subject property is part of an Owners Association.	Document Uploaded.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); A re-recorded Deed of Trust with an attached PUD Rider was provided.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034774	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034774	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030811	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030811	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030811	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030858	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. /The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030858	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030858	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031072	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031072	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031072	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023989	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023989	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023989	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034775	XXXXX	FCRE1440	06/10/2025	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require mortgage payment history reflect XXXXX for all mortgages. Provide verification the XX/XX/XXXX payment for 1st lien is paid and XX/XX/XXXX - XX/XX/XXXX for XXXX "XXX" is paid. Additional conditions may apply.	Document Uploaded.	Housing History Meets Guideline Requirements; Updated credit provided for VOM	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034775	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034775	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024080	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024080	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024080	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030688	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030688	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030688	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023990	XXXXX	finding-3635	05/22/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to addition of the dual signing fee of $XXX and increase of the recording fee from $XXX to $XXX on the final CD without valid COC.	Document Uploaded.	PCCD with copy of title company refund provided; Exception resolved; PCCD with copy of title company refund provided; Exception resolved; This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2023990	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023990	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030928	XXXXX	finding-3352	05/08/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030928	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030928	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031141	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031141	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031141	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024084	XXXXX	FCOM8997	05/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024084	XXXXX	FCRE8999	05/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024084	XXXXX	FPRO8998	05/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030807	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030807	XXXXX	finding-2623	05/09/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030807	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030807	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030854	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030854	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030854	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024081	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024081	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024081	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031136	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031136	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031136	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031069	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031069	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031069	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024082	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024082	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024082	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030685	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030685	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030685	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030925	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030925	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030925	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031135	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031135	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031135	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024079	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024079	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024079	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024083	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024083	XXXXX	finding-3634	05/15/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to the addition of Appraisal Management Fee on Final CD dated XX/XX/XXX.	Document Uploaded.	Total appraisal fee amount did not exceed the initial disclosed amount; exception resolved; Total appraisal fee amount did not exceed the initial disclosed amount; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024083	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024083	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030805	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030805	XXXXX	finding-3634	06/02/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The transfer taxes of $XXX were increased to $XXX on the CD issued XX/XX/XXX. The file does not contain a valid COC for the increase of the fee.	Document Uploaded.	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030805	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030805	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031138	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
								Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.		Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031138	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031138	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031071	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031071	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031071	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024068	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024068	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024068	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030687	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030687	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030687	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030927	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030927	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030927	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031139	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031139	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031139	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030806	XXXXX	FCRE1330	06/04/2025	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower XXX Paystubs Missing Borrower XXX Paystubs Missing	Document Uploaded.	Borrower XXX Paystubs Provided; Paystubs provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030806	XXXXX	FCOM8997	05/20/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030806	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031075	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031075	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031075	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030690	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030690	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030690	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024069	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024069	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024069	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030932	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030932	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030932	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024070	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024070	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024070	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030926	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030926	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030926	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024066	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024066	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024066	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031137	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031137	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031137	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024067	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024067	XXXXX	finding-2962	04/30/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024067	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024067	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030804	XXXXX	FCRE1193	05/20/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% BX Income Calculation - The paystub shows the borrower is paid bi-weekly and is paid around$XXX after the pay period end date. Therefore, the first pay period of the XXX YTD would be XX/XX/XXXX-XX/XX/XXXX. Therefore, the correct XXX YTD pay range would be XX/XX/XXXX-XX/XX/XXXX (XXX months). The lender calculated the income using a pay range of X.X months (XX/XX/XXX-XX/XX/XXX). However, the pay period end date of XX/XX/XXXX is actually the paycheck date, while the pay period end date is XX/XX/XXXX The lender calculated a total Base+Overtime+Other income of $XXX; the Income Calculation Worksheet states that these calculations are based off of a WVOE showing the breakdown of the XXX base, overtime, and other income. However, this WVOE was not provided. Therefore, the audit based the income off of the XXX YTD paystub and the XXX W-X. Using the correct XXX YTD pay range of XXX months and using the XXX YTD paystub total YTD income and the XXX W-X total income, the audit calculated the total average qualifying income at $XXX, which is the XXX YTD average income; this income was utilized because it is lower than the XX/XX/XXXX average income and the XXX average income.	Document Uploaded. Can this one be cleared with the documentation received and accepted for finding - Borrower XXX WVOE Missing?	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030804	XXXXX	FCRE1363	05/20/2025	Credit	Missing Doc	Borrower 2 WVOE Missing	Borrower XXX WVOE Missing The BX income calculation worksheet was based off of a WVOE that was current as of XX/XX/XXXX. In lieu of this document, the audit utilized the most recent XXX paystub dated XX/XX/XXXX and the XXX W-2 to calculate the total income.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Borrower XXX WVOE Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030804	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030804	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030855	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030855	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030855	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030902	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030902	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030902	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031024	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031024	XXXXX	finding-3635	05/22/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase in Settlement Closing Fee from $XXX on Initial LE dated XX/XX/XXX to $XXX on Final CD dated XX/XX/XXX. COC was not provided for the increase.

Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031024	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031024	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024063	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024063	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024063	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024065	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024065	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024065	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031129	XXXXX	FCRE1440	05/22/2025	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements REO Investment Property - XXX: Missing Mortgage History with XXX loan XXX.	Document Uploaded.	Condition resolved as we have received the missing pay history. ; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031129	XXXXX	FCRE7497	05/22/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	REO Investment Property - XXX: XXX) missing mortgage statement to confirm PI payments - XXX loan XXX, X) missing tax documentation, X) missing insurance documentation. The REO income worksheet shows that the lender qualified the borrower with $XXX in monthly mortgage PI, $XXX in monthly taxes, and $XXX in monthly insurance.	Document Uploaded.	Condition resolved as we have received the missing evidence of PITIA for XXXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031129	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031129	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031064	XXXXX	FCRE7497	05/11/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing current tax certificate for the REO property at XXX XXX. Due to a missing tax certificate, the audit used the REO taxes stated on the Final XXX and Income Calculation Worksheet of $XXX per month.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031064	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031064	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030888	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030888	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030888	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031030	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031030	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031030	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030852	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030852	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030852	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031022	XXXXX	FCRE1146	05/28/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. Missing MRELP. The lender obtained a Warranty Transaction Certificate, which is an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Title Document is fully Present; ; The guidelines specifically ask for a MRELP Certificate for a property located in IL. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031022	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031022	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024064	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024064	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024064	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031062	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031062	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031062	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030887	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030887	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030887	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030901	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030901	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030901	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024054	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024054	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024054	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031063	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and met appraisal requirements. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031063	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031063	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030886	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030886	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030886	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031027	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031027	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024052	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024052	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024052	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030905	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030905	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030905	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031026	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031026	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031026	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031128	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the Escrow and Appraisal Requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031128	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031128	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024053	XXXXX	finding-2838	05/12/2025	Compliance	Points & Fees	XXX HOEPA Higher-Priced Mortgage Loan Test	This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full XXX report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024053	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024053	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024053	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031065	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031065	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031065	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034777	XXXXX	FCOM1264	06/09/2025	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed Please provide copy of executed Right to Cancel disclosure.	Document Uploaded.	Right of Rescission is Executed	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034777	XXXXX	FPRO0951	06/04/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. The review by CPM is not provided and Condo must be Fannie Mae warrantable (including master policy and HO6 insurance requirements)	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2034777	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034777	XXXXX	finding-2962	05/28/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034777	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030891	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030891	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030891	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031133	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031133	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031133	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030904	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030904	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030904	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024051	XXXXX	FCRE1161	05/08/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate	Document Uploaded.	Flood Certificate is fully present; Flood Certificate is fully present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024051	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024051	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024050	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024050	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024050	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024049	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024049	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024049	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024048	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024048	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024048	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031028	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031028	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031028	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031127	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031127	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031127	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031066	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031066	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031066	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030890	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030890	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030890	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034772	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee. The increase to the Appraisal Fee on the LE dated XX/XX/XXX was not accepted. The COC dated XX/XX/XXX on page XXX did not give sufficient information as to the reason the Appraisal Fee increased.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034772	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034772	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030903	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030903	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030903	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024047	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024047	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024047	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031031	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031031	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031031	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031131	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031131	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031131	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031125	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Per the guidelines, title requirements for a property located in XXX are an Owner’s & Encumbrance Report, XXX Report, or XXX Report verifying the senior lien, and no other liens or encumbrances exist; and a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required.
Also, a Full ALTA title policy may be obtained in lieu of a RELP certificate The file contains an XXX Report, however a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP), or a Full ALTA title policy is missing from the file. This required title document must be provided.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031125	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031125	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031061	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031061	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031061	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024037	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024037	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024037	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030885	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030885	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030885	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024016	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024016	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024016	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030906	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030906	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030906	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031033	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031033	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031033	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024015	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
								Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.		Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024015	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024015	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023987	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023987	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023987	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031130	XXXXX	FCRE7495	05/28/2025	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	XXXX tradeline with a balance of $XXX and a monthly payment of $XXX included in liabilities, tradeline is not currently reporting on credit report. Please provide a copy of the statement.	Document Uploaded. The file contains a letter from the borrower indicating their intent to get a new loan with XXXX but the file did not contain verification of this liability. We reached out to the borrower who provided the attached documents. She doesn't know where the payment of $XXX came from so I can only assume the Underwriter used a figure they felt would be worst case scenario. The DTI is XXX% so I feel that the risk is negligible. Hopefully this will suffice!	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031130	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031130	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031067	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031067	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031067	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024019	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024019	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024019	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024018	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024018	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024018	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024017	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024017	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024017	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023988	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023988	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023988	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030889	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030889	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030889	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031032	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031032	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031032	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030907	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030907	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030907	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023986	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023986	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023986	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031035	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031035	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031035	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034771	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034771	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). Refund in the amount of $XXX. Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Zero tolerance violation is due to the added Coordination Fee and the Lender Title Policy Fee on the LE dated XXXXX and no COC in the file explaining the reason for why the fees were added.
								Please provide a Valid COC or Cure Package.	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	Borrower chose provider; exception resolved; Borrower chose provider; exception resolved; Rebuttal reviewed. There are two Service Provider Lists in the original file (p. XXX and p. XXX) and XXXX is listed as a provider. Please provide a cure package.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034771	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034771	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030972	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030972	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030972	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031068	XXXXX	FCRE1173	05/20/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Master Policy is missing. Section XXX- Property Insurance, of the Declaration of Condominium states that the Association shall carry insurance in accordance with the requirements of the Act.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031068	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031068	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023984	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023984	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023984	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030892	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030892	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030892	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023985	XXXXX	FCOM8997	05/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023985	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023985	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031029	XXXXX	finding-3352	05/09/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031029	XXXXX	FCRE8999	05/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031029	XXXXX	FPRO8998	05/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023983	XXXXX	FVAL1628	05/11/2025	Property	Property	No HOA fees on appraisal and property identified as a PUD	The subject property has been presented as a single family residence. However, the servicing statement from the borrowers' previous mortgage on the subject property with the subject lender reflects PUD. If subject is a PUD, no HOA dues have been verified.	Document Uploaded. Appraisal from XXX does not indicate PUD DOT from XXX does not have a PUD rider Legal description does not reference a PUD	Documentation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2023983	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023983	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031025	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow not required, appraisal requirement met	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031025	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031025	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023982	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023982	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023982	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024089	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024089	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024089	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024093	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024093	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024093	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030802	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030802	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030802	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023981	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023981	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023981	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030851	XXXXX	FCRE1347	05/08/2025	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing	Document Uploaded.	Borrower XXX Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); VOE	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/08/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030851	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030851	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034770	XXXXX	FCRE7497	06/09/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Tax verification for XXX is missing	Document Uploaded.	Tax verification for XXX provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034770	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034770	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030970	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030970	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030970	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030728	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030728	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030728	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031117	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031117	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031117	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030800	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030800	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030800	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030848	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030848	XXXXX	finding-2502	05/12/2025	Compliance	Points & Fees	XXX Nonprime Home Loan Test	This loan failed the XXX Nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full XXX report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030848	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030848	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030896	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030896	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the underwriting fee. A system error is not considered a valid COC.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030896	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030896	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030964	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030964	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030964	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030953	XXXXX	FCRE1333	06/06/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing Bonus Income: The lender calculated the XXX YTD bonus income average based on an annual bonus of $XXX divided by XXX months = $XXX. The $XXX from XXX came from a WVOE. The WVOE also stated a XXX prior year bonus total of $XXX. WVOE is missing from audit images, therefore, the audit calculated bonus income using the current paystubs and the XXX W-2.	Document Uploaded.	Borrower XXX WVOE Provided; Borrower XXX WVOE Missing; WVOE provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030953	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030953	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031058	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031058	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031058	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024094	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPMl requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024094	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024094	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030798	XXXXX	finding-3430	05/27/2025	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XXX CFR §XXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030798	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030798	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030846	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030846	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030846	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024092	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024092	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024092	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030894	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030894	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030894	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024090	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024090	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024090	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024088	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024088	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024088	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030957	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030957	XXXXX	finding-2623	05/05/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030957	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030957	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034773	XXXXX	FCOM1604	06/10/2025	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing pages XXX-XXX and XXX-XXX of Divorce Decree and cannot verify Child Support shown on FXXX.	Document Uploaded. I agree that all pages of the decree are not present. However, the amount of child support is documented on page XXX of XXX.	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; Child support confirmed	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/10/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034773	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034773	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034773	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031119	XXXXX	FCOM8997	04/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031119	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031119	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024091	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024091	XXXXX	finding-3635	05/14/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The following title fees were added to the CD issued XX/XX/XXX without a valid reason: Title State Premium Tax and Title Title Search.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2024091	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024091	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031055	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031055	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031055	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030801	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030801	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030801	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030849	XXXXX	FCRE1173	06/03/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The Master Policy for XXX is missing from the loan file.	Document Uploaded.	HO-6 Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030849	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030849	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024030	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024030	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024030	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030897	XXXXX	FPRO0951	06/04/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. Guidelines require condominiums to receive an acceptable review via CPM and be Fannie Mae warrantable. The file is missing the condo warranty as required per guidelines.	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030897	XXXXX	FPRO1500	05/20/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Guidelines require condominiums to receive an acceptable review via CPM and be Fannie Mae warrantable. The file is missing a condo questionnaire as required per guidelines.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030897	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030897	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030966	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030966	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030966	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024028	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024028	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024028	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031123	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031123	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031123	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX   years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030797	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required on properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030797	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030797	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030893	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030893	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030893	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024029	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024029	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024029	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024087	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024087	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024087	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030730	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030730	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030730	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024027	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024027	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024027	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031118	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031118	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031118	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023998	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023998	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023998	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031054	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031054	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031054	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024026	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024026	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024026	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030850	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030850	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030850	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030968	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030968	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030968	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031124	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031124	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031124	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031060	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031060	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031060	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030884	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines: therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030884	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030884	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030799	XXXXX	FCRE1440	05/16/2025	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per Guidelines, the Borrowers must have a mortgage payment history of XXX in the last XXX months. Additionally, when serviced by XXX, the payment history must be verified utilizing SSE for all mortgages, regardless if they are the subject mortgage or other REO. Please provide the mortgage payment history via SSE for the Borrower’s second home mortgage with XXX.	Document Uploaded.	Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030799	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030799	XXXXX	finding-2623	05/05/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030799	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024025	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024025	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024025	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030847	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030847	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030847	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030895	XXXXX	FCRE1146	05/02/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present An Errors & Omissions certificate evidencing the loan is covered under a Service
Agreement for which there is an Errors & Omissions Liability Policy is required for properties located in XXX.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030895	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030895	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030962	XXXXX	FCRE1146	05/28/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX	Title Document is fully Present; ; Finding remains as we have not received the missing the Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX.; Document Uploaded.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030962	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030962	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031120	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031120	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031120	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023997	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023997	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023997	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031057	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031057	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031057	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024024	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024024	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024024	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030764	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030764	XXXXX	finding-2502	05/05/2025	Compliance	Points & Fees	XXX Nonprime Home Loan Test	This loan failed the XXX Nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full XXX report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030764	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030764	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024023	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024023	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024023	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030988	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030988	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030988	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023996	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023996	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023996	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034767	XXXXX	FCRE7496	06/09/2025	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Mortgage Servicing Statement (SSE screen print) for the 1st lien showing Proposed Monthly Payments, as required by the guidelines for Port Loans with Escrows. Only a Servicing Data sheet for the 1st lien was acquired that does not show proposed payments.	Document Uploaded.	; Mortgage statement provided, confirms PITIA	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034767	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034767	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031121	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031121	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031121	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031056	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow not required, appraisal requirement met	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031056	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required: Cure of $XXX required for addition of origination fee on LE issued XX/XX/XXXX; cure requires PCCD, LOE, copy of refund check, and proof of mailing. COC provided insufficient reason for addition of origination fee.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031056	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031056	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034766	XXXXX	FCRE1193	06/12/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Document Uploaded. The XXXX installment loan was paid off through closing. Final CD attached.; Document Uploaded. Two XXXX XXXX accounts were excluded because they were paid off. Please see attached.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; XXX installment loan is $XXX, document provided does not confirm any payoff.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034766	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034766	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034766	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031053	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031053	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031053	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023995	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023995	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023995	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030883	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030883	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030883	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030971	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030971	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030971	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031049	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031049	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Loan Origination Fee.	Document Uploaded. ; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B; Rebuttal received and reviewed. The original exception is still active. System error correction is not considered a valid reason for a lender retained fee. Please provide a cure package, the package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031049	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031049	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023994	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023994	XXXXX	finding-2623	05/12/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023994	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023994	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030981	XXXXX	finding-3634	05/14/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure required. Refund in the amount of $XXX, cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.
-The Appraisal fee increased from $XXX to $XXX on the revised LE dated XX/XX/XXXX.

The file contains a COC dated XX/XX/XXXX (pg. XXX), which reflected "System error caused the removal of Appraisal Fee.  Appraisal fee has now been corrected."  This reason is not considered to be a valid reason for the increase of this fee.

This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030981	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030981	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031020	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031020	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031020	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023993	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023993	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023993	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031017	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031017	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031017	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031021	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031021	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031021	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023992	XXXXX	finding-3634	05/20/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Cure package provided, exception downgraded to a X/B; Cure package provided, exception downgraded to a X/B; TILA XXXb Cure Required. Refund in the amount of $XX; cure package requires a PCCD, letter of explanation, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $XXX is due to the increase of the appraisal fee from $XXX to $XXX on LE dated XX/XX/XXX without valid COC.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2023992	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	; Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023992	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023992	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023991	XXXXX	finding-3634	05/15/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Review Fee.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2023991	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023991	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023991	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024078	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024078	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024078	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030762	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030762	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030762	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030986	XXXXX	FCRE7497	05/28/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing tax certificate for the REO second home property at XXX. The audit used the insurance documentation and the Final XXX stated taxes/ insurance figure for this property.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030986	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030986	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024077	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024077	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024077	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030724	XXXXX	FCRE1347	05/30/2025	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing According to the Final XXX, the Co-Borrower has worked for current employer since XX/XX/XXXX as anXXXX. However, a LOE from Co-Borrower's in file, states co-borrower is now a W-2 employee as of XXX. No evidence of a VVOE in file as required by guideline.	Document Uploaded.	Borrower XXX Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); A TWN verification of employment for the co-borrower dated within XXX business days of closing was provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030724	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030724	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031019	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031019	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031019	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024062	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024062	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024062	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030961	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030961	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030961	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024075	XXXXX	FCRE1333	05/23/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing The lender's Income Calculation Worksheet stated that the lender used a WVOE current through XX/XX/XXXX to calculate the base and overtime income. The audit reviewed the XXX most recent XX/XX/XXXX paystub current through XX/XX/XXXX and XXX W-2 only.	Document Uploaded.	Condition resolved as we have received lender WVOE verifying the income calculated by lender. ; Borrower XXX WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2024075	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024075	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030763	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX and the Lender giving a credit for $XXX for the Loan Origination Fee. The increase to the Loan Origination Fee Certification Fee on XX/XX/XXX was not accepted. The COC dated XX/XX/XXX on page XXX referencing a system error is not reason enough for a Loan Origination Fee to be added.
Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030763	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030763	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030756	XXXXX	finding-3352	06/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030756	XXXXX	finding-3634	06/01/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition:

-An Origination fee of $XXX was added to the revised LE dated XX/XX/XXX.

The file contains a COC dated XX/XX/XXX, which reflected "System error caused the removal of Loan Origination Fee.  Fee has now been corrected."  This reason is not considered to be a valid reason for the addition of this fee.

								This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030756	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030756	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030982	XXXXX	finding-3352	06/02/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030982	XXXXX	finding-3634	06/02/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee on the LE issued XX/XX/XXX without a valid reason.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030982	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030982	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034768	XXXXX	FCRE1196	06/09/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The lender calculated the CLTV/HCLTV using the 1st lien UPB of $XXX that is reflected on the Final XXX. However, this figure was not located on a servicing statement or payment history for the 1st lien. In addition, the credit report and mortgage statements reflect a higher UPB of $XXX, due for XX/XX/XXXX.	Document Uploaded.	Provided statement reflects $XXX balance ; Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034768	XXXXX	FCRE1195	06/09/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The lender calculated the CLTV/HCLTV using the 1st lien UPB of $XXX that is reflected on the Final XXX. However, this figure was not located on a servicing statement or payment history for the 1st lien. In addition, the credit report and mortgage statements reflect a higher UPB of $XXX, due for XX/XX/XXXX.	Document Uploaded.	Provided statement reflects $XXX balance ; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034768	XXXXX	FCRE7495	06/09/2025	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The XXXX account stated on the Final XXX for BX showing a current balance of $XXX and a monthly payment amount of $XXX was included in the liabilities used by the lender. However, this account is not on the credit report and there is no additional documentation verifying this account.	This liability was identified through our internal, back-end XXX Gap Report process. When the gap process is run, we are provided with only the account name, number, balance and payment. We do not request a statement from the borrower because a) we already have the details directly from XXX and b) the borrower qualifies with the liability.	Gap report reflects payment/balance data	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034768	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034768	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034763	XXXXX	finding-3352	06/11/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034763	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXXx to $XXX for the Loan Origination Fee. The addition to the Loan Origination Fee on the LE dated XX/XX/XXX was not accepted. The COC dated XX/XX/XXX on page XXX did not state a valid reason for the Loan Origination Fee to be added.	Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034763	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034763	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024074	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024074	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024074	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024076	XXXXX	FCOM1604	05/19/2025	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Lender excluded debts without supporting documentation resulting in DTI violation.	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024076	XXXXX	FCRE1193	05/16/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI was impacted it seems other liabilities were not included on the DTI in the amount of $XX	Document Uploaded. Please see attached, account paid off prior to close	Condition resolved as we have received evidence of the XXX account paid off. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2024076	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024076	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030878	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030878	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030878	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030965	XXXXX	finding-3634	05/28/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer taxes increased on the LE issued XX/XX/XXX without a valid reason(the coc issued XX/XX/XXX reflects increase in title fees, which is not a valid reason). This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Document Uploaded.	valid COC provided; Exception resolved; valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030965	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030965	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031046	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031046	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031046	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024071	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024071	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024071	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030759	XXXXX	finding-3352	04/30/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030759	XXXXX	FCRE8999	04/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030759	XXXXX	FPRO8998	04/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030984	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030984	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030984	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034762	XXXXX	FCRE1173	06/09/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The Master Condo Policy is not provided.	Document Uploaded.	Master Ins policy received ; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034762	XXXXX	FPRO1500	06/09/2025	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing The condo questionnaire provided in file is dated XX/XX/XXX. Please provide a current HOA questionnaire.	Document Uploaded.	Questionnaire received ; HOA Questionnaire Provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034762	XXXXX	FCRE7497	06/09/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide evidence taxes and insurance for XXX are included in the mortgage payment with XXX #XXX. The payment not to exceed $XXX. Also, provided evidence the HELOC with XXX #XXX is on this property and payment not to exceed $XXX.	Document Uploaded.	Mortgage statement confirms escrow and property report confirms HELOC attached	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034762	XXXXX	FPRO0951	06/04/2025	Property	Missing Doc	Condo Approval Missing	Condo Approval Missing. The review completed by XXXX was not provided. The condo must be warrantable including master policy and HO6 requirements.	Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2034762	XXXXX	FCRE1146	05/30/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX	Title Document is fully Present; Document Uploaded. Warranty transaction cert	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034762	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030844	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030844	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030844	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030877	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030877	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030877	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031051	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031051	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031051	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024073	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024073	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024073	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030757	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030757	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition:

-An Origination fee of $XXX was added to the revised LE dated XX/XX/XXX.

The file contains a COC dated XX/XX/XXX, which reflected "System error caused the removal of Loan Origination Fee.  Fee has now been corrected."  This reason is not considered to be a valid reason for the addition of this fee.

Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030757	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030757	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030983	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030983	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030983	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030841	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030841	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030841	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030881	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030881	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030881	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030969	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030969	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030969	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031047	XXXXX	FCRE1146	05/22/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required, if the subject property is located in XXX.	Issue resolved as we have received the missing MRELP. ; Title Document is fully Present; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031047	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031047	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030987	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition:

-An Application fee of $XXX was added to the revised LE dated XX/XX/XXX.
-An Underwriting fee of $XXX was added to the revised LE dated XX/XX/XXX, which was later reduced to $XXX.

The file contains a COC dated XX/XX/XXX, which reflected "System error caused the removal of application and underwriting fees.  Fees have now been corrected."  This reason is not considered to be a valid reason for the addition of these fees.

									Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2030987	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030987	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034765	XXXXX	finding-3634	06/11/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to addition of Application Fee on the Revised LE dated XX/XX/XXXX. COC provided insufficient reason for the addition of fee.	Document Uploaded. ; Document Uploaded.	Cure package provided to the borrower; exception downgraded to a X/B	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2034765	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034765	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024072	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024072	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024072	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030838	XXXXX	FCRE1333	05/28/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing The income worksheet in the loan file reflects the lender utilized a WVOE to calculate the borrower's income but this WVOE is missing from the loan file.	Document Uploaded.	Borrower XXX WVOE Provided; A WVOE for borrower dated XX/XX/XXX was received.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030838	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030838	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030967	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.

Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030967	XXXXX	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXXis due to increase of discount points and transfer taxes without a valid COC in file.
Document Uploaded.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030967	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030967	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031048	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031048	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031048	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030760	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030760	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030760	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040892	XXXXX	FVAL3825	06/20/2025	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area, XXX, XXX, XXX, XXX, XXX, and XXX with no subsequent property inspection in the file. FEMA deemed XXX a Disaster Area on XXX with an incident start date of XX/XX/XXXX and continuing. Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.	Document Uploaded.	Property Inspection Provided.; PDI provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040892	XXXXX	FPRO0383	06/20/2025	Property	Missing Doc	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area, XXX, XXX, XXX, XXX, XXX, and XXX with no subsequent property inspection in the file. FEMA deemed XXX a Disaster Area on XXX with an incident start date of XX/XX/XXXX and continuing. Please provide a post disaster inspection confirming the subject did not sustain any damage. The file did not contain servicing notes, post disaster photos, or a statement from the borrower confirming no damage.	Document Uploaded.	FEMA Post Disaster Inspection report was provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040892	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040892	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024061	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024061	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024061	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030718	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030718	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030718	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024060	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024060	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024060	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030879	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030879	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030879	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030963	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030963	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030963	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031045	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031045	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031045	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030758	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030758	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030758	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030980	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030980	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030980	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030840	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030840	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030840	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031018	XXXXX	FCRE7497	06/05/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide verification of PITI payment for XXX.	Document Uploaded.	Evidence PITI for XXX received. Verified per credit report, hazard insurance and taxes provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031018	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML loan with established escrows and appraisal requirement met. Downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031018	XXXXX	finding-2962	05/22/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML loan with established escrows and appraisal requirement met. Downgraded This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031018	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031016	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031016	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031016	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030792	XXXXX	FCRE8999	05/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030792	XXXXX	FPRO8998	05/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030792	XXXXX	FCOM8997	05/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024058	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024058	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024058	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030824	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030824	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030824	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030731	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030731	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030731	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031039	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031039	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031039	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030751	XXXXX	FCRE1176	05/20/2025	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	HO-6 Insurance Policy Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Available hazard insurance policy effective date is after the note date. Previous policy document is missing in the file.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HO-6 Insurance Policy Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or HO-6 Insurance Policy Effective Date Is Not Provided; HO-6 Insurance Policy Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030751	XXXXX	FCRE1173	05/20/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Master Policy for XXXr property is missing from the file.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030751	XXXXX	finding-3352	05/12/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030751	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030975	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030975	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030975	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031015	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031015	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031015	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030791	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030791	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030791	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034758	XXXXX	FCRE7497	06/12/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Verification of Tax amount for XXX is missing	Document Uploaded.	Property detail report provided verifies taxes for XXX.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/12/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034758	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034758	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030823	XXXXX	finding-3352	05/05/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030823	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030823	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030729	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030729	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030729	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031038	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031038	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031038	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030750	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030750	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030750	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030794	XXXXX	FCRE8999	05/12/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX   years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030794	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX   years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030794	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX   years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034760	XXXXX	FCRE1193	06/13/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Base Income Calculation Variance: The lender calculated a XXX-month semi-monthly base income of $XXX using the semi-monthly salary of $XXX from the paystubs. However, the borrower is employed by an XXXX as a XXXX, and the paystubs and VVOE do not detail if the borrower is salaried over a XXX or XXX-month pay period. The audit calculated a XXX-month semi-monthly base income average of $XXX, however defaulted to the higher XXX W-2 average monthly income of $XXX.	Document Uploaded.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Additional documentation received on pay frequency at the present job.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034760	XXXXX	FCRE1497	06/13/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered . The Lender calculated the borrower's income incorrectly resulting in a DTI violation.		ATR: Reasonable Income or Assets Was Considered; Received documentation/email on the teacher contract/pay schedule.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034760	XXXXX	FCRE6618	06/13/2025	Credit	Borrower	Borrower information on 1003 is incomplete	The Final XXX states the borrower has been employed with the current employer since XX/XX/XXXX However, the VVOE contradicts this date and states the Original Hire Date as XX/XX/XXXX Therefore, the borrower's total time with employer is less than XXX years. The Final XXX shows no other prior employment to complete the XXX-year history and no other documentation confirms the start date identified on the Final XXX.	Document Uploaded.	; Received the updated final XXX with employment information and dates of employment corrected. We also received verbal VOEs for the current and previous employer to confirm the employment dates.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/13/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034760	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034760	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030826	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030826	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030826	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030732	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030732	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030732	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034761	XXXXX	FCRE1328	06/09/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX W2/XXX Missing. Missing XXX W-2 for XXX XXXX	Document Uploaded. Borrower XXX was not a W2 employee prior to XX/XX/XXXX Borrower self employed and income verified with XXX years taxes Hire date with XXX is XX/XX/XXXX	complete returns provided with W-2 income source ; Borrower XXX W2/XXX Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034761	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034761	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031040	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031040	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031040	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030752	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030752	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030752	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040890	XXXXX	FCRE1193	06/26/2025	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% BX S/E Income: The lender calculated a XXX/XXX average income of $XXX. However, the lender's income calculation worksheet did not include the XXX or XXX Schedule L, Line XXX end of tax year Mortgages payable in less than XXX year of $XXX and $XXX, respectively. The lender calculations also did not include W-X Earnings to the borrower of $XXX (XXX) and $XXX (XXX) shown on the XXX-E Compensation of Officers. Therefore, the audit arrived at a lower XXX/XXX income average of $XXX.	As it applies to Schedule L line XXX, it's our procedure to assume the liability is recurring if it's present at the beginning and end of year XXX, then again at the beginning and end of year XXXX. Therefore, in this case, since it's present both years we do not consider it in the calculations.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Per XXX product profile XXX and FNMA BX-X.X-XX notes payable are considered recurring. Income recalculated and DTI within guidelines. Condition cleared.; ; Finding remains as we require an LOX from CPA or tax preparer to verify if the Sch. L line XXX mortgage payable less than a year is recurring or non recurring.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FCRE1497	06/26/2025	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered BX S/E Income: The lender calculated a XXX/XXX average income of $XXX. However, the lender's income calculation worksheet did not include the XXX or XXX Schedule L, Line XXX end of tax year Mortgages payable in less than XXX year of $XXX and $XXX, respectively. The lender calculations also did not include W-2 Earnings to the borrower of $XXX (XXX) and $XXX (XXX) shown on the XXX-E Compensation of Officers. Therefore, the audit arrived at a lower XXX/XXX income average of $XXX.	ATR: Reasonable Income or Assets Was Considered	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FCRE1495	06/26/2025	Credit	QM-ATR	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing a BX VVOE within XXX days of closing.	Document Uploaded.	ATR: Current Employment Was Verified; Issue resolved as we have received the VOE for BX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FCRE1438	06/26/2025	Credit	Eligibility	ATR Risk	ATR Risk The BX income calculated by the audit is lower than the lender's calculation. The BX VVOE is missing.	Document Uploaded.	ATR Risk Resolved; ; Finding remains. Updated, we have received BX VOE but still have the DTI fail due to BX income calculation. Finding remains as we require an LOX from CPA or tax preparer to verify if the Sch. L line XXX mortgage payable less than a year is recurring or non recurring.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FCRE1347	06/26/2025	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower XXX Xrd Party VOE Prior to Close Missing The lender did not obtain a VVOE, and the guidelines require a VVOE dated within XXX business days of close (XX/XX/XXXX Note date).	Document Uploaded.	Borrower XXX Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Resolved as we have received hthe VOE for BX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040890	XXXXX	FCRE1437	06/26/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The lender did not obtain a VVOE, and the guidelines require a VVOE dated within XXX business days of close (XX/XX/XXX Note date).	Document Uploaded.	Income and Employment Meet Guidelines; Resolved as we have received the VOE for BX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FVAL9739	05/15/2025	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Inspection. A XXX Home Value Estimator AVM was used for qualifying, and the lender guidelines require a new exterior property inspection evidencing at least average condition. A Property Condition Inspection was invoiced and paid for per the XXXX invoice and the Final CD.	Document Uploaded.	Resolved as we have received the missing PCR verifying property in good condition. ; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/15/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040890	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030976	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030976	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030976	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031014	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031014	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031014	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030828	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030828	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030828	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030959	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030959	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030959	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031043	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031043	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031043	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030755	XXXXX	FCRE1146	05/13/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Loan file is missing the State required Master Residential Equity Loan Policy Certificate as set forth in XXX Consumer Direct Lending Stand-Alone Closed-End Second (CES) Product Profile Guidelines dated XXX	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present; Document Uploaded.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030755	XXXXX	FPRO8998	05/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030755	XXXXX	FCOM8997	05/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030979	XXXXX	finding-3430	05/22/2025	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XXX CFR §XXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML compliant, downgraded to A	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030979	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030979	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031013	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031013	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031013	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030827	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030827	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030827	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030960	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030960	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030960	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031042	XXXXX	finding-555	06/03/2025	Compliance	Points & Fees	MD Credit Regulations Covered Loan Points and Fees Threshold Test	This loan failed the points and fees threshold test due to one of the following findings: ( XXX HB XXX , XXX. Code Ann., Com. Law §XX-XXXX(a)(X))The latest available closing date (or date creditor received application) is on or after XX/XX/XXXX and the date creditor received application is before XX/XX/XXXX, and the total points and fees, as defined in HOEPA (Section XXX), payable by the consumer at or before loan closing exceed the greater of XXX% of the total loan amount, as defined in HOEPA (Section XXX), or $XXX; orThe date creditor received application is on or after XX/XX/XXXX, and either:The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX. XXX Credit Regulations Covered Loan Points and Fees Threshold Test: The following fees were included in the test: Application Fee paid by Borrower: $XXX, Lender's Title Insurance Policy paid by Borrower: $XXX, Points - Loan Discount Fee paid by Borrower: $XXX, Settlement or Closing Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX, Loan Discount Fee (less excludable bona fide discount points) $XXX. The lender's compliance test was also failing state HC by $XXX.	Document Uploaded.	Cure package provided; exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	2031042	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031042	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030753	XXXXX	finding-3352	06/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030753	XXXXX	finding-3635	06/03/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILAXXXb cure required
Refund in the amount of $XXX requires a PCCD, LOE, Copy of refund check and proof of delivery.
								The XXX% violation was due to the increase in the recording fee, however the COC in file did not provide a valid reason as to why the recording fees increased.	Document Uploaded.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/03/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030753	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030753	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030795	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030795	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030795	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030789	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030789	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030789	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030821	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030821	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030821	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034759	XXXXX	FCRE1495	06/11/2025	Credit	QM-ATR	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing VVOE for current employer, XXX that should be dated within XXX business days of closing, per guidelines. The only VVOE and WVOE provided are for the borrower's current employment with a different employer, XXX, with whom the borrower started employment on XX/XX/XXXX; this employer was not identified on the Final XXX and this income was not utilized for qualification purposes.	Document Uploaded. ; Document Uploaded.	ATR: Current Employment Was Verified; ATR: Current Employment Not Verified; VOE and LOE provided; Received lender comments indicating paystub was used in lieu of VVOE, however according to the lender guidelines CDL- E CES Stand-Alone Product Profile XX/XX/XXXX, page XXX for Salaried income, VVOE must be dated within XXX business days of close, most recent paystub is ineligible. A VVOE dated within XXX business days of close from borrower’s employment with XXX as required per lender guidelines is missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034759	XXXXX	FCRE1316	06/11/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Missing VVOE for current employer, XXX that should be dated within XXX business days of closing, per guidelines. The only VVOE and WVOE provided are for the borrower's current employment with a different employer, XXX, with whom the borrower started employment on XX/XX/XXXX; this employer was not identified on the Final XXX and this income was not utilized for qualification purposes.	Document Uploaded. ; Document Uploaded.	Borrower XXX 3rd Party VOE Prior to Close Was Provided; VOE and LOE provided; Received lender comments indicating paystub was used in lieu of VVOE, however according to the lender guidelines CDL- E CES Stand-Alone Product Profile XX/XX/XXXX, page XXX for Salaried income, VVOE must be dated within XXX business days of close, most recent paystub is ineligible. A VVOE dated within XXX business days of close from borrower’s employment with XXX as required per lender guidelines is missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034759	XXXXX	FCRE1437	06/11/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing VVOE for current employer, XXX that should be dated within XXX business days of closing, per guidelines. The only VVOE and WVOE provided are for the borrower's current employment with a different employer, XXX, with whom the borrower started employment on XX/XX/XXXX; this employer was not identified on the Final XXX and this income was not utilized for qualification purposes.	Document Uploaded. ; Document Uploaded.	Income and Employment Meet Guidelines; VOE and LOE provided; Received lender comments indicating paystub was used in lieu of VVOE, however according to the lender guidelines CDL- E CES Stand-Alone Product Profile XX/XX/XXXX, page XXX for Salaried income, VVOE must be dated within XXX business days of close, most recent paystub is ineligible. A VVOE dated within XXX business days of close from borrower’s employment with XXX as required per lender guidelines is missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034759	XXXXX	FCRE1158	06/05/2025	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing Replacement Cost Estimate showing that the total dwelling coverage meets or exceeds the replacement cost, Guaranteed Replacement Coverage on the Policy or e-mail from Hazard Insurer stating that the total dwelling coverage is sufficient to cover the replacement cost of the property, as required by guidelines.	Document Uploaded. Dwelling = $XXX Debris removal + XXX% = $XXX + XXX% extended = $XXX + XXX% Ordinance = $XXX appraised value = $XXX Xst lien = $XXX 2nd lien = $XXX = $XXX for both UPB's	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034759	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034759	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030725	XXXXX	FCRE0386	05/28/2025	Credit	Missing Doc - Credit	Borrower 1 Photo Identification not provided	Borrower XXX Photo Identification not provided. USA Patriot Act Disclosure is incomplete. The borrower's driver license details of ID Number, Issuance Date and Expiration Date are not completed.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Photo Identification provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030725	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030725	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031180	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031180	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031180	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030749	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030749	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030749	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030796	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030796	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030796	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030727	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030727	XXXXX	finding-2623	05/21/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030727	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030727	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031037	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031037	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031037	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031116	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031116	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031116	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030793	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030793	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030793	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030825	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030825	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030825	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030958	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030958	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030958	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031041	XXXXX	FCRE1333	05/23/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing Borrower is qualified on a combination of wage and overtime income, however, there is only one paystub in the file, pay period ending XX/XX/XXXX and only reflects wage and overtime breakdown for that specific pay period. Earnings for XXX only include a XXX WX which also does not break down earning type. As this borrower requires overtime to qualify, a breakdown of earning type is required for XXX year to date through XX/XX/XXXX and for all of XXX.	Document Uploaded.	Condition resolved as we have received the WVOE verifying all OT form XXX and XXX. ; Borrower XXX WVOE Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031041	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031041	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030754	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030754	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030754	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034754	XXXXX	FCRE1440	06/11/2025	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require mortgage payment history reflect XXX for 1st lien. Please provide verification the XX/XX/XXXX payment was made to ensure the loan is not XXX days late. The transaction history and servicing data reflects the borrower last paid XX/XX/XXXX.	Document Uploaded.	Housing History Meets Guideline Requirements; 1st lien payment history	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2034754	XXXXX	FCRE1319	06/11/2025	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower XXX Personal Tax Returns Missing all pages of personal tax returns for XXX and XXX (XXX's). The loan file only has page XXX and XXX for both years.	Borrowers were qualified with XXX wage income verified by pay stub and W2. They also used XXX Pension which was verified using the XXX XXX. The tax returns are not needed for qualification.	Borrower XXX Personal Tax Returns Provided; Taxes not required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/11/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034754	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034754	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030978	XXXXX	FCRE1146	05/28/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present State of XXX. A Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) is required. Missing MRELP. A Warranty Transaction Certificate was obtained, which is an Errors & Omissions certificate evidencing the loan is covered under a Service Agreement for which there is an Errors & Omissions Liability Policy.	Document Uploaded.	Title Document is fully Present; ; The finding remains as we still have not received the required MRELP. ; Need the MRELP certificate. Exception remains.; Document Uploaded.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030978	XXXXX	FCRE1363	05/16/2025	Credit	Missing Doc	Borrower 2 WVOE Missing	Borrower XXX WVOE Missing The lender's Income Calculation Worksheet shows a breakdown of the Base, Overtime, and Bonus income for XXX. However, only a XXX W-2 is provided. The lender's worksheet shows it is through XX/XX/XXXX, therefore the lender used a WVOE that was not provided. The lender qualified the borrower with XXX/XXX average base income of $XXX based on the XXX and XXX base income from the missing WVOE.	Document Uploaded.	Borrower XXX WVOE Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030978	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030978	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024046	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024046	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024046	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030974	XXXXX	FCRE1333	05/15/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing Provide Missing WVOE for BX XXXX	Document Uploaded.	Borrower XXX WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030974	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030974	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030973	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030973	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030973	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030748	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030748	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030748	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024055	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024055	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024055	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024045	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024045	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024045	XXXXX	FCOM8997	05/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031005	XXXXX	finding-3634	06/05/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase of Appraisal Fee on the Revised CE dated XX/XX/XXX without a valid COC in file.
									Document Uploaded.	Valid COC provided; exception resolved; Valid COC provided; exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2031005	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031005	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024043	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024043	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024043	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024041	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024041	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024041	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030781	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030781	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030781	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040891	XXXXX	FCRE7497	06/17/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing property tax information on the XXX REO Investment properties at XXX, XXX, XXX, and XXX.	Document Uploaded.	Evidence of tax information was received for the following REO properties: XXX, XXX, XXX, and XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/17/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040891	XXXXX	FCRE1437	06/09/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing property tax information on the XXX REO Investment properties at XXX, XXX, XXX, and XXX.	Document Uploaded.	Full WVOE provided ; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2040891	XXXXX	FCRE1333	06/09/2025	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower XXX WVOE Missing The Income Calculation Worksheet states the lender calculated income using a WVOE dated current as of XX/XX/XXXX that matched the information on the latest paystub with a XX/XX/XXXX pay end date. In lieu, the audit used the W-2's and paystubs for calculation purposes.	Document Uploaded.	Full WVOE provided ; Borrower XXX WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2040891	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2040891	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030722	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030722	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030722	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX % is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024042	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024042	XXXXX	finding-2962	05/22/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024042	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024042	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031178	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031178	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031178	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030829	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030829	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030829	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030788	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030788	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030788	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024040	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024040	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024040	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030820	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030820	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030820	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024039	XXXXX	FCOM8997	05/14/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024039	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024039	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024013	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024013	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024013	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030839	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030839	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030839	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024014	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024014	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024014	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024012	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024012	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024012	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024011	XXXXX	finding-3352	05/01/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024011	XXXXX	FCRE8999	05/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024011	XXXXX	FPRO8998	05/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030831	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030831	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030831	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031007	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031007	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031007	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030783	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030783	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030783	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030816	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030816	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030816	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030717	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030717	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030717	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023978	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023978	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023978	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024010	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024010	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024010	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030830	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030830	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030830	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031006	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031006	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031006	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024008	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024008	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024008	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024007	XXXXX	FCOM8997	05/15/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024007	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024007	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023980	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2023980	XXXXX	finding-2962	05/22/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2023980	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023980	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030782	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030782	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030782	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030814	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030814	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030814	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030843	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030843	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030843	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030835	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030835	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030835	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023979	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023979	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023979	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031011	XXXXX	FPRO1242	05/15/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM document available but document date is missing. Since there is no date in AVM (Pg: XXX), it is updated as missing.	Document Uploaded.	Resolved as we have received the missing AVM. ; Appraisal is Present or is Waived	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031011	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031011	XXXXX	finding-2502	05/06/2025	Compliance	Points & Fees	XXX Nonprime Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX Nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full XXX report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031011	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030787	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030787	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030787	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030819	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030819	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030819	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030723	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030723	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030723	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031179	XXXXX	finding-3352	05/15/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031179	XXXXX	FCRE8999	05/15/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031179	XXXXX	FPRO8998	05/15/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/15/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030834	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030834	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030834	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031008	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031008	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031008	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024009	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024009	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024009	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034757	XXXXX	FCOM1233	06/09/2025	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXX is Incomplete Final XXX is incomplete for co-borrower. Co-borrower has only been at current employer since XX/XX/XXXX (XXX yrs) vs. XX/XX/XXXX disclosed. Missing XXX year employment history on the final XXX.	Document Uploaded. XXX XXX attached reflects a XXX year employment history: XXX XX/XX/XXXX - current, XXX XX/XX/XXXX - XX/XX/XXX; Document Uploaded.	Revised XXX covers XXX years of history for BX; The Final XXX is Present; updated XXX does not reflect XXX yr job history	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034757	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034757	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030785	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030785	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030785	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030817	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030817	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030817	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030720	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030720	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030720	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031177	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031177	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031177	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023977	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023977	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023977	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030832	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030832	XXXXX	finding-2962	05/23/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030832	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030832	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031010	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031010	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031010	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030784	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030784	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030784	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030818	XXXXX	finding-3352	05/16/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030818	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030818	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030721	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030721	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030721	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031176	XXXXX	finding-3352	05/14/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031176	XXXXX	FCRE8999	05/14/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031176	XXXXX	FPRO8998	05/14/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/14/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030833	XXXXX	FCRE1180	06/05/2025	Credit	Missing Doc	HO-6 Insurance Policy is Missing	HO-X Insurance Policy is Missing The XXX reflects a hazard insurance premium for the subject condo which indicates there is an HO-X policy in place and has not been provided.	Document Uploaded.	Property is stand-alone detached condo. Evidence of full property coverage has been provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1161	06/05/2025	Credit	Missing Doc	Flood Certificate Missing	Missing Flood Certificate Missing Flood Certificate	Document Uploaded.	Flood Certificate is fully present; Flood cert provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1173	06/05/2025	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject property is a condominium. No Master Policy has been provided.	Document Uploaded.	HO-6 Master Insurance Policy is fully present; HOI plus LOE provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FVAL9739	06/05/2025	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The subject value has been established with the use of an HVE/AVM. Lender Guidelines require a Property Inspection evidencing at least average condition. The report has not been provided.	Document Uploaded.	Property/Appraisal Meets Guidelines; AVM PCI provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030833	XXXXX	FCRE1316	06/05/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The Final XXX reflects the Borrower is currently employed as a XXXXr and is also receiving pension and XXX benefits. The file is missing all income and employment documentation and verification.	Document Uploaded.	Borrower XXX 3rd Party VOE Prior to Close Was Provided; VOE provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1336	06/05/2025	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower XXX Award Letter Missing . File is missing all income documentation. XX/XX/XXXX reflects borrower was qualified with wage income, pension income and XXX benefit.	Document Uploaded.	Borrower XXX Award Letter Provided; Award letter provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1330	06/05/2025	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower XXX Paystubs Missing . File is missing all income documentation. XXX/XXX reflects borrower was qualified with wage income, pension income and XXX benefit.	Document Uploaded.	Borrower XXX Paystubs Provided; Paystub and W-2 provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1328	06/05/2025	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower XXX WX/XXX Missing. . File is missing all income documentation. XX/XX/XXXX reflects borrower was qualified with wage income, pension income and VA benefit.	Document Uploaded.	Borrower XXX WX/XXX Provided; paystub and W-2 provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCRE1253	06/05/2025	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert Missing Property Tax Cert	Document Uploaded.	Property Tax Cert Provided; Tax cert and escrow verified	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030833	XXXXX	FCRE1145	06/05/2025	Credit	Missing Doc	Title Document Missing	Title Document is missing Title Document is missing	Title Document is fully Present; Document Uploaded. MRELP	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	FCOM1252	06/04/2025	Compliance	Missing Doc	TRID: Missing Loan Estimate	There's no evidence of initial and revised (if applicable) LE(s) in file.	Document Uploaded.	Initial LE provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030833	XXXXX	finding-3352	06/04/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030833	XXXXX	finding-3634	06/04/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC and initial/revised LE(s). The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX Discount point, $XXX to $XXX for Underwriting Fee, $XXX to $XXX for the Appraisal Fee, $XXX to $XXX to Credit Report Fee, $XXX to $XXX for Lender's Title Insurance , $XXX to $XXX for Settlement Closing Fee, and $XXX to $XXX Transfer Taxes.
Document Uploaded.	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030833	XXXXX	finding-3635	06/04/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC and initial/revised LE(s). The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Mortgage Recording Fee.
Document Uploaded.	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/04/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030833	XXXXX	FCOM5135	06/04/2025	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required: Affiliated Business Disclosure Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030833	XXXXX	FCOM1266	06/04/2025	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Document Required: Homeownership Counseling Disclosure Is Missing	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2030833	XXXXX	FCOM9186	06/04/2025	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. 1st esigned doc in the file is dated XX/XX/XXX; Please provide e-consent dated XX/XX/XXXX or before.	Exception is non-material and graded as level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	2031009	XXXXX	FCRE1363	05/27/2025	Credit	Missing Doc	Borrower 2 WVOE Missing	Borrower XXX WVOE Missing Please provide a Written VOE or documentation from the coborrower's employer, XXX, confirming how the borrower is paid. The lender has qualified as if paid on a XXX month contract, but no documentation was provided to support this.	I acknowledge the reviewer's comments, however, I believe we have used a conservative approach to the income. Per the pay stub borrower's base is $XXX per month. We assumed a XXX month pay schedule which results in monthly income of $XXX. It is noted that the DTI is XXX%, the loan would qualify with incoe of $X.	Explanation provided is sufficient. Exception resolved.; Borrower XXX WVOE Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/27/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2031009	XXXXX	FCOM8997	05/13/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031009	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX  years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030786	XXXXX	FCOM8997	05/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030786	XXXXX	FCRE8999	05/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030786	XXXXX	FPRO8998	05/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030815	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030815	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030815	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030719	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030719	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030719	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031175	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031175	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031175	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031172	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031172	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031172	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031115	XXXXX	finding-3352	05/21/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031115	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031115	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031113	XXXXX	finding-3352	05/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031113	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031113	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030745	XXXXX	finding-3352	05/19/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030745	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030745	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030714	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030714	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030714	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030954	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030954	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030954	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031001	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031001	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031001	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030776	XXXXX	finding-3352	05/22/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030776	XXXXX	finding-2623	05/22/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030776	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030776	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023976	XXXXX	finding-3352	05/13/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023976	XXXXX	FCRE8999	05/13/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023976	XXXXX	FPRO8998	05/13/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/13/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031114	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031114	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031114	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030746	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030746	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030746	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023973	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023973	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023973	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030715	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030715	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030715	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030955	XXXXX	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030955	XXXXX	FPRO8998	05/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030955	XXXXX	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031003	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031003	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031003	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030780	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030780	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030780	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031110	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031110	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031110	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  % is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030742	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030742	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030742	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030711	XXXXX	FCOM8997	05/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030711	XXXXX	FPRO8998	05/21/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030711	XXXXX	FCRE8999	05/21/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023975	XXXXX	FCRE8999	05/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023975	XXXXX	FPRO8998	05/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2023975	XXXXX	FCOM8997	05/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030951	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030951	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030951	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030999	XXXXX	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030999	XXXXX	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030999	XXXXX	FCOM8997	05/22/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030775	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030775	XXXXX	finding-2962	05/23/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030775	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030775	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031108	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031108	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031108	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030740	XXXXX	FPRO8998	05/19/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030740	XXXXX	FCRE8999	05/19/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030740	XXXXX	FCOM8997	05/19/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/19/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030949	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030949	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030949	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030778	XXXXX	FCRE7497	06/06/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Lender to provide taxes not to exceed monthly amount of $XXX and HOA dues not to exceed monthly amount of $XXX for XXX.	Document Uploaded.	XXXX no hoa, Taxes and HOI provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030778	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030778	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030997	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030997	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030997	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034755	XXXXX	FCRE6546	06/09/2025	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Loan file is missing SSE screen print for XXX first lien as required by guidelines.	Document Uploaded. The correct Xst lien/borrower; Document Uploaded.	; SSE Screen print for XXX first lien for the subject, XXX provided ; SSE Screen print for XXX first lien received is for XXX, not the subject property. Missing a SSE Screen print for XXX first lien for the subject, XXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034755	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034755	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX  years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030773	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030773	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030773	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031111	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031111	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031111	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX   years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030741	XXXXX	FCOM8997	05/23/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030741	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030741	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030710	XXXXX	finding-3352	05/20/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030710	XXXXX	FCRE8999	05/20/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030710	XXXXX	FPRO8998	05/20/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030950	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030950	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030950	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030998	XXXXX	FCRE0377	06/05/2025	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The replacement cost estimator in the loan file is $XXX, but coverage amount is $XXX. It appears the HOI has ordinance or law coverage and increased replacement cost coverage, but policy does not reflect the percentage or dollar amount of either.	Document Uploaded.	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Updated hazard insurance reflects a dwelling of $XXX.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	2030998	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030998	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030774	XXXXX	finding-3352	05/23/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030774	XXXXX	finding-2623	05/23/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030774	XXXXX	FCRE8999	05/23/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030774	XXXXX	FPRO8998	05/23/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030747	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030747	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030716	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030716	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030716	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030956	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030956	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030956	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031004	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031004	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031004	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030779	XXXXX	FCRE1146	05/30/2025	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Warranty Transaction Certificate document missing in the file.	Title Document is fully Present; Document Uploaded. Transactional certificate	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/30/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2030779	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030779	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030837	XXXXX	FCOM8997	05/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030837	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030837	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031109	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031109	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031109	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030743	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030743	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030743	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030712	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030712	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030712	XXXXX	FCOM8997	05/27/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034756	XXXXX	FPRO1242	06/09/2025	Property	Missing Doc	Appraisal is Missing	Appraisal is Missing. The AVM used to qualify the subject loan is missing from the loan file.	Document Uploaded.	XXX AVM received ; Appraisal is Present or is Waived	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	2034756	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2034756	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030952	XXXXX	finding-3352	05/27/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030952	XXXXX	finding-2962	05/27/2025	Compliance	Points & Fees	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the XXX AB XXX higher-priced mortgage loan test. (XXX AB XXX, XXX Financial Code Division X.X XXX(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030952	XXXXX	FCRE8999	05/27/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030952	XXXXX	FPRO8998	05/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/27/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031000	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031000	XXXXX	finding-2623	05/28/2025	Compliance	Points & Fees	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR XXX.XXXB(XX) , COMAR XXX.XXXB(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031000	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2031000	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030777	XXXXX	finding-3352	05/28/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Loan is HPML compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030777	XXXXX	FPRO8998	05/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	2030777	XXXXX	FCRE8999	05/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/28/2025		A	A	A	A	A	A	A	A	A	A	A	A